UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2017—November 30, 2018

Item 1: Reports to Shareholders

Annual Report | November 30, 2018 Vanguard California Tax-Exempt Funds

Vanguard California Municipal Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	7
California Municipal Money Market Fund	9
California Intermediate-Term Tax-Exempt Fund	32
California Long-Term Tax-Exempt Fund	177

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

President and Chief Executive Officer

December 18, 2018

Your Fund’s Performance at a Glance

•    For the 12 months ended November 30, 2018, Vanguard California Intermediate-Term Tax-Exempt Fund returned 1.00% for Investor Shares and 1.08% for Admiral™ Shares, a bit below its benchmark index, which returned 1.34%.

•    Vanguard California Long-Term Tax-Exempt Fund returned 0.71% for Investor Shares and 0.80% for Admiral Shares. Its benchmark index returned 1.10%.

•    Vanguard California Municipal Money Market Fund returned 1.18%, ahead of the 0.77% average return of its peer group.

•    While fundamentals remained solid, municipal bonds hit a rough patch early on amid tax-law changes that affected both supply and demand. With yields rising, prices of municipal bonds finished the period down across the maturity spectrum, but particularly toward the intermediate and long end.

•    An underweight to state general obligation bonds helped relative performance for both the Long-Term and Intermediate-Term Funds. The Long-Term Fund was held back by our tilt toward bonds with maturities longer than 10 years.

Market Barometer

	Average Annual Total Returns
	Periods Ended November 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.92%	11.94%	10.89%
Russell 2000 Index (Small-caps)	0.57	10.08	7.50
Russell 3000 Index (Broad U.S. market)	5.53	11.80	10.62
FTSE All-World ex US Index (International)	-7.98	5.59	2.17

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.34%	1.33%	2.03%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.13	2.13	3.52
FTSE Three-Month U.S. Treasury Bill Index	1.76	0.92	0.55

CPI
Consumer Price Index	2.18%	2.02%	1.58%

Advisor’s Report

For the 12 months ended November 30, 2018, Vanguard California Intermediate-Term Tax-Exempt Fund returned 1.00% for Investor Shares and 1.08% for Admiral Shares. California Long-Term Tax-Exempt Fund returned 0.71% for Investor Shares and 0.80% for Admiral Shares. Both funds finished a bit behind their benchmark indexes.

Vanguard California Municipal Money Market Fund returned 1.18%; the average return of peer funds was 0.77%.

With municipal bond prices losing ground during the 12 months, the Intermediate-Term Fund’s 30-day SEC yield rose from 1.79% to 2.50% for Investor Shares and from 1.89% to 2.57% for Admiral Shares. The yield for the Long-Term Fund rose from 2.21% to 2.94% for Investor Shares and from 2.31% to 3.00% for Admiral Shares. The Money Market Fund’s 7-day SEC yield rose from 0.77% to 1.49%.

The investment environment

Macroeconomic fundamentals remained beneficial throughout the period. The U.S. economy continued to expand at a robust pace, boosted by tax cuts and more government spending. The unemployment rate dropped to 3.7%, nearly a 50-year low, and inflation rose to hover near the Federal Reserve’s target of 2%.

Yields of Tax-Exempt Municipal Securities

(AAA-Rated General Obligation Issues)

	November 30,	November 30,
Maturity	2017	2018
2 years	1.57%	1.98%
5 years	1.76	2.16
10 years	2.15	2.55
30 years	2.79	3.27

Source: Vanguard.

Given the strength of the economy, the Fed continued to normalize monetary policy during the fiscal period through further cuts to its balance sheet and four additional increases to the federal funds target rate, putting it at 2%—2.25% as of November 30. (The Fed raised the rate another quarter-percentage point in December, just after the close of the period under review.)

Despite the economic backdrop, the markets experienced periods of volatility. They swooned in late January on concerns that wage gains might push inflation higher and lead the Fed to raise rates more aggressively. October was another rough patch. Trade tensions with China intensified and investors reacted to comments from Fed Chairman Jerome Powell about how much higher rates might go, although he tamped down expectations in late November.

The municipal bond market also had to contend with the federal tax package, which was passed in December 2017. The package had a significant effect on the supply of municipal bonds. One major change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. The tax bill also included a provision—which was dropped just before passage—to eliminate the tax exemption for private activity bonds issued for airports and not-for-profit hospitals and colleges. The uncertainty about this provision resulted in a surge of private activity bond issuance at year-end.

The reduction in the statutory federal corporate tax rate to 21% also affected demand for munis. It made their tax-equivalent yields a little less attractive to a fairly narrow segment of the market composed of nontraditional buyers such as banks and insurance companies. Municipalities responded by structuring issuance more for traditional buyers, which boosted usable supply for retail investors and mutual funds. In addition, a cap on deductions for state and local taxes and mortgage interest payments has made muni bonds more attractive for residents of states with high property or other local taxes.

Bouts of volatility aside, muni bond yields largely took their cues from the U.S. Treasury market, where yields across the maturity spectrum ended the period higher.

California’s economy grew faster than the U.S. economy as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for California increased about 3.6% between November 2017 and October 2018, while the national index rose about 2.6%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

The overall credit trends for the state remain solid. Once again, the state legislature approved and Governor Jerry

Brown signed a budget on time, with $5.8 billion earmarked for the state’s rainy-day fund. Very few programs received spending increases in the current budget. California voters’ rejection in November of Proposition 6, which would have eliminated last year’s gas tax increase, also added to the state’s reputation for fiscal responsibility. These moves prompted Moody’s Investors Service to assign a positive outlook for the state.

The state’s cities, counties, and school districts continue to operate in an environment conducive to fiscal strength and stability. School districts continue to receive their state funding on time, and cities and counties haven’t had fiscal problems for several years. One exception, which we are monitoring, is the Los Angeles Unified School District. Moody’s assigned it a negative outlook in September because of long-term structural deficits and labor issues that could lead to a teachers strike early next year and exacerbate the deficits.

Muni issuance was down significantly over the past 12 months primarily because of the elimination of advance refundings. This has contributed to a tightening of spreads. State supply is down 33% compared with only a 19% reduction at the national level. Demand for California paper remains strong particularly among individual investors. The reduction in the state and local tax deduction in last year’s federal tax legislation has made bonds issued by the state more attractive.

Management of the funds

We strive to add value through a mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective, independent bond analyses. Our investment process relies on robust risk management to monitor the funds’ positioning.

An underweight to state general obligation bonds helped relative performance in both the Long-Term and Intermediate-Term Funds while an overweight to hospital revenue bonds hurt relative performance in both funds. The Long-Term Fund was held back by our tilt toward bonds with maturities longer than 10 years.

During the period, we increased exposure in the Intermediate-Term Fund to higher-quality bonds. In the Long-Term Fund, we made several tactical shifts. These included increased exposure to 4% and other lower-coupon bonds for AA-rated bonds, increased exposure to water and sewer and public education bonds, reduced exposure to redevelopment agency and public power bonds, and a tilt toward bonds with longer maturities.

The funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, however, only the Money Market Fund owned such securities.

The outlook

In the absence of external shocks, the U.S. economy is on pace to break above its long-term potential growth rate in 2018 and 2019—given the front-loaded effects of tax cuts and increased government spending on top of solid fundamentals—before dropping back toward 2%. That growth, along with some upward pressure on wages that reflects the tight labor market, may push the U.S. core personal consumption expenditures price index higher through the first part of 2019. Against this backdrop, the Fed is likely to keep raising rates and trimming the amount of Treasuries and mortgage-backed securities on its balance sheet this year and into 2019.

We see this bounce as cyclical, however, and still expect long-term structural pressures from an aging population, global sourcing of goods and labor, and technological disruptions to result in moderate long-run growth and inflation.

We may continue to see bouts of volatility in the bond market related to shifting expectations for inflation and interest rates. Other potential volatility triggers we’ll be watching include an intensification of trade disputes, flare-ups in geopolitical tensions, uncertainty over Brexit, and government spending in Italy.

We are anticipating a convergence in global monetary policy, with central banks in developed countries adopting less accommodative stances—some raising rates, some planning to do so, some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could rattle the markets.

As always, our experienced team of portfolio managers, credit analysts, and traders will continue to seek opportunities to add to the funds’ performance whatever the markets may bring.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

John M. Carbone, Principal,

Portfolio Manager

James M. D’Arcy, CFA, Portfolio Manager

Adam Ferguson, CFA, Portfolio Manager

Vanguard Fixed Income Group

December 18, 2018

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2018

	Beginning Account Value 5/31/2018	Ending Account Value 11/30/2018	Expenses Paid During Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,006.24	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,002.88	$0.75
Admiral Shares	1,000.00	1,003.20	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$999.04	$0.80
Admiral Shares	1,000.00	999.37	0.45
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.32	$0.76
Admiral Shares	1,000.00	1,024.62	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.27	$0.81
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

California Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2018			Final Value of a $10,000 Investment
	One Year	Five Years	Ten Years
California Municipal Money Market Fund	1.18%	0.42%	0.27%	$10,271
California Tax-Exempt Money Market Funds Average	0.77	0.22	0.13	10,132

California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
California Municipal Money Market Fund	6/1/1987	1.07%	0.37%	0.28%

See Financial Highlights for dividend information.

California Municipal Money Market Fund

Distribution by Issuer

As of November 30, 2018

Tax-Exempt Securities	100%

California Municipal Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (97.5%)
California (97.5%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Computer History Museum) VRDO	1.700%	12/7/18	LOC	7,000	7,000
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Lakeside Village Apartments) VRDO	1.380%	12/7/18	LOC	29,560	29,560
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Public Policy Institute) VRDO	1.420%	12/7/18	LOC	12,705	12,705
1	Agency Enhanced Affordable Housing Trust CA TOB VRDO	1.760%	12/7/18		50,000	50,000
1	Alameda CA Unified School District TOB VRDO	1.740%	12/7/18		4,000	4,000
	Alameda County CA CP	1.710%	12/5/18	LOC	7,500	7,500
	Anaheim CA Housing Finance Agency Home Mortgage Revenue VRDO	1.690%	12/7/18	LOC	5,485	5,485
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.670%	12/7/18		13,330	13,330
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.680%	12/7/18		6,710	6,710
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.680%	12/7/18		6,060	6,060
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.680%	12/7/18		8,435	8,435
1	Burbank CA Unified School District GO TOB VRDO	1.660%	12/7/18		5,520	5,520
1	California Coast Community College District GO TOB VRDO	1.690%	12/7/18		4,750	4,750
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18		1,890	1,890
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18		2,040	2,040
1	California Department of Water Resources Water System Revenue (Central Valley Project) TOB VRDO	1.640%	12/1/18	(Prere.)	3,985	3,985

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Department of Water Resources Water System Revenue CP	1.710%	12/4/18		5,000	5,000
	California Department of Water Resources Water System Revenue CP	1.700%	12/5/18		14,800	14,800
	California Department of Water Resources Water System Revenue CP	1.700%	12/6/18		7,000	7,000
	California Department of Water Resources Water System Revenue CP	1.700%	12/11/18		15,086	15,086
	California Department of Water Resources Water System Revenue CP	1.720%	12/12/18		18,400	18,400
	California Department of Water Resources Water System Revenue CP	1.700%	12/18/18		17,755	17,755
	California Department of Water Resources Water System Revenue CP	1.700%	12/19/18		42,029	42,029
	California Department of Water Resources Water System Revenue CP	1.740%	1/2/19		2,581	2,581
	California Department of Water Resources Water System Revenue CP	1.750%	1/2/19		38,632	38,632
	California Department of Water Resources Water System Revenue CP	1.700%	1/4 /19		27,025	27,025
	California Department of Water Resources Water System Revenue CP	1.720%	1/10/19		25,119	25,119
	California Department of Water Resources Water System Revenue CP	1.730%	1/15/19		22,354	22,354
	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	15,805	16,135
	California Educational Facilities Authority Revenue (Stanford Hospital) CP	1.650%	1/4/19		42,050	42,050
	California Educational Facilities Authority Revenue (Stanford Hospital) CP	1.750%	2/6/19		14,300	14,300
	California Educational Facilities Authority Revenue (Stanford University) CP	1.530%	12/4/18		42,600	42,600
	California Educational Facilities Authority Revenue (Stanford University) CP	1.780%	1/4/19		50,000	50,000
	California Educational Facilities Authority Revenue (Stanford University) CP	1.750%	4/2/19		3,625	3,625
	California Educational Facilities Authority Revenue (Stanford University) CP	1.750%	4/4/19		6,250	6,250
	California Educational Facilities Authority Revenue (Stanford University) CP	1.810%	5/2/19		37,950	37,950
	California Educational Facilities Authority Revenue (Stanford University) CP	1.810%	5/2/19		1,200	1,200
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.640%	12/7/18		8,000	8,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.720%	12/7/18		3,000	3,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.720%	12/7/18		3,590	3,590
2	California GO	2.690%	5/1/19		4,000	4,000
	California GO CP	1.760%	1/23/19		39,030	39,030
	California GO CP A6	1.780%	2/4/19		50,000	50,000
1	California GO TOB VRDO	1.650%	12/7/18		5,300	5,300
1	California GO TOB VRDO	1.650%	12/7/18		3,000	3,000
1	California GO TOB VRDO	1.650%	12/7/18		8,365	8,365
1	California GO TOB VRDO	1.690%	12/7/18		2,220	2,220

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	California GO TOB VRDO	1.690%	12/7/18	LOC	4,000	4,000
1	California GO TOB VRDO	1.690%	12/7/18	LOC	5,000	5,000
1	California GO TOB VRDO	1.690%	12/7/18		3,375	3,375
1	California GO TOB VRDO	1.700%	12/7/18		4,500	4,500
1	California GO TOB VRDO	1.700%	12/7/18		3,335	3,335
	California GO VRDO	1.380%	12/3/18	LOC	7,200	7,200
	California GO VRDO	1.400%	12/3/18	LOC	1,200	1,200
	California GO VRDO	1.440%	12/3/18	LOC	7,000	7,000
1	California GO VRDO	1.690%	12/7/18	LOC	2,825	2,825
1	California GO VRDO	1.690%	12/7/18	(4)LOC	5,005	5,005
1	California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) TOB VRDO	1.690%	12/7/18		2,295	2,295
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.250%	12/7/18	LOC	18,300	18,300
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.430%	12/7/18	LOC	35,000	35,000
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	1.470%	12/7/18	LOC	50,530	50,530
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	1.350%	12/7/18	LOC	24,350	24,350
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	1.350%	12/7/18	LOC	36,850	36,850
1,2	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) PUT	1.840%	5/1/19	LOC	2,500	2,500
1	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	1.690%	12/7/18		18,040	18,040
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.450%	12/6/18		13,320	13,319
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.450%	12/6/18		18,800	18,799
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.400%	12/13/18		28,165	28,165
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.450%	1/8/19		9,600	9,595
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.700%	2/5/19		3,400	3,400
	California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	1.400%	12/7/18		25,200	25,200
	California Health Facilities Financing Authority Revenue (Scripps Health) VRDO	1.340%	12/7/18		10,190	10,190
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/19		2,000	2,046
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.650%	12/7/18		2,592	2,592
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.690%	12/7/18		11,890	11,890
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.690%	12/7/18		3,100	3,100
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.700%	12/7/18		3,750	3,750

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.700%	12/7/18		14,305	14,305
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.710%	12/7/18		250	250
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.710%	12/7/18		9,715	9,715
	California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.) VRDO	2.060%	12/3/18	LOC	14,360	14,360
1	California Infrastructure & Economic Development Bank Revenue (University of California) TOB VRDO	1.670%	12/7/18		7,500	7,500
1	California Infrastructure & Economic Development Bank Revenue TOB VRDO	1.710%	12/7/18		6,970	6,970
	California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	1.380%	12/3/18		76,615	76,615
1	California Municipal Finance Authority Revenue (Pomona College) TOB VRDO	1.700%	12/7/18		3,750	3,750
	California Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	1.520%	12/3/18		1,645	1,645
	California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	2.050%	12/3/18	LOC	139,650	139,650
	California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	2.050%	12/3/18	LOC	43,220	43,220
	California Pollution Control Financing Authority Revenue (Recology Inc.) VRDO	1.730%	12/7/18	LOC	19,750	19,750
1	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) TOB VRDO	1.650%	12/7/18		3,750	3,750
1	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) TOB VRDO	1.670%	12/7/18		4,000	4,000
	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) VRDO	1.400%	12/3/18	LOC	4,900	4,900
	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) VRDO	1.400%	12 /3/18	LOC	7,400	7,400
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/19		5,000	5,132
	California State University Institute CP	1.750%	1/8/19	LOC	1,980	1,980
	California State University Institute CP	1.750%	2/5/19		2,967	2,967
1	California State University Revenue TOB VRDO	1.690%	12/7/18		2,240	2,240
1	California State University Systemwide Revenue TOB VRDO	1.690%	12/7/18		7,160	7,160
	California Statewide Communities Development Authority Multifamily Housing Revenue (Canyon Springs Apartments Project) VRDO	1.720%	12/7/18	LOC	10,695	10,695
	California Statewide Communities Development Authority Multifamily Housing Revenue (Crossing Senior Apartments) VRDO	1.710%	12/7/18	LOC	8,000	8,000
	California Statewide Communities Development Authority Multifamily Housing Revenue (Ridgeway Apartments) VRDO	1.400%	12/7/18	LOC	26,525	26,525
	California Statewide Communities Development Authority Multifamily Housing Revenue (Steadfast River Run LP) VRDO	1.710%	12/7/18	LOC	13,405	13,405

California Municipal Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Multifamily Housing Revenue (Wilshire Court Project) VRDO	1.710%	12/7/18	LOC	11,900	11,900
California Statewide Communities Development Authority Multifamily Revenue VRDO	1.730%	12/3/18	LOC	7,400	7,400
California Statewide Communities Development Authority Revenue (Heritage Park Apartments) VRDO	1.710%	12/7/18	LOC	30,000	30,000
California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.790%	2/6/19		8,000	8,000
California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.800%	2/14/19		7,000	7,000
California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.840%	3/13/19		8,000	8,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.550%	12/11/18		22,000	22,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.400%	12/13/18		5,200	5,200
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.450%	1/8/19		29,500	29,500
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.700%	2/5/19		11,000	11,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.700%	2/5/19		21,090	21,090
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.650%	2/7/19		20,000	20,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.780%	2/14/19		25,000	25,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.790%	2/14/19		20,000	20,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.790%	2/14/19		30,000	30,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	2/19/19		17,000	17,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.800%	2/19/19		30,000	30,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.770%	3/6/19		7,600	7,600
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.840%	3/6/19		33,750	33,750
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.830%	3/14/19		25,000	25,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.840%	3/25/19		40,000	40,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.920%	4/2/19		16,250	16,250
California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.810%	4/4/19		4,790	4,790
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.540%	12/7/18		10,980	10,980

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.580%	12/7/18		2,400	2,400
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.620%	12/7/18		6,310	6,310
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.620%	12/7/18		5,000	5,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	1.620%	12/7/18		15,055	15,055
1	California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	1.690%	12/7/18		3,330	3,330
1	California Statewide Communities Development Authority Revenue (Trinity Health) TOB VRDO	1.650%	12/7/18		2,175	2,175
1	Campbell Union High School District CA GO TOB VRDO	1.690%	12/7/18		9,000	9,000
	Chula Vista CA Multifamily Housing Revenue (Teresina Apartments) VRDO	1.630%	12/7/18	LOC	14,940	14,940
1	Coast Community College District CA GO TOB VRDO	1.690%	12/7/18	LOC	5,000	5,000
	Contra Costa CA Municipal Water District Revenue (Extendible) CP	1.790%	8/23/19		17,000	17,000
	Contra Costa County CA Multifamily Housing Revenue (Park Regency) VRDO	1.630%	12/7/18	LOC	60,000	60,000
1	Corona-Norco Unified School District CA GO TOB VRDO	1.690%	12/7/18	LOC	4,315	4,315
1	Cupertino CA Union School District GO TOB VRDO	1.680%	12/7/18		8,870	8,870
1	Desert CA Community College District GO TOB VRDO	1.660%	12/7/18		6,000	6,000
1,2	Dublin CA Unified School District GO TOB PUT	1.660%	12/6/18		12,000	12,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.720%	12/3/18		20,700	20,700
	East Bay CA Municipal Utility District Water System Revenue CP	1.700%	12/4/18		20,000	20,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.730%	1/3/19		10,000	10,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.720%	1/4/19		21,700	21,700
	East Bay CA Municipal Utility District Water System Revenue CP	1.760%	2/4/19		12,000	12,000
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.640%	12/7/18		6,775	6,775
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.690%	12/7/18	(Prere.)	10,445	10,445
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.700%	12/7/18		2,500	2,500
1	Eastern Municipal Water District CA Financing Authority CA TOB VRDO	1.710%	12/7/18		9,000	9,000
1	Elk Grove CA Unified School District GO TOB VRDO	1.660%	12/3/18		3,200	3,200
1	Elk Grove CA Unified School District GO TOB VRDO	1.700%	12/7/18		2,120	2,120
	Escondido CA Community Development Multifamily Revenue (Heritage Park Apartments) VRDO	1.690%	12/7/18	LOC	4,250	4,250

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Folsom Cordova CA Unified School District School Facilities Improvement Dist. No. 5 TOB VRDO	1.650%	12/7/18		3,750	3,750
1	Fremont CA Union High School District TOB VRDO	1.690%	12/7/18		3,425	3,425
1	Hartnell CA Community College GO TOB VRDO	1.710%	12/7/18		1,245	1,245
1	Hayward CA Area Recreation & Park District GO TOB VRDO	1.710%	12/7/18		5,000	5,000
1	Huntington Beach CA City School District GO TOB VRDO	1.660%	12/3/18		3,000	3,000
1	Imperial CA Irrigation District Electric Revenue TOB VRDO	1.700%	12/7/18		3,590	3,590
2	Irvine CA Ranch Water District Revenue PUT	1.680%	3/8/19		17,540	17,540
2	Irvine CA Ranch Water District Revenue PUT	1.680%	3/8/19		14,360	14,360
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue VRDO	1.400%	12/3/18	LOC	7,040	7,040
1	Irvine Ranch CA Water District COP TOB VRDO	1.690%	12/7/18		3,220	3,220
1	Irvine Ranch CA Water District Revenue TOB VRDO	1.670%	12/7/18		4,160	4,160
	Kings County CA Housing Authority (Edgewater Isle Apartments) Revenue VRDO	1.550%	12/7/18	LOC	11,380	11,380
	Livermore CA Redevelopment Agency Multi-Family Housing Revenue (Richards Manor) VRDO	1.690%	12/7/18	LOC	4,770	4,770
1	Long Beach CA Harbor Revenue TOB VRDO	1.650%	12/7/18		4,000	4,000
1	Long Beach CA Unified School District GO TOB VRDO	1.710%	12/7/18		21,060	21,060
1	Long Beach CA Unified School District GO TOB VRDO	1.710%	12/7/18		2,500	2,500
1	Los Angeles CA Community College District GO TOB VRDO	1.690%	12/7/18	(Prere.)	15,940	15,940
	Los Angeles CA Community Redevelopment Agency Multifamily Housing Revenue (Academy Village Apartments) VRDO	1.630%	12/7/18	LOC	8,300	8,300
	Los Angeles CA Community Redevelopment Agency Multifamily Housing Revenue (Hollywood & Vine Apartments) VRDO	1.690%	12/7/18	LOC	92,900	92,900
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.670%	12/7/18		4,700	4,700
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.690%	12/7/18		7,500	7,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.690%	12/7/18		3,700	3,700
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.710%	12/7/18		9,160	9,160
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.720%	12/7/18		2,500	2,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.750%	12/7/18		4,720	4,720
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.750%	12/7/18		2,940	2,940

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.750%	12/7/18		5,200	5,200
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.750%	12/7/18		7,545	7,545
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.750%	12/7/18		6,665	6,665
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.750%	12/7/18		5,020	5,020
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.650%	12/7/18		12,060	12,060
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.720%	12/7/18		6,830	6,830
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.740%	12/7/18		2,500	2,500
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.740%	12/7/18		2,245	2,245
1	Los Angeles CA Department of Airports TOB VRDO	1.740%	12/7/18		2,520	2,520
1	Los Angeles CA Department of Airports TOB VRDO	1.750%	12/7/18		2,125	2,125
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.650%	12/7/18		7,310	7,310
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.650%	12/7/18		1,150	1,150
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.690%	12/7/18		7,500	7,500
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.690%	12/7/18		4,350	4,350
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.700%	12/7/18		10,835	10,835
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.720%	12/7/18		10,900	10,900
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.720%	12/7/18		2,000	2,000
	Los Angeles CA Department of Water & Power Revenue VRDO	1.390%	12/3/18		9,865	9,865
	Los Angeles CA Department of Water & Power Revenue VRDO	1.450%	12/3/18		9,800	9,800
	Los Angeles CA Department of Water & Power Revenue VRDO	1.450%	12/3/18		903	903
	Los Angeles CA Department of Water & Power Revenue VRDO	1.290%	12/7/18		1,350	1,350
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.650%	12/7/18		3,665	3,665
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.650%	12/7/18		4,800	4,800
	Los Angeles CA GO	5.000%	9/1/19		5,000	5,122
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.690%	12/7/18	(Prere.)	8,150	8,150
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.750%	12/7/18		2,220	2,220
	Los Angeles CA International Airport Revenue CP	1.710%	12/5/18	LOC	7,317	7,317

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA International Airport Revenue CP	1.770%	1/ 17/19	LOC	8,972	8,972
	Los Angeles CA Metro Trans Tax Revenue CP	1.720%	1/8/19	LOC	3,600	3,600
	Los Angeles CA Metro Trans Tax Revenue CP	1.740%	1/8/19	LOC	3,900	3,900
	Los Angeles CA Metro Trans Tax Revenue CP	1.740%	1/17/19		11,940	11,940
	Los Angeles CA Metro Trans Tax Revenue CP	1.730%	1/29/19		9,445	9,445
	Los Angeles CA Metro Trans Tax Revenue CP	1.750%	2/7/19		3,967	3,967
	Los Angeles CA Multifamily Housing Revenue (Queen Portfolio Apartments Project) VRDO	1.630%	12/7/18	LOC	6,050	6,050
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.700%	12/5/18	LOC	24,475	24,475
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.770%	1/29/19	LOC	2,000	2,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.760%	2/5/19		5,000	5,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.770%	2/14/19		5,000	5,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.830%	2/26/19	LOC	7,000	7,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	1.830%	2/26/19	LOC	11,000	11,000
	Los Angeles CA TRAN	4.000%	6/27/19		85,895	87,050
1	Los Angeles CA Unified School District GO TOB VRDO	1.650%	12/7/18		4,000	4,000
1	Los Angeles CA Unified School District GO TOB VRDO	1.690%	12/7/18		10,000	10,000
1	Los Angeles CA Unified School District GO TOB VRDO	1.690%	12/7/18		6,665	6,665
1	Los Angeles CA Unified School District GO TOB VRDO	1.690%	12/7/18		5,200	5,200
1,2	Los Angeles CA Wastewater System Revenue TOB PUT	1.840%	12/3/18	LOC	5,000	5,000
	Los Angeles CA Wastewater System Revenue VRDO	1.400%	12/7/18	LOC	28,860	28,860
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.710%	12/4/18	LOC	25,165	25,165
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.690%	12/12/18	LOC	27,935	27,935
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.740%	1/10/19		5,000	5,000
	Los Angeles County CA Schools Pooled Financing Program Revenue	4.000%	6/3/19		7,000	7,086
	Los Angeles County CA TRAN	4.000%	6/28/19		49,280	49,917
1	Lucia Mar CA Unified School District GO TOB VRDO	1.690%	12/7/18		4,990	4,990
1	Madera CA Unified School District GO TOB VRDO	1.660%	12/7/18		6,400	6,400
	Manteca CA Redevelopment Agency Tax Allocation Revenue VRDO	1.630%	12/3/18	LOC	21,040	21,040
1	Marin CA Community College District GO VRDO	1.690%	12/7/18	LOC	3,125	3,12 5
1	Marin CA Healthcare District GO TOB VRDO	1.700%	12/7/18		1,600	1,600
1	Marin CA Healthcare District GO TOB VRDO	1.710%	12/7/18		9,335	9,335
1	Marin CA Water District Financing Authority Revenue TOB VRDO	1.720%	12/7/18		6,105	6,105

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	Metropolitan Water District of Southern California Revenue PUT	1.660%	7/25/19		30,000	30,000
2	Metropolitan Water District of Southern California Revenue PUT	1.660%	7/25/19		26,500	26,500
2	Metropolitan Water District of Southern California Revenue PUT	1.660%	7/25/19		76,930	76,923
	Metropolitan Water District of Southern California Revenue VRDO	1.450%	12/3/18		19,700	19,700
	Metropolitan Water District of Southern California Revenue VRDO	1.450%	12/3/18		59,230	59,230
	Metropolitan Water District of Southern California Revenue VRDO	1.290%	12/7/18		22,800	22,800
1	Morgan Hill CA Unified School District GO TOB VRDO	1.670%	12/7/18		8,000	8,000
1	Newhall CA School District GO TOB VRDO	1.660%	12/3/18		3,400	3,400
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.700%	12/7/18	LOC	87,000	87,000
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.700%	12/7/18	LOC	40,000	40,000
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.720%	12/7/18	LOC	16,200	16,200
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.830%	12/7/18	LOC	13,600	13,600
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.830%	12/7/18	LOC	9,100	9,100
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.840%	12/7/18	LOC	1,000	1,000
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.840%	12/7/18	LOC	34,000	34,000
1	Oakland CA GO TOB VRDO	1.660%	12/3/18		2,485	2,485
	Oceanside CA Multifamily Housing Revenue (Shadow Way Apartments Project) VRDO	1.630%	12/7/18	LOC	15,000	15,000
1	Oxnard CA School District GO TOB VRDO	1.690%	12/7/18	(15)LOC	3,000	3,000
1	Oxnard CA Union High School District GO TOB VRDO	1.680%	12/7/18		7,200	7,200
1	Palomar CA Community College District GO TOB VRDO	1.650%	12/7/18		2,880	2,880
1	Palomar CA Community College District GO TOB VRDO	1.710%	12/7/18		6,400	6,400
	Pasadena CA COP VRDO	1.540%	12/7/18	LOC	18,920	18,920
	Pleasanton CA Multifamily Housing Revenue VRDO	1.710%	12/7/18	LOC	13,360	13,360
1	Regents of the University of California Revenue TOB VRDO	1.670%	12/7/18		5,125	5,125
1	Regents of the University of California Revenue TOB VRDO	1.720%	12/7/18		4,109	4,109
	Richmond CA Multifamily Housing Revenue (Baycliff Apartments Project) VRDO	1.710%	12/7/18	LOC	26,490	26,490
1	Riverside CA Electric Revenue TOB VRDO	1.720%	12/7/18		8,580	8,580
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Southwest Justice Center) VRDO	1.400%	12/7/18	(12)LOC	16,940	16,940
	Riverside County CA Teeter Revenue	4.000%	10/24/19		20,000	20,378

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Riverside County CA Transportation Commission TOB VRDO	1.720%	12/7/18	(Prere.)	12,730	12,730
1	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.690%	12/7/18		10,000	10,000
1	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.690%	12/7/18		6,000	6,000
	Sacramento CA Housing Authority Multifamily Housing Revenue AMT VRDO	1.710%	12/7/18	LOC	14,270	14,270
	Sacramento CA Municipal Utility District Revenue CP	1.720%	12/3/18	LOC	35,000	35,000
	Sacramento CA Municipal Utility District Revenue CP	1.740%	12/4/18	LOC	8,800	8,800
	Sacramento CA Municipal Utility District Revenue CP	1.720%	12/11/18	LOC	25,000	25,000
	Sacramento CA Municipal Utility District Revenue CP	1.710%	1/8/19		7,500	7,500
	Sacramento CA Transportation Authority Sales Tax Revenue VRDO	1.330%	12/7/18		64,900	64,900
	Sacramento County CA Housing Authority Revenue (Ashford Heights LP) VRDO	1.710%	12/7/18	LOC	12,255	12,255
	Sacramento County CA Housing Authority Revenue (Hasting at Antelope LP) VRDO	1.710%	12/7/18	LOC	16,300	16,300
	Sacramento County CA Multifamily Housing Revenue (River Pointe Apartments) VRDO	1.690%	12/7/18	LOC	9,700	9,700
1	San Bernardino CA Community College District GO TOB VRDO	1.670%	12/7/18		4,620	4,620
1	San Bernardino County CA Transportation Authority Revenue TOB VRDO	1.690%	12/7/18		12,100	12,100
1	San Diego CA Community College District GO TOB VRDO	1.690%	12/7/18	(Prere.)	6,445	6,445
1	San Diego CA Community College District GO TOB VRDO	1.740%	12/7/18	(Prere.)	3,490	3,490
	San Diego CA Housing Authority Multifamily Housing Revenue (Bay Vista Apartments Project) VRDO	1.710%	12/7/18	LOC	24,190	24,190
	San Diego CA Public Facilities CP	1.700%	12/17/18		14,676	14,676
	San Diego CA Public Facilities CP	1.710%	12/17/18		53,968	53,968
	San Diego CA Public Facilities CP	1.730%	12/17/18		22,759	22,759
1	San Diego CA Public Facilities Financing Authority Sewer Revenue TOB VRDO	1.730%	12/7/18	(Prere.)	6,230	6,230
1	San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	1.690%	12/7/18	(Prere.)	3,800	3,800
1	San Diego CA Unified School District GO TOB VRDO	1.690%	12/7/18		4,000	4,000
1	San Diego CA Unified School District GO TOB VRDO	1.690%	12/7/18	LOC	4,500	4,500
1	San Diego CA Unified School District GO TOB VRDO	1.690%	12/7/18		2,500	2,500
1	San Diego CA Unified School District GO TOB VRDO	1.710%	12/7/18		2,500	2,500
	San Diego County & School Districts CA Tax and Revenue Anticipation Note Program Revenue	4.000%	6/28/19		3,000	3,041
	San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	1.320%	12/7/18		20,000	20,000

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Diego County CA Regional Transportation Commission Sales Tax Revenue TOB VRDO	1.690%	12/7/18		4,445	4,445
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	1.300%	12/7/18		59,230	59,230
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	1.370%	12/7/18		11,030	11,030
	San Diego County CA Water Authority Revenue (Extendible) CP	1.830%	8/2/19		17,500	17,500
	San Diego County CA Water Authority Revenue (Extendible) CP	1.720%	8 /23/19		12,500	12,500
	San Diego County CA Water Authority Revenue CP	1.720%	12/5/18		13,100	13,100
	San Diego County CA Water Authority Revenue P	1.720%	12/5/18		35,000	35,000
	San Diego County CA Water Authority Revenue CP	1.730%	12/6/18		21,000	21,000
	San Diego County CA Water Authority Revenue CP	1.700%	12/7/18		15,000	15,000
	San Diego County CA Water Authority Revenue CP	1.750%	2 /4/19		22,000	22,000
1	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	1.690%	12/7/18		3,750	3,750
	San Francisco CA City & County Finance Corp. Lease Revenue (Moscone Center Expansion) VRDO	1.380%	12/7/18	LOC	8,720	8,720
1	San Francisco CA City & County GO TOB VRDO	1.690%	12/7/18		11,450	11,450
	San Francisco CA City & County International Airport Revenue CP	1.720%	12/6/18	LOC	1,575	1,575
	San Francisco CA City & County International Airport Revenue CP	1.770%	12/6/18	LOC	1,250	1,250
	San Francisco CA City & County International Airport Revenue CP	1.720%	1/15/19		25,235	25,235
	San Francisco CA City & County International Airport Revenue CP	1.770%	1/15/19	LOC	30,000	30,000
	San Francisco CA City & County International Airport Revenue CP	1.790%	1/15/19	LOC	40,000	40,000
	San Francisco CA City & County International Airport Revenue VRDO	1.440%	12/7/18	LOC	3,395	3,395
	San Francisco CA City & County International Airport Revenue VRDO	1.450%	12/7/18	LOC	26,345	26,345
	San Francisco CA City & County International Airport Revenue VRDO	1.500%	12/7/18	LOC	14,800	14,799
	San Francisco CA City & County Lease Revenue CP	1.700%	12/6/18	LOC	16,750	16,750
	San Francisco CA City & County Multifamily Housing Revenue (City Heights Apartments) VRDO	1.750%	12/7/18	LOC	11,700	11,700
	San Francisco CA City & County Public Utilities Commission CP	1.680%	12/13/18		11, 336	11,336
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.760%	1/29/19		11,708	11,708
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.760%	1/29/19		21,499	21,499

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue CP	1.760%	1/29/19		22,246	22,246
1	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.710%	12/7/18		6,900	6,900
1	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	1.690%	12/7/18		5,555	5,555
1	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	1.690%	12/7/18	(Prere.)	47,850	47,850
	San Francisco CA City & County Redevelopment Agency Multifamily Housing Revenue (Third & Mission Streets) VRDO	1.670%	12/7/18	LOC	40,850	40,850
1	San Joaquin Delta CA Community College District GO TOB VRDO	1.790%	12/7/18		4,835	4,835
	San Jose CA Multifamily Housing Revenue (Cinnabar Commons) VRDO	1.710%	12/7/18	LOC	15,000	15,000
1	San Jose CA Redevelopment Agency Successor Agency Tax Allocation TOB VRDO	1.660%	12/7/18		9,415	9,415
1	San Jose CA Unified School District GO TOB VRDO	1.650%	12/7/18		2,120	2,120
1	San Mateo CA County Community College District GO TOB VRDO	1.700%	12/7/18		2,235	2,235
1	San Rafael City High School District CA GO TOB VRDO	1.700%	12/7/18		3,000	3,000
	Santa Clara CA Electric Revenue VRDO	1.390%	12/7/18	LOC	13,255	13,255
1	Santa Clara CA TOB VRDO	1.690%	12/7/18		2,985	2,985
1	Santa Clara CA TOB VRDO	1.690%	12/7/18		2,500	2,500
1	Santa Clara County CA GO TOB VRDO	1.690%	12/7/18		8,250	8,250
	Santa Clara Valley CA Water District CP	1.700%	12/4/18		9,000	9,000
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	1.380%	12/7/18		7,200	7,200
1	Santa Monica CA Community College District GO TOB VRDO	1.660%	12/7/18		1,200	1,200
1	Santa Monica CA Community College District GO TOB VRDO	1.690%	12/7/18		5,000	5,000
1	Santa Monica CA Community College District GO TOB VRDO	1.690%	12/7/18		6,530	6,530
1	Solano County CA Community College District GO TOB VRDO	1.710%	12/7/18		3,000	3,000
1	Sonoma County Junior College District CA GO TOB VRDO	1.690%	12/7/18	LOC	5,000	5,000
	Southern California Public Power Authority Revenue VRDO	1.400%	12/3/18	LOC	23,545	23,545
1	Southwestern California Community College District GO TOB VRDO	1.650%	12/7/18		6,010	6,010
1	Southwestern California Community College District GO TOB VRDO	1.710%	12/7/18		3,200	3,200
	Turlock CA Irrigation District Revenue CP	1.720%	12/20/18	LOC	4,443	4,443
	Turlock CA Irrigation District Revenue CP	1.780%	2/12/19		44,900	44,900
1	University of California Revenue TOB VRDO	1.680%	12/7/18		1,500	1,500
1	University of California Revenue TOB VRDO	1.690%	12/7/18		5,000	5,000
1	University of California Revenue TOB VRDO	1.690%	12/7/18		10,945	10,945
1	University of California Revenue TOB VRDO	1.690%	12/7/18		10,135	10,135
1	University of California Revenue TOB VRDO	1.690%	12/7/18		5,000	5,000
1	University of California Revenue TOB VRDO	1.690%	12/7/18		2,500	2,500

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	University of California Revenue TOB VRDO	1.690%	12/7/18	2,585	2,585
1	University of California Revenue TOB VRDO	1.690%	12/7/18	4,125	4,125
1	University of California Revenue TOB VRDO	1.710%	12/7/18	20,870	20,870
1	University of California Revenue TOB VRDO	1.710%	12/7/18	15,000	15,000
	University of California Revenue VRDO	1.470%	12/3/18	84,875	84,875
	University of California Revenue VRDO	1.490%	12/3/18	96,950	96,950
	University of California Revenue VRDO	1.500%	12/3/18	80,900	80,900
Total Tax-Exempt Municipal Bonds (Cost $5,215,635)					5,215,635

					Amount ($000)
Other Assets and Liabilities (2.5%)
Other Assets
Investment in Vanguard					273
Receivables for Investment Securities Sold					59,650
Receivables for Accrued Income					13,550
Receivables for Capital Shares Issued					90,455
Other Assets					6,901
Total Other Assets					170,829
Liabilities
Payables for Investment Securities Purchased					(20,595)
Payables for Capital Shares Redeemed					(15,885)
Payables for Distributions					(579)
Payables to Vanguard					(390)
Total Liabilities					(37,449)
Net Assets (100%)
Applicable to 5,348,388,103 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					5,349,015
Net Asset Value Per Share					$1.00

At November 30, 2018, net assets consisted of:

					Amount ($000)
Paid-in Capital					5,349,079
Total Distributable Earnings (Loss)					(64)
Net Assets					5,349,015

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $1,190,846,000, representing 22.3% of net assets.

2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Municipal Money Market Fund

Statement of Operations

Year Ended November 30, 2018
($000)
Investment Income
Income
Interest	63,343
Total Income	63,343
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,203
Management and Administrative	5,262
Marketing and Distribution	1,004
Custodian Fees	41
Auditing Fees	29
Shareholders’ Reports and Proxy	30
Trustees’ Fees and Expenses	3
Total Expenses	7,572
Expenses Paid Indirectly	(22)
Net Expenses	7,550
Net Investment Income	55,793
Realized Net Gain (Loss) on Investment Securities Sold	(69)
Net Increase (Decrease) in Net Assets Resulting from Operations	55,724

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018 ($000)	2017 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,793	24,428
Realized Net Gain (Loss)	(69)	11
Net Increase (Decrease) in Net Assets Resulting from Operations	55,724	24,439
Distributions
Net Investment Income	(55,737)	(24,427)
Realized Capital Gain	—	—
Total Distributions	(55,737)	(24,427)
Capital Share Transactions (at $1.00 per share)
Issued	4,073,264	2,470,709
Issued in Lieu of Cash Distributions	51,607	22,934
Redeemed	(2,818,436)	(1,956,129)
Net Increase (Decrease) from Capital Share Transactions	1,306,435	537,514
Total Increase (Decrease)	1,306,422	537,526
Net Assets
Beginning of Period	4,042,593	3,505,067
End of Period	5,349,015	4,042,593

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012 [1]	.006 [1]	.002	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.012	.006	.002	.0001	.0001
Distributions
Dividends from Net Investment Income	(.012)	(.006)	(.002)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.012)	(.006)	(.002)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.18%	0.64%	0.25%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,349	$4,043	$3,505	$3,391	$3,586
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.13%[3]	0.06%[3]	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	1.18%	0.64%	0.25%	0.01%	0.01%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015 and 0.16% for 2014. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Notes to Financial Statements

Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs);

California Municipal Money Market Fund

the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $273,000, representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2018, custodian fee offset arrangements reduced the fund’s expenses by $22,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.   Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	569
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(69)
Net Unrealized Gains (Losses)	—

California Municipal Money Market Fund

As of November 30, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	5,215,635
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

F.   The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $819,491,000 and $832,715,000, respectively.

G.   Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2018			Final Value of a $10,000 Investment
	One Year	Five Years	Ten Years
California Intermediate-Term Tax-Exempt Fund Investor Shares	1.00%	3.10%	4.43%	$15,433
Bloomberg Barclays Municipal California Intermediate Bond Index	1.34	2.69	4.36	15,325
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	16,101

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Intermediate-Term Tax-Exempt Fund Admiral Shares	1.08%	3.20%	4.52%	$77,815
Bloomberg Barclays Municipal California Intermediate Bond Index	1.34	2.69	4.36	76,624
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	80,506

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	0.04%	3.14%	3.25%	1.07%	4.32%
Admiral Shares	11/12/2001	0.13	3.23	3.33	1.07	4.40

California Intermediate-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2018

Under 1 Year	4.1%
1 - 3 Years	10.9
3 - 5 Years	11.9
5 - 10 Years	25.6
10 - 20 Years	47.5
20 - 30 Years	0.0
Over 30 Years	0.0

California Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
California (99.0%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/23	700	769
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/24	1,195	1,310
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	6.000%	7/1/31	2,750	2,965
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/32	1,060	1,118
ABAG Finance Authority for Nonprofit Corps. California Revenue (Eskaton Properties Inc. Obligated Group)	5.000%	11/15/35	3,250	3,448
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	893
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	608
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,091
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,373
ABAG Finance Authority for Nonprofit Corps. California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	7,947
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,081
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,086
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,042
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,030
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,696
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	972

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	6.000%	8/1/30		18,140	19,982
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/31		1,000	1,109
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/32		1,000	1,108
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/34		1,780	1,962
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21		275	296
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22		350	385
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/23		370	414
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/24		395	449
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25		505	569
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26		675	763
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28		1,150	1,286
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29		985	1,097
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30		1,405	1,560
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31		495	548
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32		520	577
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	750	850
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(15)	1,000	1,129
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,680	1,882
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	(15)	1,640	1,830

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(15)	3,000	3,337
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(15)	2,375	2,637
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/19	(2)(ETM)	13,240	13,058
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/19	(2)	1,050	1,027
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	13,780	13,310
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	285	270
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/21		1,485	1,546
Alameda CA Corridor Transportation Authority Revenue	4.000%	3/1/22		5,540	5,926
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		6,185	6,722
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		2,220	2,461
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/23		3,145	3,332
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/23		2,160	2,445
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/24		1,460	1,635
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/25		2,610	2,956
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/29	(2)	30,240	19,928
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	9,110	5,717
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		13,435	14,784
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		15,825	17,346
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		13,495	14,734
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/32		7,000	7,834
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/33		8,415	9,396
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/34		4,640	5,163
Alameda County CA Unified School District GO	5.000%	8/1/34		2,890	3,291
Alum Rock CA Union Elementary School District GO	5.000%	8/1/22	(15)	500	554
Alum Rock CA Union Elementary School District GO	5.000%	8/1/23	(15)	800	906
Alum Rock CA Union Elementary School District GO	5.000%	8/1/24	(15)	1,000	1,153

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Alum Rock CA Union Elementary School District GO	5.000%	8/1/25	(15)	1,275	1,496
Alum Rock CA Union Elementary School District GO	5.000%	8/1/26	(15)	1,180	1,379
Alum Rock CA Union Elementary School District GO	5.000%	8/1/32	(15)	2,745	3,153
Alvord CA Unified School District GO	5.900%	2/1/21	(14)	2,230	2,404
Alvord CA Unified School District GO	5.000%	8/1/23	(4)	530	599
Alvord CA Unified School District GO	5.900%	2/1/24	(4)	3,865	4,298
Alvord CA Unified School District GO	5.000%	8/1/24	(4)	650	749
Alvord CA Unified School District GO	5.000%	8/1/27	(4)	1,100	1,315
Alvord CA Unified School District GO	5.000%	8/1/28	(4)	1,375	1,660
Alvord CA Unified School District GO	5.000%	8/1/29	(4)	1,500	1,797
Alvord CA Unified School District GO	5.000%	8/1/30	(4)	1,950	2,322
Alvord CA Unified School District GO	5.000%	8/1/31	(4)	1,750	2,073
Alvord CA Unified School District GO	5.000%	8/1/32	(4)	1,300	1,534
Anaheim CA City School District GO	0.000%	8/1/27	(14)	11,075	8,413
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	830	902
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		1,000	1,086
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		3,815	4,143
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/22		2,370	2,635
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/23		3,000	3,371
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24		1,125	1,303
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24		4,000	4,480
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/25		5,280	5,900
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26		5,290	5,895
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26		3,165	3,771
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/27		2,035	2,452
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/28		4,035	4,472

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/28		1,250	1,522
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/31		11,000	12,153
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/31		2,500	2,693
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32		6,000	6,616
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32		1,495	1,610
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		2,590	2,787
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		5,380	5,907
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		4,350	4,678
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36		1,125	1,207
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/31		300	323
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/32		300	323
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/33		765	824
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/34		1,000	1,076
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/35		505	543
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/36		500	537
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,585	6,030
	Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		12,000	12,609
1	Anaheim CA Public Financing Authority TOB VRDO	1.790%	12/7/18		3,000	3,000
	Arcadia CA Unified School District GO	4.000%	8/1/28		2,125	2,317
	Arcadia CA Unified School District GO	4.000%	8/1/29		2,675	2,893
	Azusa CA Unified School District GO	5.000%	8/1/29		500	547
	Azusa CA Unified School District GO	5.000%	8/1/30		500	546
	Azusa CA Unified School District GO	4.000%	8/1/31	(4)	3,995	4,263
	Azusa CA Unified School District GO	5.000%	8/1/31		515	562
	Azusa CA Unified School District GO	5.000%	8/1/32		600	654
	Azusa CA Unified School District GO	5.000%	8/1/33		950	1,034
	Azusa CA Unified School District GO	5.000%	8/1/34		1,055	1,147

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Azusa CA Unified School District GO	5.000%	8/1/35		1,165	1,265
	Azusa CA Unified School District GO	5.000%	8/1/36		1,000	1,085
	Azusa CA Unified School District GO	5.000%	8/1/37		650	705
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/19	(Prere.)	75	76
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,645	8,638
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	5,000	5,649
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,850	8,870
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/25		6,300	6,908
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/28		5,030	5,495
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/29		15,535	16,873
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/29		7,100	7,738
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		13,000	14,023
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/30		16,700	18,167
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		2,220	2,380
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		4,000	4,142
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34		25,395	26,698
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		22,770	23,788
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		33,750	34,964
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38		9,050	9,313
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20		11,000	10,925
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		25,000	24,992
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		39,590	39,476
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.390%	4/1/21		20,500	20,604
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.590%	5/1/23		19,000	19,278
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.590%	5/1/23		4,350	4,414
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24		33,140	32,432
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.790%	4/1/24		6,100	6,250
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		48,500	46,754

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		11,250	11,466
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		1,075	1,087
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/24	(4)	300	347
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/26	(4)	685	818
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/28	(4)	1,000	1,181
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/29	(4)	800	941
Beaumont CA Public Improvement Wastewater Revenue	3.000%	9/1/31	(4)	1,100	1,076
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/32	(4)	1,460	1,692
Beaumont CA Public Improvement Wastewater Revenue	3.250%	9/1/34	(4)	1,000	983
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/35	(4)	835	959
Beaumont CA Public Improvement Wastewater Revenue	3.375%	9/1/36	(4)	1,600	1,570
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/37	(4)	1,350	1,541
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/38	(4)	1,350	1,537
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/21		5,500	5,947
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/24		5,110	5,780
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	(2)	3,065	2,129
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/24	(4)	1,000	1,154
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/25	(4)	1,445	1,659
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/26	(4)	2,000	2,285
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/27	(4)	2,375	2,708
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/29	(4)	1,240	1,403
Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/30	(4)	750	844
Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/23		400	455
Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/24		510	591
Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/25		510	588

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/ 30		1,700	1,776
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/31		1,980	2,063
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/32		2,085	2,158
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/33		2,165	2,229
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/34		2,210	2,264
	Burbank CA Redevelopment Agency Tax Allocation Revenue	5.000%	12/1/20	(15)	1,610	1,712
	Burbank CA Redevelopment Agency Tax Allocation Revenue	5.000%	12/1/21	(15)	1,350	1,472
	Burbank CA Unified School District GO	0.000%	8/1/20	(14)	3,835	3,706
3	Burbank CA Unified School District GO	0.000%	8/1/32		3,655	3,241
1	CA Statewide Communities Development Authority (John Muir Health) TOB VRDO	1.790%	12/7/18		4,875	4,875
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/21		265	279
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/22		1,000	1,068
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/24		535	584
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/25		150	165
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/28		1,635	1,829
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/30		940	1,039
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/32		875	960
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/33		600	655
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/34		800	869
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/36		1,600	1,720
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/38		1,500	1,607
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/21		1,300	1,371

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California County CA Tobacco Securitization Agency Revenue	5.250%	6/1/21		7,595	7,604
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/22		1,000	1,072
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/23		2,400	2,606
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/24		3,840	4,206
California Department of Veterans Affairs Home Purchase Revenue	3.500%	12/1/45		4,305	4,419
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19		1,215	1,232
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	3,100	3,243
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		24,410	25,522
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		15,305	16,487
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		1,755	1,836
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		6,510	7,013
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		20,000	22,114
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		4,145	4,333
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	7,960	8,224
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19		2,065	2,135
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	840	868
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20		1,220	1,300
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20	(ETM)	30	32
California Department of Water Resources ater System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,850	1,978
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	2,905	3,100
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,355	3,580
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,455	3,686
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	25	27
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	970	1,037

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,120	1,197
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,155	1,235
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		4,600	5,037
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		2,410	2,639
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,320	3,614
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,500	3,810
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		3,430	3,756
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(ETM)	1,045	1,139
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	2,720	2,973
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,910	4,274
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(Prere.)	505	563
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		4,895	5,498
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		3,000	3,370
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(ETM)	1,105	1,233
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	(ETM)	55	63
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23		1,450	1,662
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(ETM)	30	35
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	5	6
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	10	12
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24		2,365	2,768
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/25		3,025	3,610
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		2,045	2,389
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		3,010	3,653
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		4,065	4,736
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		2,985	3,669
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		30	33
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		625	762

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		7,750	8,579
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		30	33
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		1,045	1,266
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/30		2,655	3,175
California Department of Water Resources Water System Revenue (Central Valley Project)	4.000%	12/1/33		6,900	7,344
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/34		560	656
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/35		1,045	1,219
California Economic Recovery GO	5.000%	7/1/19	(Prere.)	43,745	44,608
California Economic Recovery GO	5.250%	7/1/19	(Prere.)	28,845	29,455
California Economic Recovery GO	5.250%	7/1/19	(Prere.)	16,540	16,890
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/22		400	442
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/24		450	512
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/26		505	586
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/27		380	444
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/28		375	441
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/29		365	426
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/30		530	615
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/31		1,330	1,538
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/32		1,420	1,636
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/34		1,210	1,381
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/35		1,335	1,517
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/37		1,265	1,426
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/19		1,085	1,087
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/20		1,040	1,066
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/21		800	837
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/22		1,215	1,295
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/23		1,800	1,949
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/24		1,900	2,087

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/25		1,035	1,149
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/26		1,020	1,210
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/ 30		1,765	2,044
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/31		1,895	2,188
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/32		2,000	2,300
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/33		3,590	3,754
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/34		3,350	3,489
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/20		790	823
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/23		1,195	1,290
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/24		380	408
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/30		1,150	1,239
California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/36	(14)	4,585	2,251
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/24		180	207
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/25		110	129
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/26		110	130
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/28		300	360
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/31		850	995
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/32		445	519
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/37		885	1,004
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/38		620	700
California Educational Facilities Authority Revenue (Occidental College)	4.000%	10/1/19		200	204
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/20		290	307
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/21		145	158
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/22		125	139
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/23		130	148
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/24		340	395
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/26		260	306

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/27		250	293
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/28		300	357
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/29		390	461
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/30		485	570
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31		1,030	1,177
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31		555	650
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/32		1,000	1,139
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33		1,545	1,754
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33		775	901
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34		2,625	2,969
California Educational Facilities Authority evenue (Santa Clara University)	5.000%	4/1/34		905	1,047
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35		3,180	3,585
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35		430	494
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36		1,120	1,281
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/37		530	605
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/25		5,125	6,069
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/20		1,770	1,876
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/21		2,100	2,285
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/22		2,130	2,371
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/23		1,870	2,125
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/24		2,500	2,890
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/25		2,365	2,771
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/31		1,005	1,140
California GO	6.500%	4/1/19	(Prere.)	12,300	12,497
California GO	4.000%	9/1/19		2,100	2,137
California GO	5.000%	10/1/19		21,000	21,586
California GO	5.000%	2/1/20		2,950	3,062
California GO	5.250%	2/1/20		7,500	7,807
California GO	5.000%	9/1/20		4,445	4,692
California GO	5.000%	9/1/20		3,690	3,895
California GO	5.000%	10/1/20		5,555	5,877

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	10/1/20	4,500	4,634
California GO	5.000%	2/1/21	2,000	2,134
California GO	5.000%	3/1/21	2,250	2,338
California GO	5.000%	4/1/21	2,240	2,400
California GO	5.500%	4/1/21	2,055	2,080
California GO	5.000%	9/1/21	9,800	10,616
California GO	5.000%	9/1/21	13,715	14,856
California GO	5.000%	9/1/21	1,310	1,419
California GO	5.000%	10/1/21	64,130	69,612
California GO	5.000%	10/1/21	2,575	2,795
California GO	5.000%	11/1/21	2,820	3,067
California GO	5.000%	2/1/22	8,155	8,910
California GO	5.000%	2/1/22	1,210	1,322
California GO	5.000%	4/1/22	4,550	4,991
California GO	5.000%	9/1/22	12,710	14,077
California GO	5.000%	9/1/22	9,525	10,550
California GO	5.250%	9/1/22	17,450	19,484
California GO	5.000%	10/1/22	15,000	16,645
California GO	5.000%	10/1/22	50,120	55,617
California GO	5.000%	11/1/22	31,890	35,454
California GO	5.000%	2/1/23	15,925	17,450
California GO	5.000%	2/1/23	15,020	16,777
California GO	5.000%	8/1/23	11,055	12,478
California GO	5.000%	8/1/23	3,350	3,781
California GO	5.000%	9/1/23	10,160	11,487
California GO	5.000%	9/1/23	7,110	7,897
California GO	5.250%	9/1/23	2,550	2,776
California GO	5.000%	10/1/23	12,580	14,246
California GO	5.000%	10/1/23	3,225	3,652
California GO	5.000%	10/1/23	875	991
California GO	5.000%	10/1/23	15,725	17,808
California GO	5.000%	11/1/23	20,000	22,687
California GO	5.000%	11/1/23	2,280	2,586
California GO	5.000%	2/1/24	11,215	12,513
California GO	5.000%	3/1/24	3,000	3,115
California GO	5.000%	8/1/24	1,025	1,178
California GO	5.000%	8/1/24	1,495	1,718
California GO	5.000%	9/1/24	10,000	11,087
California GO	5.000%	9/1/24	1,105	1,271
California GO	5.000%	10/1/24	8,725	10,052
California GO	5.000%	11/1/24	5,000	5,292
California GO	5.000%	11/1/24	1,900	2,192
California GO	5.000%	12/1/24	30,875	35,033
California GO	5.000%	2/1/25	12,950	14,149
California GO	4.000%	3/1/25	1,485	1,636
California GO	5.000%	8/1/25	12,430	14,516
California GO	5.000%	8/1/25	10,185	11,894
California GO	5.000%	8/1/25	1,520	1,775
California GO	5.000%	9/1/25	2,185	2,419
California GO	5.000%	9/1/25	4,865	5,689
California GO	5.000%	9/1/25	2,190	2,471
California GO	5.000%	10/1/25	13,865	15,487
California GO	5.000%	10/1/25	13,955	16,341
California GO	5.000%	11/1/25	14,205	16,371

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California GO	5.000%	11/1/25	1,520	1,608
	California GO	5.000%	11/1/25	12,000	14,071
	California GO	5.000%	3/1/26	5,000	5,189
	California GO	5.000%	8/1/26	20,000	23,603
	California GO	5.000%	8/1/26	20,480	24,169
	California GO	5.000%	8/1/26	18,265	21,555
	California GO	5.000%	9/1/26	5,455	6,445
	California GO	5.000%	10/1/26	10,045	11,773
	California GO	4.000%	11/1/26	2,440	2,714
	California GO	5.000%	11/1/26	7,500	7,934
	California GO	5.000%	11/1/26	9,160	10,846
	California GO	5.750%	4/1/27	31,455	31,844
	California GO	3.500%	8/1/27	26,345	28,376
	California GO	5.000%	8/1/27	20,385	23,926
	California GO	5.000%	10/1/27	13,915	15,458
	California GO	5.000%	10/1/27	8,175	9,531
	California GO	5.250%	10/1/27	5,000	5,437
	California GO	5.000%	11/1/27	5,100	6,107
	California GO	5.750%	4/1/28	30,000	30,369
	California GO	5.000%	8/1/28	1,850	2,160
	California GO	5.000%	8/1/28	20,240	24,010
	California GO	5.000%	8/1/28	6,510	7,477
	California GO	4.000%	9/1/28	7,000	7,575
	California GO	5.000%	9/1/28	17,535	20,492
	California GO	5.250%	9/1/28	6,000	6,497
	California GO	5.000%	11/1/28	12,325	14,657
	California GO	5.250%	2/1/29	2,790	3,055
	California GO	5.000%	8/1/29	7,265	8,447
	California GO	5.000%	8/1/29	44,340	51,556
	California GO	5.000%	9/1/29	6,000	6,448
	California GO	5.000%	9/1/29	9,425	10,971
	California GO	5.000%	9/1/29	1,395	1,624
	California GO	5.000%	10/1/29	15,000	16,566
	California GO	5.000%	10/1/29	18,695	21,605
	California GO	5.000%	11/1/29	5,000	5,588
	California GO	5.000%	11/1/29	20,820	24,676
	California GO	4.500%	12/1/29	2,525	2,773
	California GO	5.250%	3/1/30	20,000	20,797
	California GO	5.000%	5/1/30	13,870	15,541
	California GO	5.000%	8/1/30	19,910	23,060
	California GO	5.000%	8/1/30	27,055	31,809
	California GO	5.000%	8/1/30	6,530	7,563
	California GO	5.000%	9/1/30	9,180	10,476
	California GO	5.000%	9/1/30	10,000	10,732
	California GO	5.250%	9/1/30	5,000	5,608
	California GO	5.000%	10/1/30	5,800	6,543
	California GO	4.000%	11/1/30	14,470	15,436
	California GO	5.000%	11/1/30	8,740	10,303
	California GO	5.000%	12/1/30	3,760	4,195
4	California GO	5.750%	4/1/31	37,030	37,480
	California GO	5.000%	5/1/31	13,010	14,536
	California GO	5.000%	8/1/31	10,015	11,278
	California GO	5.000%	8/1/31	22,275	25,711
	California GO	5.250%	8/1/31	5,755	6,632

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	5.000%	9/1/31		7,000	7,509
	California GO	5.000%	9/1/31		3,050	3,524
	California GO	5.000%	10/1/31		5,500	6,189
	California GO	4.000%	11/1/31		15,000	15,919
	California GO	5.000%	11/1/31		1,670	1,960
	California GO	5.000%	12/1/31		6,000	6,679
	California GO	5.000%	12/1/31		6,500	7,337
	California GO	5.000%	2/1/32		2,540	2,745
	California GO	5.000%	8/1/32		5,000	5,664
	California GO	5.000%	8/1/32		25,085	29,226
	California GO	5.250%	8/1/32		2,025	2,328
	California GO	5.000%	9/1/32		15,070	17,339
	California GO	5.000%	10/1/32		23,535	26,430
	California GO	4.000%	11/1/32		12,110	12,817
	California GO	5.000%	2/1/33		1,750	1,889
	California GO	5.000%	2/1/33		1,760	1,922
	California GO	5.000%	3/1/33		3,395	3,809
	California GO	6.000%	3/1/33		12,000	12,609
	California GO	6.500%	4/1/33		10,415	10,568
	California GO	4.000%	8/1/33		15,025	15,841
	California GO	5.000%	8/1/33		1,170	1,340
	California Go	5.000%	8/1/33		3,000	3,481
	California GO	5.000%	8/1/33		1,500	1,676
	California GO	5.000%	9/1/33		3,830	4,233
	California GO	5.000%	9/1/33		25,075	28,741
	California GO	4.000%	11/1/33		12,500	13,162
	California GO	5.000%	12/1/33		3,120	3,515
	California GO	4.000%	8/1/34		18,000	18,888
	California GO	5.000%	8/1/34		5,125	5,924
	California GO	4.000%	9/1/34		26,055	27,344
	California GO	4.000%	9/1/34		4,725	4,959
	California GO	5.000%	9/1/34		10,655	12,172
	California GO	5.000%	10/1/34		9,200	10,284
	California GO	5.000%	8/1/35		9,015	10,250
	California GO	5.000%	8/1/35		10,000	11,218
	California GO	4.000%	9/1/35		3,390	3,542
	California GO	5.000%	9/1/35		9,885	11,249
	California GO	5.000%	10/1/35		17,500	19,794
	California GO	5.000%	11/1/35		3,810	4,399
	California GO	5.000%	11/1/35		1,000	1,155
	California GO	5.000%	9/1/36		10,705	12,146
	California GO	4.000%	11/1/36		7,000	7,248
	California GO	5.000%	11/1/36		4,180	4,807
	California GO	5.000%	11/1/37		10,000	11,471
	California GO	3.700%	12/1/37		3,370	3,390
	California GO PUT	3.000%	12/1/19		52,000	52,283
	California GO PUT	4.000%	12/1/21		21,905	22,802
1	California GO TOB VRDO	1.670%	12/7/18		2,825	2,825
	California GO VRDO	1.440%	12/3/18	LOC	100	100
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/20		1,075	1,117
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/22		1,200	1,267

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/23		1,810	1,935
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/24		3,325	3,590
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/25		3,025	3,296
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		5,700	6,305
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/26		2,190	2,399
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/26		2,000	2,212
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/27		4,105	4,431
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28		5,000	5,194
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28		1,240	1,310
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/31		2,100	2,164
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/32		2,375	2,436
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		23,515	23,826
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		2,500	2,554
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34		3,000	3,048
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/35		3,200	3,235
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19		215	217
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/19	(ETM)	1,000	1,019
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19	(Prere.)	4,260	4,367
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/20		4,760	4,937
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/21		3,830	4,070
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22		8,010	8,523
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/23		1,605	1,708
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.500%	7/1/25		5,175	5,191
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25		19,820	20,210
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		7,500	7,994
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19		1,000	1,023
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20		2,130	2,243

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,015	2,180
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,183
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,367
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,023
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	14,555
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/36	12,500	12,830
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,848
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,420	1,561
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,118
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,346
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	8,790	9,500
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/32	365	413
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/33	620	698
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	4.000%	8/15/34	820	850
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,073
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,547
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,476
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	6.250%	11/1/29	5,000	5,205
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	2,000	2,160
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	304
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	479
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	950
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	838
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	341
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	879
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	823
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	779

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,576
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,677
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,872
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,775
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/27	2,000	2,190
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,616
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,520	3,822
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,238
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,760
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,482
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,396
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/28	1,350	1,569
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,126
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/29	2,525	2,915
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,470
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,721
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,610
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	2,896
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33	3,025	3,407
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,639
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34	2,400	2,638
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34	2,510	2,811
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,407
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35	3,500	3,906
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/36	3,000	3,335
1	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	1.690%	12/7/18	8,000	8,000
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	33,270	40,134

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		25,250	25,864
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		5,000	5,545
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		40,000	44,359
1	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.710%	12/7/18		5,500	5,500
1	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.740%	12/7/18	LOC	7,435	7,435
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	4.000%	8/15/19		500	508
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		505	545
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		950	1,027
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		365	403
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		560	620
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/23		340	384
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/30		1,680	1,935
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/31		1,300	1,493
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/32		1,780	2,035
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/33		1,610	1,834
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	4.000%	8/15/34		1,500	1,532
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/34		400	459
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/35		550	628
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/36		1,050	1,195

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.680%	12/7/18	2,060	2,060
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.700%	12/7/18	7,705	7,705
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.720%	12/7/18	6,665	6,665
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.720%	12/7/18	5,410	5,410
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.720%	12/7/18	4,000	4,000
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/24	850	989
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/25	425	492
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/26	775	894
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/19	1,520	1,548
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,026
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/20	1,835	1,905
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/21	1,055	1,115
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,144
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,415
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,720
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,541
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,537
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/20	300	315
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/21	465	502
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/22	175	194
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/24	370	428
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/25	500	589

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/26	750	878
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/28	880	1,020
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/29	855	987
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/31	870	993
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,018
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,101
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,098
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,527
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,639
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/33	5,045	5,665
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,331
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/30	2,015	2,320
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/31	2,200	2,521
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/34	2,250	2,329
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/35	8,010	8,258
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	3,425	3,518
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	19,405	19,159
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	2.000%	10/1/25	16,000	15,510
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/20	500	525
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/26	6,000	6,526
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/31	2,865	3,068

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/25		760	825
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/27		860	933
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/28		1,175	1,274
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/32		1,000	1,082
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/29		4,995	5,570
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29		10,000	10,222
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		6,485	7,132
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		12,500	13,175
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/19		2,000	2,045
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.250%	11/15/20	(Prere.)	2,000	2,133
California Health Facilities Financing Authority Revenue (Stanford Hospital)	4.000%	8/15/21		2,250	2,373
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/23		1,855	2,056
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/19		2,000	2,046
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/20		2,200	2,318
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	4,750	5,051
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	5,000	5,349
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/21		1,320	1,429
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21		3,930	4,280
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21		500	545
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/22		1,185	1,282
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22		2,075	2,315
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22		200	223
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23		2,500	2,849
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23		300	342
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		420	487
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		1,075	1,248
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24		2,500	2,901

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	485	572
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	650	767
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	2,510	2,961
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	400	468
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	1,085	1,298
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	2,750	3,291
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27	525	609
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27	1,000	1,210
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	540	622
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,460
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	820	970
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29	875	1,015
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30	1,180	1,360
California Health Facilities Financing Authority Revenue (Sutter Health)	5.250%	8/15/31	5,555	6,003
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	1,225	1,405
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	1,335	1,547
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	1,425	1,627
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	1,770	2,041
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,066
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,525
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35	5,000	5,687
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35	3,195	3,603
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35	7,000	7,962
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	3,625	4,098
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	3,090	3,472
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	6,700	7,573
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37	3,010	3,389

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37	24,295	27,355
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,950
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/20	200	210
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/21	300	323
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/22	255	281
California Infrastructure & Economic Development Bank Revenue	4.000%	10/1/22	1,000	1,081
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22	7,880	8,809
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22	1,400	1,565
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/23	250	281
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23	4,000	4,575
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23	1,800	2,059
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/24	600	686
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24	1,175	1,373
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24	1,300	1,519
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25	5,000	5,959
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25	1,525	1,818
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/26	770	906
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/26	1,510	1,824
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/27	1,775	2,076
California Infrastructure & Economic Development Bank Revenue	4.000%	7/1/29	910	976
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/20	1,000	1,062
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/21	810	883
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/29	1,500	1,684

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT	2.005%	8/1/21		7,460	7,459
	California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34		10,000	10,919
	California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.) PUT	1.750%	6/1/22		4,000	3,596
	California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.) VRDO	2.060%	12/3/18	LOC	16,800	16,800
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/26		860	1,015
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/27		840	984
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/28		555	646
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/29		1,000	1,159
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/31		1,760	1,871
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/32		1,215	1,392
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/34		715	749
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/35		750	782
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/28		1,055	1,233
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/29		740	861
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/30		1,080	1,250
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/31		1,225	1,410
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/32		1,140	1,308
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/33		1,110	1,270

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/34		2,850	3,247
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/19		1,560	1,581
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/20		1,070	1,118
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/21		1,000	1,070
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/22		1,500	1,645
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/23		1,150	1,289
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/24		1,300	1,479
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/25		1,365	1,577
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26		1,190	1,391
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26		1,430	1,671
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/27		1,500	1,756
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/30		1,500	1,719
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/31		1,000	1,141
California Infrastructure & Economic Development Bank Revenue (Segerstrom Center for the Arts Project)	5.000%	1/1/25		11,050	12,697
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/37		2,500	2,864
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) COP	5.375%	2/1/19	(Prere.)	16,610	16,710
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/19		635	643
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/20		865	887

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/21	900	933
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/21	1,130	1,204
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/22	690	721
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/22	325	353
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/23	400	440
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/24	1,025	1,133
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/26	1,130	1,269
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable ousing Inc. Projects)	5.000%	8/15/30	1,000	1,083
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/31	600	661
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/37	1,000	993
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,867
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,370	6,281
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,151
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,420
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,583
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/19	1,450	1,461
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/20	1,760	1,810
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/21	1,300	1,360
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/22	1,000	1,061
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/23	1,285	1,377
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/24	1,325	1,429
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/25	1,180	1,280

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,490	2,594
California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/19	205	208
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/21	375	403
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	130	143
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/24	375	425
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/25	305	350
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	410	471
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	660	720
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	500	543
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	585	668
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/31	1,050	1,192
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/32	1,190	1,347
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/34	570	639
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/35	1,100	1,230
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/36	645	718
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/23	225	251
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/24	275	310
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/25	275	314
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/26	300	344
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/27	900	1,040
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/28	600	698
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/29	225	260
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/30	225	258
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/31	225	257
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/33	225	255
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/35	225	253
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/37	300	335

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/32	505	583
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/37	250	285
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/19	500	502
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	625	645
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	2,005	2,069
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,056
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,056
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	500	539
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	1,000	1,079
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	835	919
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	1,000	1,100
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	3,435	3,844
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	500	559
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	1,700	1,930
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	650	738
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26	2,025	2,324
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26	700	791
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27	1,500	1,732

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27		600	675
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28		750	839
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/29		1,895	2,110
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31		3,470	3,825
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,620	4,071
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,655	4,016
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,225	3,608
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,835	4,201
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,250	4,727
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,035	4,404
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,675	5,175
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,000	4,355
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/36		2,000	2,202
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/37		1,500	1,646
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/20	(ETM)	1,375	1,442
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.125%	7/1/20	(Prere.)	2,150	2,259
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24		1,000	1,115
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25		1,350	1,521
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27		700	797
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/28		1,365	1,545

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,710
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/ 30	1,000	1,119
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30	770	862
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,115
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,115
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32	900	1,001
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,661
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,140
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,736
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	1,745	1,917
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,197
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,079
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,800	1,969
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,649
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/25	650	726
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/26	1,975	2,228
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/27	1,170	1,329
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/28	680	777
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/29	500	567
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/30	600	677
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/31	1,020	1,147
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/32	645	723
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/33	700	781
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/34	1,000	1,110
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/36	1,750	1,925
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/37	1,000	1,098
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/26	630	749

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,120
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,684
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,614
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/35	975	1,123
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,040
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,577
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,091
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,103
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,013
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,113
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,113
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,119
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,119
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,123
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,663
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	3,500	3,941
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,650
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,384
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/30	1,450	1,575
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/31	1,340	1,467
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36	8,700	9,337
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/32	1,150	1,362
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/33	510	602
California Municipal Finance Authority Revenue (Pomona College)	3.000%	1/1/34	1,250	1,180
California Municipal Finance Authority Revenue (Pomona College)	3.125%	1/1/36	1,525	1,436
California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/37	1,400	1,460
California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/38	1,835	1,907

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/24		300	336
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/25		400	453
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/26		475	542
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/27		650	746
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/28		450	519
California Municipal Finance Authority Revenue (University of La Verne)	4.000%	6/1/19		400	404
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/19	(ETM)	2,375	2,414
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/20		300	314
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21		350	374
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22		250	273
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23		625	697
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24		350	397
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/25		1,000	1,153
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/27		2,565	3,023
California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35		1,270	1,356
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/31	(15)	1,455	1,646
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/36	(15)	1,805	2,006
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	2.050%	12/3/18	LOC	56,970	56,970
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29		700	765
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30		500	544
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31		535	580
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32		500	541
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33		500	539
California Public Works Board Lease Revenue	5.000%	3/1/20		7,955	8,263

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	1,921
California Public Works Board Lease Revenue	5.000%	10/1/21	7,510	8,130
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,746
California Public Works Board Lease Revenue	5.000%	10/1/22	5,860	6,480
California Public Works Board Lease Revenue	5.000%	10/1/28	13,720	16,172
California Public Works Board Lease Revenue	5.000%	10/1/29	12,260	14,390
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/19	5,380	5,525
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/20	4,180	4,372
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	5,655	5,969
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/21	7,375	7,919
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21	1,425	1,543
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21	5,945	6,436
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/22	4,440	4,865
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	9,425	10,346
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/22	3,230	3,565
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22	6,250	6,911
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22	1,500	1,659
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/23	5,295	5,920
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23	3,270	3,686
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23	2,350	2,649
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/24	5,560	6,323
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/24	4,270	4,883
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/24	1,955	2,239
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,080	3,557
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/26	5,775	6,749
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/27	6,435	7,597
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/31	5,000	5,615
California Public Works Board Lease Revenue (Department of Corrections)	5.750%	10/1/31	6,000	6,582
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/32	5,025	5,628
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/32	5,015	5,693

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/33		5,000	5,586
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/33		3,000	3,395
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		25,000	26,692
California Public Works Board Lease Revenue (Department of General Services)	6.000%	4/1/19	(Prere.)	5,000	5,072
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/28		5,865	6,489
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/29		8,975	9,905
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		400	434
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/25		1,525	1,696
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		1,575	1,719
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/26		1,600	1,773
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		7,000	7,583
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28		2,860	3,150
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		4,980	5,392
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,747
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		5,000	5,414
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/32		3,200	3,502
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		1,650	1,803
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/20	(ETM)	7,670	8,044
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/21	(ETM)	1,650	1,795
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/27		2,565	3,025
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/28		4,000	4,693
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/29		5,235	6,110
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/30		2,435	2,831
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/32		2,000	2,306
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/33		500	574
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/34		2,575	2,942
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/19	(Prere.)	5,000	5,164

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/20		10,000	10,338
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		4,160	4,331
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		5,850	6,105
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/20		1,600	1,697
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		2,965	3,223
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		1,110	1,207
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	5,000	5,466
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(ETM)	5,400	5,903
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	2,645	2,891
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,775	3,040
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,620	2,871
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,341
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,341
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22		1,575	1,745
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/22		1,195	1,326
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,568
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		2,765	3,091
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		1,035	1,146
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/24		2,890	3,287
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/24		2,055	2,272
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25		3,610	3,988
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/26		3,205	3,746
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27		5,000	5,860
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/27		3,350	3,955
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/27		5,020	5,875
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/28		3,520	4,191
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/28		4,395	5,024

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	18,895
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,378
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	1,175	1,338
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,966
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/30	1,250	1,418
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,351
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,806
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,105
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/32	14,895	15,706
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,237
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,552
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,275
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,658
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	869
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/24	350	384
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/21	175	185
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/22	335	359
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/23	345	374
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/24	320	349
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/25	150	165
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/26	150	165
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/27	160	177
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/28	190	211
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/38	2,000	2,130
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,369
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,774
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,678
California State University Systemwide Revenue	5.000%	11/1/23	4,020	4,376
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,257
California State University Systemwide Revenue	5.000%	11/1/24	2,935	3,188

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California State University Systemwide Revenue	5.000%	11/1/25	1,255	1,492
	California State University Systemwide Revenue	5.000%	11/1/27	2,130	2,503
	California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,220
	California State University Systemwide Revenue	5.000%	11/1/28	2,635	3,081
	California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,733
	California State University Systemwide Revenue	4.000%	11/1/29	6,675	7,037
	California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,381
	California State University Systemwide Revenue	5.000%	11/1/30	2,035	2,361
	California State University Systemwide Revenue	4.000%	11/1/31	8,145	8,498
	California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,094
	California State University Systemwide Revenue	5.000%	11/1/31	10,080	11,638
	California State University Systemwide Revenue	5.000%	11/1/31	8,280	9,549
	California State University Systemwide Revenue	5.000%	11/1/32	6,080	7,076
	California State University Systemwide Revenue	5.000%	11/1/32	5,080	5,841
	California State University Systemwide Revenue	5.000%	11/1/32	12,995	14,968
	California State University Systemwide Revenue	5.000%	11/1/33	6,335	7,332
	California State University Systemwide Revenue	5.000%	11/1/33	10,135	11,611
	California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,632
	California State University Systemwide Revenue	4.000%	11/1/34	10,025	10,470
	California State University Systemwide Revenue	5.000%	11/1/34	8,525	9,970
	California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,755
	California State University Systemwide Revenue	5.000%	11/1/34	5,000	5,630
	California State University Systemwide Revenue	4.000%	11/1/35	10,890	11,324
	California State University Systemwide Revenue	5.000%	11/1/35	5,000	5,825
	California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,176
	California State University Systemwide Revenue	5.000%	11/1/35	6,775	7,609
	California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,076
	California State University Systemwide Revenue	5.000%	11/1/36	10,500	12,158
	California State University Systemwide Revenue	5.000%	11/1/36	1,300	1,483
	California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,393
	California State University Systemwide Revenue	5.000%	11/1/37	10,405	12,026
	California State University Systemwide Revenue	5.000%	11/1/37	3,705	4,217
	California State University Systemwide Revenue	5.000%	11/1/38	5,495	6,331
	California State University Systemwide Revenue PUT	4.000%	11/1/21	23,465	24,414
	California State University Systemwide Revenue PUT	4.000%	11/1/23	19,435	20,899
5	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/26	1,050	1,187
5	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/27	1,900	2,161
5	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/28	3,000	3,430
5	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/29	3,140	3,545
	California Statewide Communities Development Authority Pollution Control Revenue (Southern California Edison Co.) PUT	2.625%	12/1/23	10,500	10,294

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/19	175	179
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,058
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,719
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,810
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	4.000%	3/1/19	500	503
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	4.000%	3/1/20	750	770
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/22	1,500	1,640
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	145	162
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,535	1,716
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24	200	228
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24	1,095	1,248
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	410	475
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	765	887
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	460	540
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	1,500	1,762
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27	615	729
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/28	575	686
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/29	1,000	1,184

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30		850	997
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30		6,380	7,275
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31		700	816
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32		800	927
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32		5,000	5,681
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/34		1,000	1,149
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/35		1,475	1,689
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38		625	582
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	4.000%	11/1/21		215	222
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/22		225	242
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/23		235	257
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/24		245	244
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/25		260	258
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.125%	11/1/26		265	263
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/27		270	305
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/19	(4)	250	258
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/20	(4)	210	223
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/21	(4)	200	217

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/22	(4)	200	222
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/23	(4)	400	454
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/24	(4)	500	578
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/27	(4)	1,660	1,877
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/28	(4)	900	1,013
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/34	(4)	2,500	2,758
California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	5.900%	12/28/18	(14)	6,800	6,800
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	4.000%	11/1/19		375	382
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/20		100	105
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	4.000%	11/1/21		345	363
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/22		375	413
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/23		275	309
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24		320	365
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/25		355	404
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/26		325	368
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/27		750	845
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/28		1,310	1,470
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/29		700	782

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/30	1,040	1,160
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.250%	11/1/30	11,500	12,158
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/31	1,100	1,224
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/32	1,690	1,879
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.500%	7/1/22	2,480	2,113
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/24	8,230	6,979
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/25	1,130	957
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	2,870
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,040	4,612
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,540
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,415
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,126
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/27	500	538
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/32	680	722
California Statewide Communities Development Authority Revenue (Eskaton Properties Inc. Obligated Group)	5.000%	11/15/23	1,110	1,213
California Statewide Communities Development Authority Revenue (Eskaton Properties Inc. Obligated Group)	5.250%	11/15/34	4,350	4,618
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	250
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	181

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	130
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/23	200	221
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	403
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	186
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	485
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	539
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	265
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	360
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	644
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	663
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/19	500	509
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	330	345
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	325	340
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	305	327
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	295
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	420	460
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	250	274
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	300	334

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	665	741
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	300	339
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	800	904
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	300	343
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	1,140	1,288
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	325	375
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	1,010	1,135
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/27	2,020	2,261
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/28	3,000	3,344
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/29	3,000	3,330
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/30	4,575	5,058
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/31	4,000	4,406
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/32	3,790	4,162
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/33	2,500	2,735
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/34	2,000	2,180
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/36	590	661
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/37	500	558
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/38	710	790

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/26	300	331
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/27	350	388
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/27	1,000	1,078
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	285	308
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/29	14,165	15,228
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/31	2,695	2,854
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/33	1,460	1,543
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/38	2,000	2,124
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/24	150	171
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/25	250	289
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/26	370	432
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/27	250	293
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/28	300	353
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/29	360	421
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/30	250	291
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/31	400	464
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/32	480	555
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/33	450	518

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/20	1,400	1,471
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/21	1,030	1,111
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/22	765	845
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/23	525	592
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/24	760	874
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/25	1,000	1,170
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/26	1,015	1,204
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/27	1,000	1,197
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/28	780	941
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/19	530	542
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/20	500	527
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,165
California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,104
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	12,827
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/25	100	116
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/26	175	207
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/27	205	245
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/28	100	120

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/29	365	437
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/30	275	326
California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,084
California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,116
California Statewide Communities Development Authority Senior Living Revenue (Southern California Presbyterian Homes)	7.000%	11/15/29	2,000	2,080
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	506
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	519
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/21	825	874
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/22	2,515	2,714
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/23	1,250	1,371
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/24	1,250	1,392
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	1,000	1,128
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	3,410	3,877
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	2,015	2,274

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/28		5,000	5,613
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29		2,000	2,235
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.125%	5/15/31		7,000	7,382
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32		2,475	2,734
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/33		3,375	3,714
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/34		1,750	1,920
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/35		2,000	2,186
Campbell CA Union High School District GO	5.000%	8/1/33		2,100	2,424
Campbell CA Union High School District GO	5.000%	8/1/34		2,500	2,870
Campbell CA Union High School District GO	5.000%	8/1/35		4,000	4,574
Campbell CA Union High School District GO	5.000%	8/1/36		5,000	5,690
Campbell CA Union High School District GO	4.000%	8/1/37		5,000	5,157
Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19	(15)	2,080	2,129
Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/21	(15)	5,225	5,345
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/22	(15)	6,020	6,109
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/24	(15)	6,860	6,959
Carlsbad CA Unified School District GO	4.000%	5/1/30		5,220	5,620
Carlsbad CA Unified School District GO	4.000%	5/1/32		575	611
Carlsbad CA Unified School District GO	4.000%	5/1/33		690	728
Carlsbad CA Unified School District GO	4.000%	5/1/34		685	717
Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/22		1,130	1,251
Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/23		1,170	1,322
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/19	(4)	800	821

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/20	(4)	785	829
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	(4)	850	917
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	(4)	600	662
Centinela Valley CA Union High School District GO	4.000%	8/1/30	(4)	2,040	2,184
Centinela Valley CA Union High School District GO	4.000%	8/1/31	(4)	1,375	1,463
Centinela Valley CA Union High School District GO	4.000%	8/1/32	(4)	3,355	3,553
Centinela Valley CA Union High School District GO	4.000%	8/1/33	(4)	1,410	1,484
Centinela Valley CA Union High School District GO	4.000%	8/1/34	(4)	5,465	5,712
Central CA Unified School District GO	5.500%	8/1/19	(Prere.)	3,000	3,076
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/19		765	780
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.250%	7/1/20		1,025	1,081
Cerritos CA Community College District GO	0.000%	8/1/20		500	484
Cerritos CA Community College District GO	0.000%	8/1/22		500	461
Cerritos CA Community College District GO	0.000%	8/1/23		500	448
Cerritos CA Community College District GO	4.000%	8/1/30		3,480	3,667
Cerritos CA Community College District GO	4.000%	8/1/32		2,260	2,351
Chabot-Las Positas CA Community College District GO	2.000%	8/1/19		1,000	1,003
Chabot-Las Positas CA Community College District GO	3.000%	8/1/20		1,500	1,532
Chabot-Las Positas CA Community College District GO	5.000%	8/1/20		525	553
Chabot-Las Positas CA Community College District GO	5.000%	8/1/23		2,225	2,524
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		2,525	2,833
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		7,500	8,359
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		7,500	8,349
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		13,000	14,453
Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		450	476
Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		625	657
Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		9,940	10,444

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/35		600	628
	Chaffey CA Community College District GO	5.000%	6/1/32		5,000	5,678
	Chaffey CA Union High School District GO	0.000%	8/1/20		400	387
	Chaffey CA Union High School District GO	0.000%	8/1/21		500	473
	Chaffey CA Union High School District GO	0.000%	8/1/22		500	460
	Chaffey CA Union High School District GO	0.000%	8/1/23		600	538
	Chaffey CA Union High School District GO	0.000%	8/1/24		500	434
	Chaffey CA Union High School District GO	0.000%	8/1/25		655	545
	Chaffey CA Union High School District GO	0.000%	8/1/26		1,430	1,142
	Chaffey CA Union High School District GO	0.000%	8/1/28		2,000	1,450
	Chico CA Unified School District GO	3.000%	8/1/19		1,500	1,514
	Chico CA Unified School District GO	4.000%	8/1/20		1,330	1,380
	Chico CA Unified School District GO	4.000%	8/1/21		1,200	1,266
	Chico CA Unified School District GO	4.000%	8/1/22		410	440
	Chico CA Unified School District GO	4.000%	8/1/23		450	490
	Chico CA Unified School District GO	5.000%	8/1/29		210	243
	Chico CA Unified School District GO	5.000%	8/1/30		330	380
	Chico CA Unified School District GO	5.000%	8/1/31		425	488
	Chico CA Unified School District GO	5.000%	8/1/32		385	441
	Chico CA Unified School District GO	5.000%	8/1/33		750	857
	Chico CA Unified School District GO	4.000%	8/1/36		2,025	2,099
	Chico CA Unified School District GO	4.000%	8/1/37		2,200	2,276
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(4)	675	765
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(4)	1,000	1,150
	Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(15)	625	660
	Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	1,195	1,343
	Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,170	1,299
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19		2,265	2,318
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/20		1,185	1,247
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21		2,500	2,682
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23		2,615	2,912
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24		3,225	3,624
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25		3,495	3,964
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26		3,685	4,162
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27		970	1,091
6	Citrus CA Community College District GO	0.000%	8/1/33		1,000	900
6	Citrus CA Community College District GO	0.000%	8/1/35		3,150	2,817
	Clovis CA Unified School District GO	0.000%	8/1/32		4,185	2,547
	Clovis CA Unified School District GO	0.000%	8/1/33		2,700	1,553
	Clovis CA Unified School District GO	0.000%	8/1/34		2,000	1,096

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Clovis CA Unified School District GO	0.000%	8/1/35		2,775	1,449
	Clovis CA Wastewater System Revenue	5.000%	8/1/27	(15)	1,015	1,212
	Clovis CA Wastewater System Revenue	5.000%	8/1/28	(15)	1,000	1,188
	Clovis CA Wastewater System Revenue	5.000%	8/1/31	(15)	1,380	1,616
	Clovis CA Wastewater System Revenue	5.000%	8/1/33	(15)	1,780	2,070
	Clovis CA Wastewater System Revenue	5.000%	8/1/34	(15)	1,000	1,157
	Clovis CA Wastewater System Revenue	5.000%	8/1/35	(15)	1,000	1,153
	Clovis CA Wastewater System Revenue	5.000%	8/1/36	(15)	2,000	2,293
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,245	1,425
1	Coachella Valley CA Unified School District TOB VRDO	1.840%	12/7/18	(15)	7,500	7,500
	Coast CA Community College District GO	0.000%	8/1/33		8,000	4,521
	Coast CA Community College District GO	5.000%	8/1/33		3,000	3,432
	Colton CA Joint Unified School District GO	5.000%	8/1/23	(4)	765	865
	Colton CA Joint Unified School District GO	5.000%	8/1/25	(4)	1,000	1,123
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/19		1,040	1,062
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20	(15)	1,230	1,295
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	(15)	1,215	1,337
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/20		915	962
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21		500	537
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22		335	368
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	605	679
	Conejo Valley CA Unified School District GO	0.000%	8/1/21	(4)	2,000	1,891
	Conejo Valley CA Unified School District GO	0.000%	8/1/22	(4)	2,750	2,526
	Conejo Valley CA Unified School District GO	0.000%	8/1/23	(4)	2,500	2,225
	Conejo Valley CA Unified School District GO	0.000%	8/1/24	(4)	3,000	2,582
	Conejo Valley CA Unified School District GO	0.000%	8/1/25	(4)	3,380	2,782
	Conejo Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,500	2,750
	Conejo Valley CA Unified School District GO	0.000%	8/1/27	(4)	3,000	2,241
	Conejo Valley CA Unified School District GO	0.000%	8/1/28	(4)	2,290	1,621
	Contra Costa CA Community College District GO	5.000%	8/1/24		4,140	4,581
	Contra Costa CA Community College District GO	4.000%	8/1/29		2,350	2,481
	Contra Costa CA Community College District GO	5.000%	8/1/32		3,000	3,345
	Contra Costa CA Community College District GO	5.000%	8/1/33		4,000	4,456
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/30		2,000	2,358
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/31		1,275	1,496

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		1,600	1,777
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		2,000	2,336
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		1,800	1,996
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		6,060	7,054
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		5,665	6,556
Contra Costa County CA Public Financing Authority Lease Revenue	3.000%	6/1/20		1,000	1,020
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/20		800	839
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/21		800	861
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/22		600	662
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		2,410	2,721
Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		1,130	1,276
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	538
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		500	560
Corona-Norco CA Unified School District GO	0.000%	8/1/20	(12)	1,825	1,767
Corona-Norco CA Unified School District GO	0.000%	8/1/21	(12)	2,010	1,902
Corona-Norco CA Unified School District GO	0.000%	8/1/22	(12)	1,700	1,565
Corona-Norco CA Unified School District GO	0.000%	8/1/23	(12)	1,000	895
Corona-Norco CA Unified School District GO	0.000%	8/1/25	(12)	1,325	1,116
Corona-Norco CA Unified School District GO	0.000%	8/1/26	(12)	1,530	1,243
Corona-Norco CA Unified School District GO	0.000%	8/1/27	(12)	1,500	1,174
Corona-Norco CA Unified School District GO	0.000%	8/1/28	(12)	1,290	970
Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,525	2,678
Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,000	2,121
Corona-Norco CA Unified School District GO	4.000%	8/1/34		2,000	2,104
Corona-Norco CA Unified School District GO	4.000%	8/1/34		3,000	3,156
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/23		1,145	1,281
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/24		1,325	1,477
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/25		2,525	2,805
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/27		1,000	1,102
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/28		1,590	1,749

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	1.740%	12/7/18	(15)	11,000	11,000
	Covina-Valley CA Unified School District GO	5.000%	8/1/29		2,000	2,235
	Covina-Valley CA Unified School District GO	5.000%	8/1/30		2,250	2,509
	Cupertino CA Union School District GO	5.000%	8/1/25		2,835	3,213
	Cupertino CA Union School District GO	5.000%	8/1/32		480	560
	Cupertino CA Union School District GO	5.000%	8/1/33		545	632
	Cupertino CA Union School District GO	5.000%	8/1/34		245	282
	Del Mar CA Race Track Authority Revenue	4.000%	10/1/21		1,380	1,430
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/24		1,585	1,778
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/26		1,745	1,932
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/27		1,835	2,015
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/29		1,010	1,093
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/35		1,665	1,771
	Desert CA Community College District GO	5.000%	8/1/20		1,760	1,855
	Dublin CA Community Facilities District Improvement Area No. 1 Special Tax Revenue (Dublin Crossing)	5.000%	9/1/27		750	815
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/26		425	506
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/29		550	654
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/31		1,000	1,177
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/33		1,300	1,516
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/34		900	1,043
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/35		670	774
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/36		1,050	1,205
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/37		1,100	1,260
	East Bay CA Municipal Utility District Waste Water System Revenue	5.000%	6/1/35		8,455	9,547
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	16,020	16,800
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	2,005	2,103
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/25		6,425	7,611
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/28		5,315	6,532
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		3,975	4,547
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32		4,015	4,577
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/34		1,855	2,103
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		8,170	9,462
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		3,155	3,567

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/36		8,050	9,285
	East Bay CA Regional Park District GO	5.000%	9/1/19	(Prere.)	4,030	4,128
	East Bay CA Regional Park District GO	5.000%	9/1/28		385	394
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/29		6,070	6,788
	East Side CA Union High School District Santa Clara County GO	4.000%	8/1/33		1,425	1,507
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/29		2,700	3,170
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/30		2,600	3,026
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/31		5,035	5,839
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/32		5,060	5,852
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/33		5,000	5,761
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/20		2,510	2,641
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/22		1,035	1,149
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/24		1,010	1,171
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/25		1,025	1,209
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/26		1,050	1,257
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/27		2,455	2,923
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/28		1,890	2,235
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/29		3,650	4,289
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/31		3,020	3,514
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/32		2,500	2,899
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/33		3,750	4,329
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/35		4,970	5,689
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/36		2,310	2,635
2	Eastern California Municipal Water District Water & Wastewater Revenue PUT	1.940%	10/1/21		12,000	12,000
	El Camino CA Community College District GO	0.000%	8/1/29		8,085	5,880
	El Camino CA Community College District GO	0.000%	8/1/32		10,000	6,378
	El Camino CA Community College District GO	0.000%	8/1/33		3,500	2,126
	El Camino CA Community College District GO	5.000%	8/1/34		1,100	1,261
	El Camino CA Community College District GO	5.000%	8/1/36		1,400	1,589
	El Camino CA Healthcare District GO	4.000%	8/1/33		3,035	3,203
	El Dorado CA Irrigation District Revenue	4.500%	3/1/19	(4)	2,000	2,014
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20	(4)	1,500	1,557

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
El Dorado CA Irrigation District Revenue	5.000%	3/1/21	(4)	2,280	2,439
El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	1,500	1,699
El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	5,460	6,095
El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	5.000%	9/1/21		2,000	2,155
Elk Grove CA Finance Authority Special Tax Revenue	4.000%	9/1/19		655	665
Elk Grove CA Finance Authority Special Tax Revenue	4.000%	9/1/20		560	580
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/21		465	500
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/22		425	467
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/33	(15)	2,000	2,247
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/34	(15)	3,970	4,437
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/35	(15)	3,735	4,167
Elk Grove CA Unified School District COP	3.000%	2/1/37	(15)	700	604
Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/28		1,000	1,072
Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/29		800	856
Escondido CA GO	5.000%	9/1/22		755	839
Escondido CA GO	5.000%	9/1/23		2,030	2,305
Escondido CA GO	5.000%	9/1/24		825	955
Escondido CA GO	5.000%	9/1/25		1,000	1,179
Evergreen CA School District Election GO	4.000%	8/1/34		1,070	1,122
Evergreen CA School District Election GO	4.000%	8/1/35		335	352
Evergreen CA School District Election GO	4.000%	8/1/36		1,870	1,939
Evergreen CA School District Election GO	4.000%	8/1/37		1,050	1,093
Fanklin-McKinley CA School District GO	0.000%	8/1/32	(4)	3,000	1,787
Fanklin-McKinley CA School District GO	0.000%	8/1/35	(4)	1,840	939
Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,000	1,093
Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/32		1,820	1,977
Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26		1,725	1,888
Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27		1,810	1,966
Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28		1,900	2,056
Foothill-De Anza CA Community College District GO	0.000%	8/1/32	(14)	17,000	10,770
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/20	(4)	3,930	3,842
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	3,921
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/22	(4)	12,255	11,318
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/23	(4)	16,430	14,696

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/24	(4)	1,880	1,619
7	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/25		2,130	1,814
8	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/26		3,000	2,580
9	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/27		5,000	4,334
10	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	(4)	2,000	1,821
11	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/31	(4)	1,000	935
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		5,000	5,711
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20		22,880	23,251
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		25,455	28,050
	Fremont CA Unified School District GO	4.000%	8/1/29		1,070	1,142
	Fremont CA Unified School District GO	4.000%	8/1/30		1,415	1,503
	Fremont CA Unified School District GO	4.000%	8/1/31		1,790	1,895
	Fremont CA Unified School District GO	4.000%	8/1/32		2,195	2,317
	Fremont CA Unified School District GO	4.000%	8/1/33		2,630	2,765
	Fremont CA Unified School District GO	4.000%	8/1/34		3,105	3,251
	Fremont CA Union High School District GO	4.000%	8/1/32		1,000	1,051
	Fremont CA Union High School District GO	4.000%	8/1/34		2,085	2,172
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/19		1,130	1,141
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20		1,000	1,037
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21		3,750	3,991
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22	(4)	505	551
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23	(4)	2,400	2,673
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24	(4)	1,680	1,902
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/25	(4)	1,500	1,716
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/26	(4)	1,650	1,908
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/27	(4)	1,315	1,534
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/28	(4)	1,400	1,623
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29	(4)	1,025	1,181
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/30	(4)	675	773
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/31	(4)	3,000	3,421
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/32	(4)	1,500	1,703

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/34	(4)	2,445	2,747
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/36	(4)	2,055	2,284
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/37	(4)	1,200	1,331
Fresno CA Sewer Revenue	5.000%	9/1/24	(12)	140	140
Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/26		1,000	1,082
Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/32		1,600	1,727
Gavilan CA Joint Community College District GO	5.000%	8/1/32		4,200	4,766
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/33		2,400	2,659
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/22	(15)	1,575	1,692
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/23	(15)	2,340	2,543
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	5.000%	12/1/24	(15)	1,605	1,851
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19		5,640	5,728
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19		2,000	2,031
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		1,835	1,915
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,355	3,489
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		1,000	1,069
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,785	2,961
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		5,875	6,278
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		3,670	3,976
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		10,020	10,940
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23		7,500	8,258
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/24	(2)	4,800	4,172
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/24		11,505	12,528
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		8,545	9,382
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/26		12,470	13,745
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	6,500	5,048

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/27		14,810	16,384
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/28		2,500	2,746
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		8,480	9,311
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		19,750	21,756
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/31		3,740	3,896
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		4,605	5,019
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		2,770	3,005
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		9,625	10,699
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		11,200	12,415
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/35		1,170	1,198
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		3,605	3,980
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		29,000	28,382
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.790%	12/7/18	LOC	3,965	3,965
	Grossmont CA Union High School District GO	5.000%	8/1/22		1,275	1,417
	Grossmont CA Union High School District GO	0.000%	2/1/25	(4)	1,400	1,201
	Grossmont CA Union High School District GO	0.000%	8/1/26	(4)	2,040	1,617
	Grossmont CA Union High School District GO	0.000%	8/1/27	(4)	2,825	2,133
	Grossmont CA Union High School District GO	0.000%	8/1/28		3,210	2,410
	Grossmont CA Union High School District GO	0.000%	8/1/28	(4)	2,905	2,085
	Grossmont CA Union High School District GO	0.000%	8/1/29		6,965	4,960
	Grossmont CA Union High School District GO	4.000%	8/1/33		10,000	10,566
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/25	(12)	14,010	11,665
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/28	(12)	21,875	16,114
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/34		505	596
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/35		500	587
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/36		1,150	1,342
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/37		1,175	1,367
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/38		1,350	1,564
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/26	(4)	1,420	1,651
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/28	(4)	2,575	2,957
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/29	(4)	2,390	2,729

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hanford CA Joint Union High School District Revenue	5.000%	8/1/31	(4)	2,385	2,697
Hartnell CA Community College GO	5.000%	8/1/21		525	568
Hartnell CA Community College GO	5.000%	8/1/22		500	554
Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27		2,000	2,341
Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,205	1,369
Hayward CA Unified School District GO	0.000%	8/1/26	(4)	640	511
Hayward CA Unified School District GO	5.000%	8/1/30	(4)	4,930	5,538
Hayward CA Unified School District GO	5.000%	8/1/30	(4)	3,465	3,892
Hayward CA Unified School District GO	5.000%	8/1/31	(4)	1,500	1,681
Hayward CA Unified School District GO	5.000%	8/1/32	(4)	1,700	1,899
Hayward CA Unified School District GO	5.000%	8/1/32	(4)	4,240	4,737
Hayward CA Unified School District GO	5.000%	8/1/33	(4)	6,130	6,825
Hayward CA Unified School District GO	5.000%	8/1/33	(4)	3,045	3,390
Hemet CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/19		350	354
Hemet CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/20		250	257
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21		175	186
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22		500	542
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23		500	548
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24		615	680
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25		385	426
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27		950	1,040
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29		1,255	1,357
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32		550	589
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		580	620
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34		360	383
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,000	1,125
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,235	1,387
Huntington Beach CA Union High School District GO	0.000%	8/1/34	(4)(3)	5,000	2,799
Imperial CA Community College District GO	0.000%	8/1/22	(15)	175	161
Imperial CA Community College District GO	0.000%	8/1/23	(15)	250	224
Imperial CA Community College District GO	0.000%	8/1/24	(15)	500	433
Imperial CA Community College District GO	0.000%	8/1/25	(15)	725	605
Imperial CA Community College District GO	0.000%	8/1/26	(15)	1,005	805
Imperial CA Community College District GO	0.000%	8/1/27	(15)	1,580	1,208
Imperial CA Community College District GO	0.000%	8/1/28	(15)	1,885	1,377
Imperial CA Community College District GO	0.000%	8/1/29	(15)	2,000	1,395

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20		1,000	1,062
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21		1,000	1,089
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		525	587
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		1,250	1,397
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23		1,500	1,714
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		670	779
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		1,025	1,192
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25		1,310	1,550
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26		2,265	2,714
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27		500	589
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28		615	718
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32		2,500	2,638
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33		3,000	3,140
Imperial County CA Local Transportation Authority Sales Tax Revenue	4.000%	6/1/33	(4)	1,365	1,442
Imperial County CA Local Transportation Authority Sales Tax Revenue	4.000%	6/1/34	(4)	1,470	1,544
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/19	(4)	1,225	1,246
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(4)	1,285	1,357
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	1,615	1,741
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	1,195	1,317
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	750	843
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	610	698
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/21	(15)	515	550
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/22	(15)	375	410
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/23	(15)	1,025	1,144
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/25	(15)	1,600	1,846
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/27	(15)	500	589
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/29	(15)	1,215	1,408
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/30	(15)	1,000	1,148
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/19		2,000	2,033
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/20		2,425	2,514
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/21		1,750	1,842
Irvine CA Reassessment District No. 12-1 Improvement Revenue	5.000%	9/2/23		400	442
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/20		350	369

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/22	1,125	1,245
Irvine CA Reassessment District No. 15-1 Improvement Revenue	5.000%	9/2/22	1,000	1,107
Irvine CA Reassessment District No. 15-2 Improvement Revenue	4.000%	9/2/20	750	772
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/21	675	722
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/22	650	708
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/23	800	887
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/24	850	953
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/25	450	508
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/26	800	898
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/21	1,500	1,599
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/23	1,150	1,261
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/24	1,225	1,355
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/26	1,300	1,460
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/28	525	588
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/30	385	427
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/31	200	221
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32	450	495
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32	525	578
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33	1,090	1,196
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33	250	274
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/35	510	556

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/36		350	380
Irvine Ranch CA Water District COP	5.000%	3/1/32		3,630	4,212
Irvine Ranch CA Water District COP	5.000%	3/1/33		2,790	3,227
Irvine Ranch CA Water District COP	5.000%	3/1/34		1,300	1,495
Irvine Ranch CA Water District COP	5.000%	3/1/36		1,000	1,141
Irvine Ranch CA Water District Revenue	5.000%	2/1/33		1,000	1,164
Irvine Ranch CA Water District Revenue	5.000%	2/1/34		2,000	2,317
Irvine Ranch CA Water District Revenue	5.000%	2/1/35		2,500	2,888
Irvine Ranch CA Water District Revenue	5.000%	2/1/36		2,665	3,069
Jefferson CA Union High School District GO	5.000%	8/1/19	(15)	625	639
Jefferson CA Union High School District GO	5.000%	8/1/20	(15)	500	527
Jefferson CA Union High School District GO	5.000%	8/1/21	(15)	500	540
Jefferson CA Union High School District GO	5.000%	8/1/22	(15)	700	775
Jefferson CA Union High School District GO	5.000%	8/1/23	(15)	1,000	1,132
Jefferson CA Union High School District GO	5.000%	8/1/24	(15)	875	1,010
Jefferson CA Union High School District GO	5.000%	8/1/25	(15)	880	1,035
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/19		1,095	1,113
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/20		1,385	1,431
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	539
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/22		1,535	1,690
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,365	1,530
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24		620	705
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,725	1,987
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19		3,415	3,463
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20		1,585	1,650
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21		3,755	4,000
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22		3,950	4,298
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36		4,930	4,909
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		750	851
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		1,250	1,411
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		1,250	1,404
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,142
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,000	1,140
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		1,500	1,666
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		2,095	2,321
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,515	1,715

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,182
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23		300	322
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24		310	331
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25		550	585
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29		750	782
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	3.000%	8/1/19		500	504
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	3.000%	8/1/20		750	764
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/21		625	654
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22		575	630
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	425	477
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	435	497
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	600	697
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	(4)	1,355	1,501
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	(4)	1,890	2,078
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/28	(4)	1,830	1,973
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	865	997
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	(4)	1,000	1,147
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	(4)	1,200	1,361
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/21		1,810	1,954
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/23		2,190	2,480
Liberty CA Union High School District GO	4.000%	8/1/30		750	813
Liberty CA Union High School District GO	4.000%	8/1/31		565	607
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/21		650	684
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/22		450	481
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/23		450	486
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/24		600	655
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/25		550	640
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/26	(4)	1,000	1,181
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/27	(4)	1,000	1,193
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/28	(4)	1,250	1,503
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/29	(4)	2,285	2,715

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/30	(4)	2,215	2,612
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/31	(4)	2,500	2,934
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.125%	9/1/33	(4)	2,500	2,424
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/33	(4)	1,625	1,889
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.250%	9/1/34	(4)	1,375	1,338
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/29		500	592
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/31		575	670
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/32		700	813
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/33		700	810
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/35		600	688
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/19	(4)	400	410
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/22	(4)	1,000	1,104
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/25	(4)	1,300	1,519
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/28	(4)	1,330	1,607
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/29	(4)	650	780
Lodi CA Unified School District GO	4.000%	8/1/36		4,120	4,303
Lodi CA Unified School District GO	4.000%	8/1/37		2,700	2,811
Long Beach CA Community College District GO	0.000%	6/1/29	(ETM)	960	706
Long Beach CA Community College District GO	0.000%	6/1/29	(4)	5,420	3,865
Long Beach CA Community College District GO	4.000%	8/1/31		1,230	1,322
Long Beach CA Community College District GO	4.000%	8/1/33		760	805
Long Beach CA Community College District GO	4.000%	8/1/34		600	631
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19		525	539
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		3,330	3,507
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/21		500	537
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/22		260	285
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		7,960	8,874
Long Beach CA Finance Authority Natural Gas Purchase Revenue	3.163%	11/15/25		16,845	17,010
Long Beach CA Finance Authority Natural Gas Purchase Revenue	3.183%	11/15/26		10,025	10,076
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/32		2,670	3,304
Long Beach CA Harbor Revenue	5.000%	12/15/20		14,000	14,921

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Beach CA Harbor Revenue	5.000%	5/15/33		1,000	1,134
Long Beach CA Harbor Revenue	5.000%	5/15/34		2,000	2,261
Long Beach CA Harbor Revenue	5.000%	5/15/35		2,825	3,186
Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	1,450	1,167
Long Beach CA Unified School District GO	0.000%	8/1/27		2,500	1,917
Long Beach CA Unified School District GO	5.000%	8/1/30		5,000	5,501
Los Angeles CA Community College District GO	5.000%	8/1/19	(Prere.)	6,960	7,116
Los Angeles CA Community College District GO	5.500%	8/1/19	(Prere.)	5,000	5,128
Los Angeles CA Community College District GO	4.000%	8/1/20		1,000	1,037
Los Angeles CA Community College District GO	4.000%	8/1/21		555	588
Los Angeles CA Community College District GO	5.000%	8/1/22		3,030	3,376
Los Angeles CA Community College District GO	5.000%	8/1/24		4,895	5,697
Los Angeles CA Community College District GO	5.000%	8/1/25		10,940	12,977
Los Angeles CA Community College District GO	5.000%	8/1/28		25,145	28,743
Los Angeles CA Community College District GO	4.000%	8/1/29		5,000	5,491
Los Angeles CA Community College District GO	5.000%	8/1/29		1,500	1,707
Los Angeles CA Community College District GO	4.000%	8/1/30		1,000	1,053
Los Angeles CA Community College District GO	4.000%	8/1/30		9,045	9,839
Los Angeles CA Community College District GO	4.000%	8/1/30		4,045	4,319
Los Angeles CA Community College District GO	5.000%	8/1/30		7,125	8,072
Los Angeles CA Community College District GO	4.000%	8/1/31		8,540	9,199
Los Angeles CA Community College District GO	4.000%	8/1/31		6,145	6,442
Los Angeles CA Community College District GO	4.000%	8/1/31		4,320	4,582
Los Angeles CA Community College District GO	5.000%	8/1/31		17,830	20,129
Los Angeles CA Community College District GO	4.000%	8/1/32		14,500	15,275
Los Angeles CA Community College District GO	4.000%	8/1/32		2,850	3,051
Los Angeles CA Community College District GO	4.000%	8/1/32		5,205	5,483
Los Angeles CA Community College District GO	4.000%	8/1/33		19,215	20,112
Los Angeles CA Community College District GO	4.000%	8/1/33		1,925	2,044
Los Angeles CA Community College District GO	4.000%	8/1/34		3,500	3,689
Los Angeles CA Community College District GO	4.000%	8/1/35		4,000	4,189
Los Angeles CA Community College District GO	4.000%	8/1/36		4,700	4,891
Los Angeles CA Community College District GO	5.000%	8/1/36		8,725	9,967
Los Angeles CA Community College District GO	4.000%	8/1/37		6,500	6,736
Los Angeles CA Community College District GO	4.000%	8/1/37		10,000	10,270
Los Angeles CA Community College District GO	4.000%	8/1/37		1,000	1,038
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/23		870	978
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/24		1,000	1,143
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/25		1,500	1,710
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/26		1,200	1,360
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/27		2,000	2,255
Los Angeles CA Department of Airports International Airport Revenue	4.500%	5/15/19		1,305	1,322

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/22	1,035	1,145
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	950	1,074
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	1,420	1,570
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/24	1,700	1,876
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,330	1,560
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,500	1,653
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	1,535	1,772
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	5,500	5,752
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	2,020	2,322
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	2,000	2,289
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	10,000	10,500
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	4,385	4,579
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	1,115	1,240
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	10,000	10,496
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	550	641
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,835	1,915
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,200	1,332
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	1,190	1,318
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32	1,700	1,879
Los Angeles CA Department of Airports nternational Airport Revenue	5.000%	5/15/33	1,800	2,069
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33	1,510	1,667
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	1,945	2,226
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	4,135	4,556
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	4,750	5,334
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,850	2,112
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,240
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/36	2,245	2,552

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37		2,500	2,832
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/21	(Prere.)	140	151
Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/22		1,000	1,078
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		1,000	1,112
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		2,575	2,864
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		9,985	10,810
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23		1,335	1,338
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23		5,605	6,219
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		2,770	2,777
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		3,025	3,513
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		995	1,156
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		10,100	11,295
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		1,395	1,652
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		520	616
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		2,350	2,356
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		1,500	1,652
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		1,755	2,088
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		4,800	5,348
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		6,060	7,208
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		750	892
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27		1,655	1,659
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28		8,030	9,271
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28		2,000	2,005
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		1,670	1,674
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		1,500	1,692
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		2,010	2,420
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		2,065	2,346

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	10,000	11,246
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	930	1,076
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	15,035	16,753
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,500	2,831
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	4,690	5,312
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	7,000	7,851
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	10,010	11,680
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,515	2,969
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	14,250	15,859
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,730	7,528
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	3,300	3,727
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,080	6,866
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,500	8,482
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,060	2,423
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,000	7,790
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,525	6,304
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,000	1,170
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,000	5,553
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,530	1,746
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	12,005	13,470
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,000	2,244
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	5,305	5,952
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	4,500	5,115
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	7,500	8,432
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	1,500	1,746
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,250	2,550
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,000	2,315

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		1,500	1,700
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		4,000	4,564
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		20,345	23,455
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,545	1,744
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,050	1,185
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		5,000	5,695
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		25,260	29,061
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		5,000	5,741
Los Angeles CA Department of Water & Power Revenue VRDO	1.450%	12/3/18		57	57
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/35		38,460	43,127
Los Angeles CA GO	5.000%	9/1/21	(Prere.)	5,850	6,352
Los Angeles CA GO	5.000%	9/1/21	(Prere.)	5,850	6,352
Los Angeles CA GO	5.000%	9/1/22		10,010	10,840
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20		500	527
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21		750	812
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25		3,795	4,091
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30		4,010	4,665
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31		2,435	2,823
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32		4,300	4,972
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33		3,515	4,049
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33		2,560	2,892
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34		3,000	3,142
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35		2,660	2,771
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35		1,925	2,163
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36		2,500	2,591
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36		1,985	2,230
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/24		6,275	7,285
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25		5,000	5,901
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25		8,140	9,607
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26		3,015	3,606
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27		4,115	4,890
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29		9,805	11,460
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33		10,400	10,941
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		5,880	6,144
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/35		20,805	21,667

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	4,825	4,996
Los Angeles CA Unified School District GO	5.000%	7/1/20	29,000	30,467
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,010	15,769
Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,056
Los Angeles CA Unified School District GO	5.000%	7/1/21	9,945	10,130
Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	10,805
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,177
Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,653
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,624
Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,179
Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,372
Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,616
Los Angeles CA Unified School District GO	4.000%	7/1/23	425	462
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,690	4,170
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,185	5,859
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,860	7,752
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,250	8,193
Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	9,894
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,675
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,318
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,101
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,693
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,865	13,672
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,609
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,238
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,464
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,735
Los Angeles CA Unified School District GO	5.000%	7/1/25	17,005	19,923
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,631
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,811
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,685
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,325	11,078
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,216
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,623
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,229
Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	39,402
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,792
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,281
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,684
Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	39,407
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,282
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,236
Los Angeles CA Unified School District GO	5.000%	7/1/30	6,675	7,560
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,218
Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	18,695
Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,539
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,224
Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,961
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,408
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,607
Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,680
Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	11,638
Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,485

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/37		5,870	6,783
Los Angeles CA Unified School District GO	5.000%	7/1/38		5,120	5,896
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20		1,825	1,916
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21		2,010	2,172
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22		2,750	3,049
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23		1,250	1,420
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26		13,090	14,392
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29		10,000	10,966
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		5,420	6,060
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32		10,880	12,145
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		1,525	1,733
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		16,925	18,793
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		5,000	5,536
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		2,355	2,737
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		4,500	4,968
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,840	3,289
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,985	3,457
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		3,000	3,460
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		6,250	7,209
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		7,000	8,052
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		3,655	4,204
Los Angeles County CA Facilities Inc. Lease Revenue	5.000%	12/1/36		1,440	1,658
Los Angeles County CA Facilities Inc. Lease Revenue	5.000%	12/1/37		1,335	1,531
Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/25		1,045	1,236
Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/26		2,000	2,354
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/19		1,600	1,627
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/20		4,000	4,079
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21		3,045	3,299
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	(Prere.)	10,015	10,828
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22		5,095	5,659
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24		1,255	1,388
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24		4,000	4,643
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25		6,065	7,179
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30		7,320	8,697
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		5,000	5,850
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		8,585	9,586

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,500	6,876
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,820
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	10,016
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,055	11,543
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,800
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	28,680
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,445
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,768
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,095	24,388
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	25,060
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/21	2,440	2,667
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/22	1,155	1,283
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/22	1,275	1,428
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/23	1,500	1,665
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/24	1,515	1,679
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/24	1,325	1,549
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/25	1,325	1,464
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/25	970	1,151
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/30	2,500	2,738
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	3,000	3,283
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	6,190	7,028
1	Los Angeles County CA Public Works Financing Authority Lease Revenue TOB VRDO	1.720%	12/7/18	2,750	2,750
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/21	1,670	1,802
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/22	4,555	5,037

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/23		2,105	2,381
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/24		2,215	2,496
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/19		730	750
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/20		1,000	1,058
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/29		1,370	1,590
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/30		3,060	3,527
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/31		4,300	4,939
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/32		6,000	6,875
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/33		8,350	9,539
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/34		7,100	8,088
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		3,790	4,307
Los Angeles County CA Unified School District GO	5.000%	7/1/21		12,500	13,506
Los Angeles County CA Unified School District GO	5.000%	7/1/30		1,000	1,165
Los Rios CA Community College District GO	5.000%	8/1/24		500	581
Los Rios CA Community College District GO	5.000%	8/1/25		500	592
Los Rios CA Community College District GO	5.000%	8/1/26		1,410	1,695
Los Rios CA Community College District GO	5.000%	8/1/27		1,100	1,337
Los Rios CA Community College District GO	5.000%	8/1/28		1,285	1,545
Los Rios CA Community College District GO	5.000%	8/1/29		1,120	1,333
Los Rios CA Community College District GO	5.000%	8/1/30		1,115	1,311
Los Rios CA Community College District GO	4.000%	8/1/31		3,060	3,289
Los Rios CA Community College District GO	4.000%	8/1/32		3,125	3,338
Los Rios CA Community College District GO	4.000%	8/1/33		3,050	3,232
Los Rios CA Community College District GO	4.000%	8/1/35		3,750	3,927
M-S-R California Energy Authority Revenue	7.000%	11/1/34		12,745	17,751
M-S-R California Energy Authority Revenue	7.000%	11/1/34		8,600	11,978
M-S-R California Energy Authority Revenue	7.000%	11/1/34		8,765	12,208
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/21		5,000	5,393
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/22		5,000	5,530
Manhattan Beach CA Unified School District GO	0.000%	9/1/26	(3)	2,160	1,738
Manteca CA Unified School District GO	5.000%	8/1/20		1,000	1,054
Manteca CA Unified School District GO	5.000%	8/1/21		1,000	1,082
Manteca CA Unified School District GO	5.000%	8/1/22		1,000	1,109
Manteca CA Unified School District GO	5.000%	8/1/23		1,130	1,281
Marin CA Community College District GO	5.000%	8/1/23		550	627

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Marin CA Community College District GO	5.000%	8/1/24		445	517
Marin CA Community College District GO	5.000%	8/1/25		605	717
Marin CA Community College District GO	4.000%	8/1/28		600	673
Marin CA Community College District GO	4.000%	8/1/29		450	498
Marin CA Community College District GO	4.000%	8/1/30		800	875
Marin CA Community College District GO	4.000%	8/1/31		7,660	8,294
Marin CA Community College District GO	4.000%	8/1/32		1,000	1,078
Marin CA Community College District GO	4.000%	8/1/32		2,945	3,164
Marin CA Community College District GO	4.000%	8/1/33		1,900	2,025
Marin CA Community College District GO	4.000%	8/1/34		1,000	1,057
Marin CA Community College District GO	4.000%	8/1/34		3,000	3,176
Marin CA Community College District GO	4.000%	8/1/36		665	694
Marin CA Healthcare District GO	5.000%	8/1/28		435	505
Marin CA Healthcare District GO	5.000%	8/1/30		500	578
Marin CA Healthcare District GO	5.000%	8/1/31		1,000	1,152
Marin CA Healthcare District GO	5.000%	8/1/32		1,850	2,128
Marin CA Healthcare District GO	5.000%	8/1/33		1,350	1,549
Marin CA Healthcare District GO	5.000%	8/1/34		1,250	1,429
Marin CA Healthcare District GO	4.000%	8/1/35		1,750	1,819
Marina Coast Water District California Enterprise Revenue	4.000%	6/1/22		1,090	1,166
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,780	1,907
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	2,730	2,925
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,500	1,607
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/19		445	457
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/20		400	423
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	615	667
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	520	577
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(4)	1,000	1,167
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,250	1,453
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(4)	400	460
Metropolitan Water District of Southern California Revenue	5.000%	7/1/21		2,700	2,929
Metropolitan Water District of Southern California Revenue	5.000%	7/1/23		1,055	1,203
Metropolitan Water District of Southern California Revenue	5.000%	7/1/24		3,550	4,131

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Water District of Southern California Revenue	5.000%	7/1/25	3,490	4,140
Metropolitan Water District of Southern California Revenue	5.000%	7/1/26	3,325	3,916
Metropolitan Water District of Southern California Revenue	5.000%	7/1/30	2,150	2,368
Metropolitan Water District of Southern California Revenue	5.000%	10/1/30	3,585	3,922
Metropolitan Water District of Southern California Revenue	5.000%	1/1/31	1,150	1,153
Metropolitan Water District of Southern California Revenue	5.000%	7/1/31	2,250	2,474
Metropolitan Water District of Southern California Revenue	5.000%	7/1/31	2,930	2,983
Metropolitan Water District of Southern California Revenue	5.000%	10/1/31	11,065	12,089
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	2,605	2,651
Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/29	1,570	1,732
Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/30	1,700	1,864
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,080
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,025	1,135
Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31	1,475	1,663
Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31	1,840	2,074
Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,200	1,411
Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,010	1,168
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21	615	640
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	719
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	776
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	824
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	939
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,039
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,133
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,317
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,535

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35		920	1,002
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	3/1/23		1,330	1,494
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23		2,550	2,893
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		5,075	5,674
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29		5,430	6,061
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31		2,990	3,326
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		4,315	4,792
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		2,000	2,215
	Morgan Hill CA Unified School District GO	4.000%	8/1/32		400	429
	Morgan Hill CA Unified School District GO	4.000%	8/1/33		200	213
	Morgan Hill CA Unified School District GO	4.000%	8/1/34		250	265
	Morgan Hill CA Unified School District GO	4.000%	8/1/36		1,240	1,293
	Morgan Hill CA Unified School District GO	4.000%	8/1/37		745	773
	Mount Diablo CA Unified School District GO	5.000%	8/1/19		650	664
	Mount Diablo CA Unified School District GO	5.000%	8/1/20		700	738
	Mount Diablo CA Unified School District GO	5.000%	8/1/21		775	838
	Mount San Antonio CA Community College District GO	0.000%	8/1/25		2,000	1,694
12	Mount San Antonio CA Community College District GO	0.000%	8/1/28		3,000	2,911
	Mount San Jacinto CA Community College District GO	4.000%	8/1/37		3,290	3,416
	Mount San Jacinto CA Community College District GO	4.000%	8/1/38		1,400	1,441
	Mountain View CA Los Altos Union High School District GO	0.000%	8/1/26		3,500	2,835
5	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	(4)	500	584
5	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	(4)	350	403
5	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	(4)	450	516
5	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	(4)	1,220	1,389
	Mountain View-Whisman CA School District COP	4.000%	6/1/19		400	405
	Mountain View-Whisman CA School District COP	4.000%	6/1/20		500	518
	Mountain View-Whisman CA School District COP	5.000%	6/1/21		285	307
	Mountain View-Whisman CA School District COP	5.000%	6/1/22		400	443
	Mountain View-Whisman CA School District GO	5.000%	9/1/24		400	465
	Mountain View-Whisman CA School District GO	5.000%	9/1/25		630	746

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mountain View-Whisman CA School District GO	5.000%	9/1/26		1,110	1,333
	Murrieta Valley CA Unified School District GO	5.000%	9/1/19	(4)	575	589
	Murrieta Valley CA Unified School District GO	5.000%	9/1/20	(4)	775	817
	Murrieta Valley CA Unified School District GO	4.000%	9/1/21	(4)	250	264
	Murrieta Valley CA Unified School District GO	5.000%	9/1/21	(4)	1,605	1,735
	Murrieta Valley CA Unified School District GO	4.000%	9/1/22	(4)	320	343
	Murrieta Valley CA Unified School District GO	4.000%	9/1/23	(4)	850	922
	Murrieta Valley CA Unified School District GO	5.000%	9/1/23	(4)	1,460	1,649
	Murrieta Valley CA Unified School District GO	4.000%	9/1/24	(4)	350	384
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	700	808
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	1,400	1,616
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	520	595
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	1,625	1,860
	Murrieta Valley CA Unified School District GO	5.000%	9/1/27	(4)	465	529
	Murrieta Valley CA Unified School District GO	5.000%	9/1/28	(4)	300	340
13	Napa Valley CA Community College District GO	0.000%	8/1/30		8,130	7,997
13	Napa Valley CA Community College District GO	0.000%	8/1/31		4,650	4,546
	Napa Valley CA Unified School District GO	5.000%	8/1/31		205	237
	Newark CA Unified School District GO	0.000%	8/1/26	(4)	3,300	2,641
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	5.875%	12/1/21	(Prere.)	5,150	5,752
	Newport Mesa CA Unified School District GO	0.000%	8/1/29		4,625	3,350
	Newport Mesa CA Unified School District GO	0.000%	8/1/30		3,000	2,077
	Newport Mesa CA Unified School District GO	0.000%	8/1/31		1,500	995
	Newport Mesa CA Unified School District GO	0.000%	8/1/32		14,000	8,881
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/20		845	873
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/21		1,055	1,106
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/22		970	1,063
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/23		1,270	1,413
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/24		1,380	1,554
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/25		500	568
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/26		1,620	1,859
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/27		1,755	2,029
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/28	(15)	750	873
	Northern California Power Agency Capital Facilities Revenue	5.000%	8/1/20		1,000	1,035
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/20		3,500	3,565
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/21		2,500	2,546
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/22		3,395	3,456
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/28		5,000	5,488

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/29	3,000	3,291
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/30	1,605	1,758
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/31	1,600	1,750
Northern California Transmission Agency Revenue	5.000%	5/1/20	250	262
Northern California Transmission Agency Revenue	5.000%	5/1/21	245	263
Northern California Transmission Agency Revenue	5.000%	5/1/22	200	220
Northern California Transmission Agency Revenue	5.000%	5/1/23	385	434
Northern California Transmission Agency Revenue	5.000%	5/1/24	695	798
Northern California Transmission Agency Revenue	5.000%	5/1/25	2,030	2,373
Northern California Transmission Agency Revenue	5.000%	5/1/27	1,250	1,474
Northern California Transmission Agency Revenue	5.000%	5/1/28	1,065	1,246
Northern California Transmission Agency Revenue	5.000%	5/1/29	1,600	1,865
Northern California Transmission Agency Revenue	5.000%	5/1/31	1,250	1,437
Northern California Transmission Agency Revenue	5.000%	5/1/32	2,500	2,864
Northern California Transmission Agency Revenue	5.000%	5/1/33	4,255	4,859
Northern California Transmission Agency Revenue	5.000%	5/1/34	3,100	3,526
Northern California Transmission Agency Revenue	5.000%	5/1/36	5,000	5,645
Northern California Transmission Agency Revenue	5.000%	5/1/37	3,500	3,944
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/19	2,085	2,107
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/20	2,340	2,397
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/21	1,220	1,264
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/22	1,360	1,422
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/23	1,500	1,579
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/24	1,660	1,750

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26		240	270
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27		350	393
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29		455	511
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30		415	465
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33		350	389
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34		400	442
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35		300	332
Oakland CA GO	5.000%	1/15/23		5,650	6,336
Oakland CA GO	5.000%	1/15/31		3,000	3,178
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21		3,000	3,228
Oakland CA Unified School District GO	5.000%	8/1/19		6,565	6,707
Oakland CA Unified School District GO	5.000%	8/1/20		2,525	2,658
Oakland CA Unified School District GO	5.000%	8/1/20		5,030	5,295
Oakland CA Unified School District GO	5.000%	8/1/21		1,600	1,723
Oakland CA Unified School District GO	5.000%	8/1/21	(4)	3,000	3,230
Oakland CA Unified School District GO	6.250%	8/1/21	(Prere.)	2,000	2,232
Oakland CA Unified School District GO	5.000%	8/1/22		1,300	1,433
Oakland CA Unified School District GO	5.000%	8/1/22	(4)	2,325	2,563
Oakland CA Unified School District GO	5.500%	8/1/23		1,000	1,131
Oakland CA Unified School District GO	5.000%	8/1/24		1,275	1,458
Oakland CA Unified School District GO	5.000%	8/1/25	(4)	2,175	2,528
Oakland CA Unified School District GO	5.000%	8/1/26	(4)	1,320	1,529
Oakland CA Unified School District GO	5.000%	8/1/26		1,035	1,199
Oakland CA Unified School District GO	5.000%	8/1/27		1,295	1,496
Oakland CA Unified School District GO	5.000%	8/1/27	(4)	1,160	1,340
Oakland CA Unified School District GO	5.000%	8/1/28		1,000	1,151
Oakland CA Unified School District GO	5.000%	8/1/28	(4)	1,230	1,416
Oakland CA Unified School District GO	5.000%	8/1/29		1,000	1,148
Oakland CA Unified School District GO	5.000%	8/1/31		480	551
Oakland CA Unified School District GO	5.000%	8/1/31		2,350	2,685
Oakland CA Unified School District GO	5.000%	8/1/32		1,515	1,729
Oakland CA Unified School District GO	5.000%	8/1/33		1,200	1,365
Oakland CA Unified School District GO	5.000%	8/1/33		1,245	1,417
Oakland CA Unified School District GO	5.000%	8/1/34		2,500	2,838
Oceanside CA Unified School District GO	4.000%	8/1/33	(15)	3,500	3,663
Ohlone CA Community College District GO	5.000%	8/1/21	(Prere.)	1,770	1,918
Ohlone CA Community College District GO	5.000%	8/1/22		760	845
Ohlone CA Community College District GO	4.000%	8/1/34		3,900	4,109
Ohlone CA Community College District GO	4.000%	8/1/35		4,290	4,496
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/27		1,285	1,454
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/28		1,765	1,991
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/29		2,280	2,564
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/30		1,400	1,570
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/31		2,525	2,825
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/32		2,660	2,972
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/33		2,205	2,462

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/21		1,200	1,294
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/22		1,230	1,342
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/22		1,260	1,389
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/23		1,290	1,437
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/23		1,320	1,483
Orange County CA Sanitation District Wastewater Revenue	5.000%	2/1/30		9,925	11,311
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/22		1,050	1,166
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/27		2,525	2,835
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/28		2,545	2,848
Orange County CA Water District COP	5.000%	8/15/19	(Prere.)	6,925	7,089
Orange County CA Water District Revenue	5.000%	8/15/33		8,000	8,941
Oxnard CA Union High School District GO	4.000%	8/1/23		210	229
Oxnard CA Union High School District GO	4.000%	8/1/24		200	221
Oxnard CA Union High School District GO	4.000%	8/1/25		300	335
Oxnard CA Union High School District GO	5.000%	8/1/26		850	1,021
Oxnard CA Union High School District GO	5.000%	8/1/27		750	909
Oxnard CA Union High School District GO	5.000%	8/1/28		500	600
Oxnard CA Union High School District GO	5.000%	8/1/29		850	1,009
Oxnard CA Union High School District GO	4.000%	8/1/30		2,000	2,142
Oxnard CA Union High School District GO	4.000%	8/1/31		750	799
Oxnard CA Union High School District GO	4.000%	8/1/32		1,000	1,060
Pajaro Valley CA Unified School District GO	4.000%	8/1/33		225	239
Pajaro Valley CA Unified School District GO	4.000%	8/1/34		250	263
Pajaro Valley CA Unified School District GO	4.000%	8/1/35		300	314
Pajaro Valley CA Unified School District GO	4.000%	8/1/36		250	259
Pajaro Valley CA Unified School District GO	5.000%	8/1/38		1,155	1,319
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/21	(15)	440	477
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/24	(15)	1,050	1,216
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,179
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,100	1,314
Palm Springs CA Unified School District GO	5.000%	8/1/22		1,565	1,731
Palm Springs CA Unified School District GO	5.000%	8/1/25		4,775	5,602
Palm Springs CA Unified School District GO	5.000%	8/1/26		5,800	6,894
Palm Springs CA Unified School District GO	5.000%	8/1/28		1,000	1,071
Palm Springs CA Unified School District GO	5.000%	8/1/29		1,500	1,604
Palm Springs CA Unified School District GO	5.000%	8/1/30		1,500	1,602

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Palm Springs CA Unified School District GO	5.000%	8/1/31		1,500	1,600
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		450	474
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		350	377
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22		615	679
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		400	450
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		725	829
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		740	858
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		550	638
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		630	741
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		650	764
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		430	503
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,355	1,577
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,275	1,478
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		415	478
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,435	1,647
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/33		750	857
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34	(14)	2,000	2,277
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		500	569
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/19		1,000	1,016
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/20		250	258
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/21		400	421
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/27		1,000	1,083
Palo Alto CA Unified School District GO	0.000%	8/1/24		15,890	13,915
Palomar CA Community College District GO	5.000%	8/1/29		490	585
Palomar CA Community College District GO	5.000%	8/1/30		520	616
Palomar CA Community College District GO	5.000%	8/1/31		400	471
Palomar CA Community College District GO	5.000%	8/1/32		300	352
Palomar CA Community College District GO	4.000%	8/1/33		2,140	2,245
Palomar CA Community College District GO	5.000%	8/1/33		2,780	3,244
Palomar CA Community College District GO	4.000%	8/1/34		2,390	2,494
Palomar CA Community College District GO	5.000%	8/1/35		2,485	2,871
Palomar Pomerado Health California COP	6.625%	11/1/19	(Prere.)	5,000	5,218
Palomar Pomerado Health California COP	5.000%	11/1/21		560	595

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Palomar Pomerado Health California COP	5.000%	11/1/23		600	657
	Palomar Pomerado Health California COP	5.000%	11/1/24		665	737
	Palomar Pomerado Health California COP	5.000%	11/1/26		445	500
	Palomar Pomerado Health California COP	5.000%	11/1/27		750	846
	Palomar Pomerado Health California COP	5.000%	11/1/32		4,550	4,945
	Palomar Pomerado Health California GO	0.000%	8/1/21	(14)	1,400	1,310
	Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	7,190	6,530
	Palomar Pomerado Health California GO	0.000%	8/1/24	(12)	5,130	4,371
	Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	660	521
	Palomar Pomerado Health California GO	0.000%	8/1/27	(12)	3,095	2,341
	Palomar Pomerado Health California GO	0.000%	8/1/27	(14)	16,165	12,104
	Palomar Pomerado Health California GO	5.000%	8/1/28		1,640	1,872
	Palomar Pomerado Health California GO	5.000%	8/1/28		7,460	8,515
	Palomar Pomerado Health California GO	0.000%	8/1/29	(12)	4,295	2,967
	Palomar Pomerado Health California GO	5.000%	8/1/29		795	903
	Palomar Pomerado Health California GO	5.000%	8/1/29		4,025	4,572
	Palomar Pomerado Health California GO	5.000%	8/1/30		1,130	1,277
	Palomar Pomerado Health California GO	5.000%	8/1/31		775	873
	Palomar Pomerado Health California GO	4.000%	8/1/32		4,000	4,170
	Palomar Pomerado Health California GO	5.000%	8/1/33		1,235	1,380
14	Palomar Pomerado Health California GO	0.000%	8/1/38	(12)	3,000	3,719
	Palomar Pomerado Health California Revenue	4.000%	11/1/19		1,250	1,265
	Palomar Pomerado Health California Revenue	5.000%	11/1/20		1,125	1,173
	Palomar Pomerado Health California Revenue	5.000%	11/1/21		1,375	1,460
	Palomar Pomerado Health California Revenue	5.000%	11/1/23		2,410	2,638
	Palomar Pomerado Health California Revenue	5.000%	11/1/24		2,390	2,650
	Palomar Pomerado Health California Revenue	5.000%	11/1/25		2,250	2,519
	Palomar Pomerado Health California Revenue	5.000%	11/1/26		1,875	2,108
	Palomar Pomerado Health California Revenue	5.000%	11/1/28		345	381
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/19		1,415	1,445
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/20	(4)	1,505	1,585
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	(4)	1,455	1,565
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	(4)	2,965	3,263
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	(4)	2,485	2,790
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	6,050	4,520
	Pasadena CA Unified School District GO	5.000%	8/1/23		905	1,026
	Pasadena CA Unified School District GO	5.000%	8/1/24		1,085	1,255
	Pasadena CA Unified School District GO	5.000%	8/1/25		750	883
	Pasadena CA Unified School District GO	5.000%	8/1/25		1,000	1,178
	Pasadena CA Unified School District GO	5.000%	8/1/26		510	610
	Pasadena CA Unified School District GO	5.000%	8/1/26		1,015	1,214
	Pasadena CA Unified School District GO	5.000%	5/1/30		3,695	4,028

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pasadena CA Unified School District GO	5.000%	5/1/31		1,500	1,634
Pasadena CA Unified School District GO	5.000%	5/1/32		2,000	2,177
Peralta CA Community College District Revenue	5.000%	8/1/23		1,000	1,131
Peralta CA Community College District Revenue	5.000%	8/1/25		250	294
Peralta CA Community College District Revenue	4.000%	8/1/26		1,500	1,660
Peralta CA Community College District Revenue	5.000%	8/1/27		890	1,033
Peralta CA Community College District Revenue	5.000%	8/1/28		2,455	2,834
Peralta CA Community College District Revenue	5.000%	8/1/29		2,985	3,430
Peralta CA Community College District Revenue	5.000%	8/1/30		2,260	2,587
Peralta CA Community College District Revenue	5.000%	8/1/31		1,550	1,768
Peralta CA Community College District Revenue	5.000%	8/1/32		2,340	2,660
Peralta CA Community College District Revenue	5.000%	8/1/34		3,000	3,375
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/19		3,755	3,832
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/19	(4)	6,300	6,444
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/20	(2)	2,460	2,375
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/20	(4)	11,880	12,510
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/21	(4)	2,000	2,153
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	(2)	2,965	2,446
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/25	(4)	855	978
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	(4)	900	1,024
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	(4)	1,220	1,381
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	(4)	1,285	1,443
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	(2)	355	246
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	(4)	1,350	1,509
Pittsburg CA Water Revenue	4.000%	8/1/19		500	508
Pittsburg CA Water Revenue	4.000%	8/1/20		680	706
Pittsburg CA Water Revenue	4.000%	8/1/21		500	528
Pittsburg CA Water Revenue	5.000%	8/1/22		250	277
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/19		350	358

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/20		500	527
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/20	(4)	325	343
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/21		775	837
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/21	(4)	300	324
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/22		1,325	1,467
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/22	(4)	375	414
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/23		2,540	2,874
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/23	(4)	500	563
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/24		1,065	1,228
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/25		1,785	2,095
Pleasanton CA Unified School District GO	4.000%	8/1/34		1,050	1,106
Pleasanton CA Unified School District GO	4.000%	8/1/35		1,000	1,046
Pleasanton CA Unified School District GO	4.000%	8/1/36		800	833
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23	(ETM)	5,085	5,728
Pomona CA Unified School District GO	5.000%	8/1/22	(15)	440	488
Pomona CA Unified School District GO	5.000%	8/1/26	(15)	450	515
Port of Oakland CA Revenue	5.000%	11/1/26		2,330	2,768
Port of Oakland CA Revenue	5.000%	11/1/27		1,250	1,497
Port of Oakland CA Revenue	5.000%	11/1/28		1,515	1,798
Port of Oakland CA Revenue	5.000%	11/1/29		950	1,117
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22		2,225	2,459
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		3,535	3,951
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23		3,325	3,759
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,370	1,611
Poway CA Unified School District GO	0.000%	8/1/19		5,425	5,358
Poway CA Unified School District GO	5.000%	9/1/19		980	1,002
Poway CA Unified School District GO	0.000%	8/1/20		3,280	3,171
Poway CA Unified School District GO	5.000%	9/1/20		610	641
Poway CA Unified School District GO	5.000%	9/1/21		320	345
Poway CA Unified School District GO	5.000%	9/1/22		455	502
Poway CA Unified School District GO	5.000%	9/1/23		1,565	1,719
Poway CA Unified School District GO	5.000%	8/1/26		5,125	5,507
Poway CA Unified School District GO	5.000%	9/1/26		990	1,071
Poway CA Unified School District GO	5.000%	8/1/27		1,625	1,849
Poway CA Unified School District GO	0.000%	8/1/28		9,070	6,797
Poway CA Unified School District GO	5.000%	9/1/29		1,190	1,274
Poway CA Unified School District GO	5.000%	9/1/30		2,525	2,696
Poway CA Unified School District GO	0.000%	8/1/31		1,345	876
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/20		1,165	1,206

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21		1,000	1,050
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22		860	915
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	(15)	715	786
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22		435	464
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	(15)	1,180	1,322
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,005	1,126
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(15)	1,000	1,139
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24		1,530	1,742
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(15)	775	896
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,645	1,899
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	(15)	1,000	1,147
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		2,520	2,937
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26		915	998
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		990	1,076
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29		1,005	1,081
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		1,000	1,101
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		1,235	1,324
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31		1,290	1,379
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		980	1,077
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		1,405	1,498
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33		1,500	1,597
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34		1,590	1,690
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35		1,690	1,792
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/27	(4)	1,700	1,943
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/28	(4)	2,800	3,187

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/30	(4)	1,500	1,695
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/31	(4)	1,400	1,578
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/32	(4)	1,710	1,924
Rancho Santiago CA Community College District GO	5.125%	9/1/29	(4)	5,095	6,357
Rancho Santiago CA Community College District GO	0.000%	9/1/30	(4)	1,000	680
Redding CA Electric System Revenue	4.000%	6/1/19		1,400	1,416
Redding CA Electric System Revenue	5.000%	6/1/20		1,120	1,174
Redding CA Electric System Revenue	5.000%	6/1/22		395	437
Redding CA Electric System Revenue	5.000%	6/1/22		1,100	1,216
Redding CA Electric System Revenue	5.000%	6/1/23		500	565
Redding CA Electric System Revenue	5.000%	6/1/23		800	905
Redding CA Electric System Revenue	5.000%	6/1/24		1,000	1,153
Redding CA Electric System Revenue	5.000%	6/1/24		750	865
Redding CA Electric System Revenue	5.000%	6/1/25		830	975
Redding CA Electric System Revenue	5.000%	6/1/25		730	857
Redding CA Electric System Revenue	5.000%	6/1/26		1,000	1,190
Redding CA Electric System Revenue	5.000%	6/1/27		1,350	1,626
Redding CA Electric System Revenue	5.000%	6/1/28		1,275	1,525
Redding CA Electric System Revenue	5.000%	6/1/29		1,495	1,777
Redding CA Electric System Revenue	5.000%	6/1/30		800	953
Redding CA Joint Powers Financing Authority Electric System Revenue	4.000%	6/1/23		325	352
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/24		300	344
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/25		375	439
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/26		675	788
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/27		1,000	1,159
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/28		1,000	1,152
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/30		775	884
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/32		475	538
Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/25	(2)	3,350	2,767
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,200
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		1,285	1,505
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		470	545

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		515	595
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37		3,250	3,689
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/27		1,000	1,096
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/28		1,000	1,087
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/30		1,000	1,079
	Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/35		2,300	2,478
	Rio Hondo CA Community College District GO	0.000%	8/1/31		2,010	1,296
	Riverside CA Community College District GO	0.000%	8/1/27		2,755	2,081
	Riverside CA Community College District GO	0.000%	8/1/28		1,650	1,186
	Riverside CA Community College District GO	5.000%	8/1/28		3,080	3,568
	Riverside CA Electric Revenue	5.000%	10/1/24	(4)	1,000	1,010
	Riverside CA Electric Revenue	5.000%	10/1/25	(4)	2,000	2,020
	Riverside CA Electric Revenue	5.000%	10/1/26	(4)	2,500	2,525
	Riverside CA Electric Revenue	5.000%	10/1/27	(4)	3,570	3,606
1	Riverside CA Electric Revenue TOB VRDO	1.720%	12/7/18		2,210	2,210
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/29		1,265	1,426
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/31		1,045	1,176
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(4)	2,930	3,259
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(4)	3,075	3,413
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,055	1,185
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(4)	1,230	1,362
1	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	1.790%	12/7/18	(15)	5,000	5,000
	Riverside CA Sewer Revenue	5.000%	8/1/20		1,685	1,775
	Riverside CA Sewer Revenue	5.000%	8/1/21		2,000	2,165
	Riverside CA Sewer Revenue	5.000%	8/1/22		2,160	2,399
	Riverside CA Sewer Revenue	5.000%	8/1/23		3,760	4,276
	Riverside CA Sewer Revenue	5.000%	8/1/24		2,020	2,345
	Riverside CA Sewer Revenue	5.000%	8/1/26		600	719
	Riverside CA Sewer Revenue	5.000%	8/1/27		1,055	1,276
	Riverside CA Sewer Revenue	5.000%	8/1/28		1,000	1,221
	Riverside CA Sewer Revenue	5.000%	8/1/29		1,000	1,207
	Riverside CA Sewer Revenue	5.000%	8/1/30		2,680	3,204
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/19		1,220	1,248
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/20		1,280	1,347
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/23		1,410	1,543
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/25		1,555	1,685

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/26		1,615	1,747
Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/27		1,710	1,850
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/19		3,660	3,721
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	0.000%	6/1/25	(14)	6,835	5,637
Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/28		500	541
Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/30		1,070	1,146
Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/32		1,150	1,214
Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/35		1,930	2,013
Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/36		2,010	2,086
Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/37		1,000	1,036
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/22		1,800	1,993
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/23		2,030	2,292
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,735	1,992
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/30		9,885	11,272
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		10,620	12,081
Riverside County CA Public Financing Authority Tax Allocation Revenue	4.000%	9/1/19		2,560	2,602
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/19		225	231
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/20		2,665	2,807
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20		375	395
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	(4)	2,550	2,749
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21		250	270
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	(4)	1,830	2,019
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22		350	386
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	(4)	2,445	2,751
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	(15)	3,535	4,020
Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	(15)	1,195	1,343

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/19	(4)	1,000	1,026
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	1,150	1,242
15	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	0.000%	10/1/22	(15)	375	356
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	1,320	1,458
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(4)	1,905	2,144
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	(4)	2,005	2,296
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(4)	1,440	1,673
15	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	0.000%	10/1/27	(15)	520	522
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,160	1,335
15	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	0.000%	10/1/30	(15)	750	741
15	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	0.000%	10/1/32	(15)	590	579
15	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	0.000%	10/1/37	(15)	1,015	977
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,435
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	4,075	4,666
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,435
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	2,000	2,290
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		4,900	5,641
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/22		2,500	2,243
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/23		3,630	3,134
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/24		6,985	5,776
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/31		5,000	2,950
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/32		4,000	2,241
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/33		5,500	2,923
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/34		3,500	1,765
	Rocklin CA Unified School District GO	0.000%	8/1/23	(14)	7,030	6,265
	Rocklin CA Unified School District GO	0.000%	8/1/24	(14)	2,965	2,576
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/29		330	392
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		200	236

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		770	873
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/31		530	599
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		250	292
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		1,310	1,476
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		350	407
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		1,000	1,123
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		250	286
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		3,425	3,832
	Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/36		4,530	4,683
	Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/19		850	865
	Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/20		550	571
	Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/21		700	742
	Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/22		1,000	1,078
	Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/23		550	626
	Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/24		1,100	1,278
	Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,100	1,335
	Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/29		750	897
	Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/30	(4)	2,000	2,381
	Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	2,665	3,154
5	Roseville CA Joint Union High School District GO	0.000%	8/1/23		275	245
5	Roseville CA Joint Union High School District GO	0.000%	8/1/24		580	497
5	Roseville CA Joint Union High School District GO	0.000%	8/1/25		555	459
5	Roseville CA Joint Union High School District GO	0.000%	8/1/26		500	397
5	Roseville CA Joint Union High School District GO	5.000%	8/1/27		185	221
5	Roseville CA Joint Union High School District GO	0.000%	8/1/28		500	361
5	Roseville CA Joint Union High School District GO	5.000%	8/1/28		175	208
5	Roseville CA Joint Union High School District GO	0.000%	8/1/29		1,085	745

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Roseville CA Joint Union High School District GO	0.000%	8/1/29	(4)	3,215	2,290
5	Roseville CA Joint Union High School District GO	5.000%	8/1/29		200	236
5	Roseville CA Joint Union High School District GO	0.000%	8/1/30		1,000	649
5	Roseville CA Joint Union High School District GO	5.000%	8/1/30		300	350
5	Roseville CA Joint Union High School District GO	0.000%	8/1/31		1,585	973
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/19		10,000	10,053
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20		2,170	2,237
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/24		865	956
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/27		210	238
	Roseville CA Special Tax Revenue	5.000%	9/1/20		1,055	1,103
	Roseville CA Special Tax Revenue	5.000%	9/1/21		500	533
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/22	(15)	445	492
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/24	(15)	300	344
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/26	(15)	280	320
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/27	(15)	650	740
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/28	(15)	250	283
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/29	(15)	500	565
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/31	(15)	1,160	1,297
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/33	(15)	1,280	1,422
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/34	(15)	1,340	1,483
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/19		3,990	4,122
	Sacramento CA City Financing Authority Revenue	4.000%	12/1/20		3,700	3,862
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/20		2,000	2,126

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA City Financing Authority Revenue	5.000%	12/1/32	(15)	1,300	1,480
Sacramento CA City Financing Authority Revenue	5.000%	12/1/33	(15)	1,725	1,955
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	(14)	5,000	4,063
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	(14)	15,815	11,856
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	(14)	5,000	3,078
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	(14)	3,990	2,076
Sacramento CA City Unified School District GO	5.000%	7/1/20	(4)	500	525
Sacramento CA City Unified School District GO	5.000%	7/1/21	(4)	460	496
Sacramento CA City Unified School District GO	5.000%	7/1/22	(4)	770	852
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/19		1,155	1,177
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20		1,250	1,319
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21		1,000	1,086
Sacramento CA Financing Authority Lease Revenue	5.000%	12/1/18		50	50
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/20		1,405	1,477
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/19		780	798
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/21		2,590	2,814
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/22		4,000	4,461
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/23		4,000	4,566
Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24	(2)	10,085	11,351
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24		3,480	4,057
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		5,455	6,042
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		2,505	2,972
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		1,500	1,779
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,515	3,026
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,000	2,407
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27		4,905	5,536
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,253
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		1,540	1,897

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/30		6,435	7,069
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	405	428
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	925	976
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	975	1,029
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,100	1,161
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,155	1,219
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/22		680	714
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/28		1,575	1,648
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/29		1,660	1,735
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/30		1,875	1,958
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/31		1,970	2,057
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/26		905	1,075
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/27		1,025	1,229
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/28		2,000	2,422
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/29		1,300	1,559
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/30		1,165	1,384
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/31		2,000	2,357
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/32		1,370	1,604
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/33		1,220	1,415
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/34		1,485	1,709
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/35		2,000	2,290
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/37		2,405	2,733
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/38		1,290	1,462
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/23		525	591
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/24		425	488
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/25		450	526
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/26		500	590

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/27		1,535	1,826
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/28		1,605	1,924
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/29		1,695	2,015
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/30		1,775	2,094
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/31		1,865	2,184
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/32		500	582
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/34		2,145	2,455
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/35		650	740
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/36		1,200	1,359
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/37		1,040	1,176
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/38		1,375	1,551
Sacramento CA Transportation Authority Sales Tax Revenue	5.000%	10/1/21		2,300	2,498
Sacramento CA Unified School District GO	3.000%	8/1/19	(4)	1,215	1,226
Sacramento CA Unified School District GO	3.000%	8/1/20	(4)	1,000	1,020
Sacramento CA Unified School District GO	4.000%	8/1/21	(4)	1,000	1,055
Sacramento CA Unified School District GO	4.000%	8/1/22	(4)	750	804
Sacramento CA Unified School District GO	5.000%	8/1/23	(4)	1,175	1,331
Sacramento CA Water Revenue	5.000%	9/1/27		3,210	3,625
Sacramento County CA Airport Revenue	5.000%	7/1/22		370	408
Sacramento County CA Airport Revenue	5.000%	7/1/22		380	419
Sacramento County CA Airport Revenue	5.000%	7/1/22		345	381
Sacramento County CA Airport Revenue	5.000%	7/1/22		1,000	1,104
Sacramento County CA Airport Revenue	5.000%	7/1/23		500	563
Sacramento County CA Airport Revenue	5.000%	7/1/23		345	388
Sacramento County CA Airport Revenue	5.000%	7/1/23		425	479
Sacramento County CA Airport Revenue	5.000%	7/1/23		1,000	1,127
Sacramento County CA Airport Revenue	5.000%	7/1/24		1,000	1,147
Sacramento County CA Airport Revenue	5.000%	7/1/24		745	852
Sacramento County CA Airport Revenue	5.000%	7/1/24		245	280
Sacramento County CA Airport Revenue	5.000%	7/1/24		500	573
Sacramento County CA Airport Revenue	5.000%	7/1/25		750	874
Sacramento County CA Airport Revenue	5.000%	7/1/25		775	899
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,000	1,160
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,150	1,340
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,180	1,392
Sacramento County CA Airport Revenue	5.000%	7/1/26		750	878
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,080	1,265
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,265	1,492
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,000	1,193
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,795	2,134
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,250	1,308
Sacramento County CA Airport Revenue	5.000%	7/1/28		790	948

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,410	1,685
Sacramento County CA Airport Revenue	5.000%	7/1/28		385	462
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	596
Sacramento County CA Airport Revenue	5.000%	7/1/29		2,265	2,688
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	596
Sacramento County CA Airport Revenue	5.000%	7/1/30		5,240	5,477
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,120	1,323
Sacramento County CA Airport Revenue	5.000%	7/1/30		3,360	3,954
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,250	1,477
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	587
Sacramento County CA Airport Revenue	5.000%	7/1/31		1,750	2,046
Sacramento County CA Airport Revenue	5.000%	7/1/32		665	778
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,175	1,375
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,500	1,745
Sacramento County CA Airport Revenue	5.000%	7/1/33		750	873
Sacramento County CA Airport Revenue	5.000%	7/1/35		1,000	1,119
Sacramento County CA Airport Revenue	5.000%	7/1/36		2,000	2,231
Sacramento County CA Airport Revenue	5.000%	7/1/36		1,250	1,435
Sacramento County CA Airport Revenue	5.000%	7/1/37		2,530	2,895
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,000	2,269
Saddleback Valley CA Unified School District GO	4.000%	8/1/20		2,100	2,180
San Bernardino CA City Unified School District GO	5.000%	8/1/20	(4)	765	804
San Bernardino CA City Unified School District GO	5.000%	8/1/21	(4)	1,230	1,326
San Bernardino CA City Unified School District GO	5.000%	8/1/22	(4)	1,525	1,683
San Bernardino CA City Unified School District GO	5.000%	8/1/23	(4)	1,100	1,240
San Bernardino CA City Unified School District GO	5.000%	8/1/24	(4)	1,400	1,578
San Bernardino CA City Unified School District GO	5.000%	8/1/26	(4)	1,310	1,471
San Bernardino CA City Unified School District GO	5.000%	8/1/28	(4)	470	552
San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	550	641
San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	630	730
San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	230	265
San Bernardino CA Community College District GO	0.000%	8/1/23	(4)	2,655	2,371
San Bernardino CA Community College District GO	5.000%	8/1/24		4,375	4,940
San Bernardino CA Community College District GO	5.000%	8/1/25		4,550	5,127
San Bernardino CA Community College District GO	5.000%	8/1/26		4,150	4,672
San Bernardino CA Community College District GO	4.000%	8/1/27		10,000	10,713

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Bernardino CA Community College District GO	0.000%	8/1/29		1,000	692
San Bernardino CA Community College District GO	5.000%	8/1/29		5,000	5,766
San Bernardino CA Community College District GO	0.000%	8/1/30		1,100	721
San Bernardino CA Community College District GO	0.000%	8/1/31		1,000	619
San Bernardino CA Community College District GO	4.000%	8/1/31		10,660	11,271
San Bernardino CA Community College District GO	5.000%	8/1/31		8,370	9,569
San Bernardino CA Community College District GO	0.000%	8/1/32		1,100	644
San Bernardino CA Community College District GO	4.000%	8/1/32		12,010	12,659
San Bernardino CA Community College District GO	0.000%	8/1/33		1,165	646
San Bernardino CA Community College District GO	4.000%	8/1/33		5,000	5,253
San Bernardino County CA Medical Center COP	5.500%	8/1/22	(14)	8,940	9,861
San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/31		3,355	3,655
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/29		860	1,011
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/31		2,000	2,312
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/32		1,750	2,011
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/34		1,500	1,704
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/35		1,500	1,696
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/36		1,500	1,689
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/37		1,000	1,124
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/38		1,150	1,288
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,380	3,662
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	9,830	10,651
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	5,000	5,417
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,000	2,167
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	8,670	9,394
San Diego CA Community College District GO	5.000%	8/1/28		4,100	4,536
San Diego CA Community College District GO	5.000%	8/1/31		1,000	1,121
San Diego CA Community College District GO	4.000%	8/1/32		23,125	24,703
San Diego CA Community College District GO	5.000%	8/1/32		2,150	2,408
San Diego CA Community Facilities District No. 1 (Miramar Ranch North) Special Tax Revenue	5.000%	9/1/20		3,465	3,650
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19	(Prere.)	1,825	1,853

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19	(Prere.)	6,000	6,091
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/19	(Prere.)	2,000	2,033
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20	(Prere.)	5,000	5,254
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/21		5,765	6,220
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23		10,080	11,461
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34		5,000	5,743
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35		5,150	5,890
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36		5,000	5,705
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/19	(Prere.)	4,215	4,308
San Diego CA Public Facilities Financing Authority Water Revenue	5.125%	8/1/19	(Prere.)	5,000	5,115
San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	(Prere.)	5,355	5,661
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/22		3,220	3,585
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/25		4,270	5,068
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/26		10,710	12,913
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/30		2,000	2,195
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32		4,190	4,592
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/19		1,000	1,025
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/20		1,000	1,056
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/21		2,135	2,318
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/22		1,040	1,158
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/23		1,055	1,203
San Diego CA Unified School District GO	5.500%	7/1/20	(4)	9,490	10,059
San Diego CA Unified School District GO	5.000%	7/1/21		15,000	16,239
San Diego CA Unified School District GO	5.000%	7/1/22		1,580	1,756
San Diego CA Unified School District GO	5.500%	7/1/22	(4)	12,790	14,436
San Diego CA Unified School District GO	5.000%	7/1/24		1,735	2,016
San Diego CA Unified School District GO	4.000%	7/1/25		2,500	2,808
San Diego CA Unified School District GO	5.000%	7/1/25		1,695	2,007
San Diego CA Unified School District GO	5.500%	7/1/25	(14)	1,130	1,373
San Diego CA Unified School District GO	0.000%	7/1/26		8,425	6,850
San Diego CA Unified School District GO	5.000%	7/1/26		20,040	23,572
San Diego CA Unified School District GO	5.500%	7/1/26	(4)	7,565	9,343
San Diego CA Unified School District GO	0.000%	7/1/27		8,500	6,646

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,987
San Diego CA Unified School District GO	5.000%	7/1/28	6,535	7,634
San Diego CA Unified School District GO	5.000%	7/1/28	725	847
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	887
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,323
San Diego CA Unified School District GO	5.000%	7/1/29	750	874
San Diego CA Unified School District GO	5.000%	7/1/29	3,315	3,905
San Diego CA Unified School District GO	0.000%	7/1/30	2,000	1,356
San Diego CA Unified School District GO	0.000%	7/1/30	2,170	1,477
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,702
San Diego CA Unified School District GO	0.000%	7/1/30	10,255	6,981
San Diego CA Unified School District GO	5.000%	7/1/30	7,610	8,497
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,489
San Diego CA Unified School District GO	5.000%	7/1/31	8,985	10,012
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,390
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,538
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,233
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,061
San Diego CA Unified School District GO	4.000%	8/1/32	1,065	1,131
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,109
San Diego CA Unified School District GO	5.000%	7/1/33	4,330	5,063
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,139
San Diego CA Unified School District GO	4.000%	7/1/34	2,000	2,102
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	3,739
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,542
San Diego CA Unified School District GO	4.000%	8/1/35	1,855	1,929
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,342
San Diego County CA COP	5.000%	10/15/24	2,125	2,470
San Diego County CA COP	5.000%	10/15/25	5,305	6,141
San Diego County CA COP	5.000%	10/15/26	2,590	2,978
San Diego County CA COP	5.000%	10/15/27	2,000	2,294
San Diego County CA COP	5.000%	10/15/28	1,400	1,602
San Diego County CA COP	5.000%	10/15/29	2,010	2,293
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/19	480	493
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/22	425	468
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	4.000%	11/1/23	1,665	1,789
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/24	790	899
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/26	1,145	1,312
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/28	1,950	2,221
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/30	1,705	1,927

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23		3,915	4,108
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25		9,000	9,436
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		200	239
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		6,000	6,288
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27		300	361
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		350	417
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		3,000	3,141
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29		310	367
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30		530	621
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,000	1,157
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33		1,305	1,503
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,000	1,144
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		1,000	1,139
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36		2,750	3,119
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37		1,690	1,910
San Diego County CA Regional Building Authority Lease Revenue (County Operations Center & Annex Redevelopment Project)	5.000%	2/1/19	(Prere.)	4,820	4,847
San Diego County CA Regional Building Authority Lease Revenue (County Operations Center & Annex Redevelopment Project)	5.000%	2/1/19	(Prere.)	2,420	2,433
San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21		30,010	31,586
San Diego County CA Water Authority Financing Agency Water Revenue	5.000%	11/1/19	(Prere.)	2,000	2,061
San Diego County CA Water Authority Revenue	3.000%	5/1/21		5,000	5,139
San Diego County CA Water Authority Revenue	5.000%	5/1/26		2,090	2,504
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,000	5,358
San Diego County CA Water Authority Revenue	5.000%	5/1/35		13,795	15,750
San Diego County CA Water Authority Revenue COP	5.250%	5/1/21	(14)	6,725	7,285
San Diego County CA Water Authority Revenue COP	5.250%	5/1/22	(14)	7,075	7,884
San Dieguito CA Union High School District GO	4.000%	8/1/31		1,750	1,840

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/28		1,685	1,968
San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		6,595	6,955
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/36		1,825	2,112
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/20		1,040	1,093
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	290	321
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	690	764
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	755	836
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/23		780	866
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27		5,435	6,389
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28		2,510	2,936
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/29		1,885	2,078
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30		2,045	2,253
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31		2,215	2,554
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32		1,625	1,867
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33		1,500	1,719
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		2,220	2,458
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		4,070	4,507
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		2,335	2,582
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		4,270	4,722
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		2,450	2,704
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		4,485	4,950
San Francisco CA City & County COP	5.000%	4/1/27		13,095	15,316
San Francisco CA City & County COP	4.000%	9/1/30		5,215	5,492
San Francisco CA City & County COP	4.000%	9/1/31		5,100	5,348
San Francisco CA City & County COP	4.000%	9/1/32		5,680	5,931
San Francisco CA City & County COP	4.000%	4/1/35		9,870	10,314
San Francisco CA City & County COP	4.000%	9/1/35		5,170	5,328
San Francisco CA City & County COP	4.000%	4/1/36		10,665	11,087
San Francisco CA City & County GO	5.000%	6/15/20		500	525
San Francisco CA City & County GO	5.000%	6/15/22		2,640	2,888
San Francisco CA City & County GO	5.000%	6/15/23		4,000	4,369
San Francisco CA City & County GO	5.000%	6/15/26		2,920	3,298
San Francisco CA City & County GO	5.000%	6/15/27		5,815	6,552

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County GO	4.000%	6/15/28		4,190	4,487
San Francisco CA City & County GO	4.000%	6/15/29		4,545	4,835
San Francisco CA City & County GO	4.000%	6/15/29		7,130	7,621
San Francisco CA City & County GO	4.000%	6/15/33		8,160	8,583
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	2,135	2,230
San Francisco CA City & County International Airport Revenue	5.250%	5/1/20	(14)	5,000	5,249
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		2,865	2,998
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		5,100	5,487
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	550	591
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,150	1,237
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,200	1,290
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		2,865	2,997
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		1,650	1,822
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		6,150	6,792
San Francisco CA City & County International Airport Revenue	5.000%	5/1/23		3,070	3,470
San Francisco CA City & County International Airport Revenue	4.000%	5/1/24		5,775	6,371
San Francisco CA City & County International Airport Revenue	5.000%	5/1/24		3,245	3,746
San Francisco CA City & County International Airport Revenue	5.000%	5/1/24		1,700	1,962
San Francisco CA City & County International Airport Revenue	4.000%	5/1/25		3,625	4,044
San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		6,180	7,276
San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		2,090	2,461
San Francisco CA City & County International Airport Revenue	5.000%	5/1/27		1,970	2,331
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		2,305	2,467
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		2,175	2,551
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		7,625	8,323
San Francisco CA City & County International Airport Revenue	4.900%	5/1/29		8,325	8,554
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		1,755	2,047
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		1,000	1,156
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		4,790	5,118

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		635	729
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26		5,865	6,937
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26		1,795	2,123
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/27		1,885	2,218
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/30		13,170	14,558
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,550	4,151
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		9,495	10,809
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		125	145
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		9,980	11,322
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		10,495	11,857
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		2,840	3,275
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/38		3,970	4,565
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19		1,020	1,052
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,705	2,788
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,960	3,050
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	10,000	10,305
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	440	453
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	2,555	2,633
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	1,000	1,031
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20		2,010	2,133
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21		1,165	1,270
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	10,335	11,271
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	11,000	11,996
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	3,020	3,338
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	9,000	9,948
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,730	6,333
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,527

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/22	925	1,035
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,631
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,860
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24	1,000	1,168
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24	4,560	5,327
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	7,101
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	9,039
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27	1,000	1,166
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/28	10,235	11,338
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	5,355	6,204
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	3,032
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,398
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,101
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	14,597
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	3,510	3,843
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,774
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,603
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,201
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	1,750	1,887
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,947
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	3,470	3,950
San Francisco CA City & County Public Uilities Commission Water Revenue	5.000%	11/1/30	4,230	4,815
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	2,025	2,305
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31	2,000	2,296
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31	14,015	15,465
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	3,650	4,144
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	4,450	5,052

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	2,130	2,418
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,000	1,139
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	3,000	3,435
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,041
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	3,835	4,345
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	4,680	5,302
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,240	2,538
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33	6,000	6,931
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	7,000	8,017
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/36	8,600	8,875
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/38	1,520	1,696
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7 Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/30	525	571
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7 Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/33	680	729
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/19	220	225
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/20	130	137
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/21	160	172
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/22	125	137
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/23	120	135

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	860	982
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	135	154
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	305	349
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	440	502
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	464
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	240	273
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	466
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	1,405	1,646
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	500	590
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	140	157
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	585
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	582
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28	835	972

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	460	514
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	745	863
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30	550	634
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	710	814
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	400	444
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	450	513
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	1,000	1,140
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	860	982
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	525	582
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	670	759
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	660	748
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	750	851
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	700	788

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	660	743
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	555	625
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	225	248
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	400	448
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	595	666
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	900	1,007
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	350	390
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	780	869
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	625	696
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,030	2,196
San Francisco CA City & County Unified School District GO	5.000%	6/15/24	1,080	1,250
San Francisco CA City & County Unified School District GO	5.000%	6/15/27	6,475	7,444
San Francisco CA City & County Unified School District GO	5.000%	6/15/28	10,170	11,686
San Francisco CA City & County Unified School District GO	4.000%	6/15/30	1,270	1,303
San Francisco CA City & County Unified School District GO	5.000%	6/15/31	7,965	8,288
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	5,300	5,477
San Francisco CA City & County Unified School District GO	4.250%	6/15/33	4,000	4,156

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/29		1,585	1,762
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/32		2,170	2,401
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/33		3,025	3,342
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/34		1,640	1,833
San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/20		1,020	1,049
San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/21		710	745
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/22		300	330
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/33		7,085	8,236
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		1,345	1,554
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		5,750	6,622
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/22	(14)	570	522
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/23	(ETM)	16,000	14,682
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	7,140	6,073
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/25	(ETM)	14,750	12,868
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/29		12,210	13,379
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		2,435	2,630
San Jose CA Airport Revenue	5.000%	3/1/26		4,610	4,905
San Jose CA Airport Revenue	5.000%	3/1/29		200	232
San Jose CA Airport Revenue	5.000%	3/1/30		250	288
San Jose CA Airport Revenue	5.000%	3/1/33		500	569
San Jose CA Airport Revenue	5.000%	3/1/34		500	566
San Jose CA Airport Revenue	5.000%	3/1/36		3,000	3,376
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19		2,350	2,401
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,140	1,200
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,270	1,337
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20		3,255	3,429
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.125%	8/1/20	(Prere.)	570	601
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20	(Prere.)	800	846
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20	(Prere.)	1,355	1,435
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/21		7,545	8,176

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/22		3,500	3,890
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23		5,000	5,684
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24		5,000	5,796
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26		3,650	4,361
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27		2,335	2,814
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28		1,000	1,197
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29		1,000	1,189
San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.125%	5/1/31		5,000	5,454
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/19		1,000	1,022
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/20		1,000	1,054
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/22		500	555
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/23		400	454
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/24		525	608
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/25		440	519
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/26		775	928
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/27		750	908
San Juan CA Unified School District GO	0.000%	8/1/25	(4)	10,000	8,459
San Juan CA Unified School District GO	0.000%	8/1/26	(4)	12,215	9,970
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/24	(15)	855	956
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/25	(15)	970	1,081
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/26	(15)	500	555
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/27	(15)	1,070	1,183
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/28	(15)	600	662
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/33	(15)	2,790	3,055
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/25	(4)	800	938
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/26	(4)	635	756
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/27	(4)	600	725

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/28	(4)	890	1,069
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/30	(4)	750	890
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/31	(4)	1,060	1,252
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/32	(4)	850	1,000
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/33	(4)	635	744
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/35	(4)	1,000	1,159
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/36	(4)	1,325	1,526
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/37	(4)	1,750	2,009
	San Marcos CA Unified School District GO	0.000%	8/1/25		2,300	1,924
	San Marcos CA Unified School District GO	0.000%	8/1/30		2,000	1,344
	San Marcos CA Unified School District GO	5.000%	8/1/30		4,030	4,745
	San Marcos CA Unified School District GO	0.000%	8/1/31		2,000	1,284
	San Marcos CA Unified School District GO	5.000%	8/1/31		3,015	3,526
	San Marcos CA Unified School District GO	0.000%	8/1/32		2,500	1,538
	San Marcos CA Unified School District GO	4.000%	8/1/32		300	318
	San Marcos CA Unified School District GO	5.000%	8/1/34		3,535	4,080
	San Marcos CA Unified School District GO	5.000%	8/1/35		4,000	4,591
	San Marcos CA Unified School District GO	5.000%	8/1/36		3,375	3,844
	San Marcos CA Unified School District GO	4.000%	8/1/37		4,000	4,124
	San Marcos CA Unified School District GO	4.000%	8/1/38		9,140	9,364
	San Mateo CA Union High School District GO	0.000%	9/1/23	(Prere.)	2,725	2,366
	San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	1,315	1,495
	San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	725	824
	San Mateo CA Union High School District GO	0.000%	9/1/24		2,665	2,268
	San Mateo CA Union High School District GO	5.000%	9/1/30		1,285	1,447
	San Mateo CA Union High School District GO	5.000%	9/1/31		715	804
	San Mateo CA Union High School District GO	4.000%	9/1/32		3,155	3,376
	San Mateo CA Union High School District GO	4.000%	9/1/33		3,540	3,753
	San Mateo CA Union High School District GO	4.000%	9/1/33		1,950	2,067
	San Mateo CA Union High School District GO	4.000%	9/1/35		1,585	1,659
	San Mateo County CA Community College District GO	0.000%	9/1/21	(14)	4,645	4,400
	San Mateo County CA Community College District GO	0.000%	9/1/22	(14)	5,675	5,246
	San Mateo County CA Community College District GO	0.000%	9/1/24	(14)	2,825	2,469
	San Mateo County CA Community College District GO	0.000%	9/1/25	(14)	4,000	3,383
	San Mateo County CA Community College District GO	0.000%	9/1/30	(14)	5,640	3,912
	San Mateo County CA Community College District GO	5.000%	9/1/32		2,000	2,392
	San Mateo County CA Community College District GO	4.000%	9/1/34		2,670	2,836
5	San Mateo County CA Community College District GO	5.000%	9/1/36		1,000	1,148

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
5	San Mateo County CA Community College District GO	5.000%	9/1/37		1,000	1,145
5	San Mateo County CA Community College District GO	5.000%	9/1/38		750	856
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/35	(4)	4,875	5,652
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/36		6,075	7,017
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/37		6,435	7,411
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/23		1,000	1,137
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,281
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/21		1,000	1,056
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/22		1,335	1,484
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/23		1,505	1,714
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/33		5,000	5,289
	San Mateo County CA Transportation Authority Revenue	4.000%	6/1/20		770	797
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/20		750	787
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/21		1,385	1,497
	San Mateo County CA Transportation Authority Revenue	4.000%	6/1/22		600	646
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/22		785	871
	San Mateo County CA Transportation Authority Revenue	4.000%	6/1/23		1,520	1,663
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/23		855	972
	San Mateo County CA Transportation Authority Revenue	4.000%	6/1/24		750	831
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/24		1,250	1,449
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/25		1,245	1,474
	San Mateo County CA Transportation Authority Revenue	5.000%	6/1/31		1,365	1,559
	San Mateo-Foster City CA School District GO	4.000%	8/1/19		1,000	1,016

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Mateo-Foster City CA School District GO	4.000%	8/1/34		1,580	1,653
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	(4)	1,000	1,097
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	(4)	1,250	1,399
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	(4)	1,770	1,984
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	(4)	1,860	2,074
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	(4)	2,275	2,518
San Rafael CA Elementary School District Capital Appreciation GO	0.000%	8/1/29	(14)	2,000	1,424
San Rafael CA High School District GO	0.000%	8/1/26	(14)	3,280	2,659
San Rafael CA High School District GO	0.000%	8/1/29	(14)	6,505	4,633
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	(2)	1,020	843
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	(2)	1,700	1,290
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	(2)	1,800	1,305
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	(15)	1,520	1,748
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	(15)	1,595	1,816
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	(15)	1,670	1,894
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,311
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,311
San Ramon Valley CA Unified School District GO	4.000%	8/1/32		2,000	2,117
San Ysidro CA School District COP	5.000%	9/1/27	(15)	100	110
San Ysidro CA School District COP	5.000%	9/1/31	(15)	200	219
San Ysidro CA School District COP	5.000%	9/1/34	(15)	200	218
San Ysidro CA School District COP	5.000%	9/1/37	(15)	320	348
San Ysidro CA School District GO	0.000%	8/1/26	(14)	4,770	3,696
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/20		700	727
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/21		125	135
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/22		100	111
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/23		100	114
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/24		130	151
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/25		150	177
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/26		200	240
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/27		250	303

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/28		275	306
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/29		350	385
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/30		500	544
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/31		500	538
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/32		500	534
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/33		750	794
Santa Ana CA Unified School District COP	0.000%	4/1/32	(4)	1,750	1,058
Santa Ana CA Unified School District GO	0.000%	8/1/31	(14)	3,775	2,403
Santa Barbara CA Unified School District GO	4.000%	8/1/30		840	916
Santa Barbara CA Unified School District GO	4.000%	8/1/30		300	327
Santa Clara CA Electric Revenue	4.000%	7/1/24		4,720	5,064
Santa Clara CA Electric Revenue	4.000%	7/1/25		5,200	5,571
Santa Clara CA Electric Revenue	4.000%	7/1/26		5,230	5,594
Santa Clara CA Electric Revenue	5.000%	7/1/30		1,000	1,076
Santa Clara CA Electric Revenue	5.250%	7/1/32		2,525	2,731
Santa Clara CA Financing Authority Revenue	4.000%	4/1/34		6,970	7,313
Santa Clara CA Financing Authority Revenue	4.000%	4/1/35		7,250	7,578
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,715	4,957
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,405	4,631
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,115	4,326
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	3,775	3,968
Santa Clara CA Unified School District GO	5.000%	7/1/21		2,290	2,480
Santa Clara CA Unified School District GO	5.000%	7/1/22		2,060	2,290
Santa Clara CA Unified School District GO	5.000%	7/1/23		2,185	2,487
Santa Clara CA Unified School District GO	5.000%	7/1/25		3,120	3,606
Santa Clara CA Unified School District GO	5.000%	7/1/25		3,595	4,155
Santa Clara CA Unified School District GO	4.000%	7/1/29		6,650	7,180
Santa Clara CA Unified School District GO	4.000%	7/1/29		8,235	8,891
Santa Clara CA Unified School District GO	4.000%	7/1/30		8,800	9,421
Santa Clara CA Unified School District GO	4.000%	7/1/33		8,750	9,218
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20		4,215	4,416
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21		5,770	6,223
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22		6,060	6,714
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/22		4,090	4,531
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/25		6,510	7,674
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/26		6,800	7,980
Santa Clara County CA GO	5.000%	8/1/28		8,830	9,758
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/22		710	790
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/23		375	427

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/24		275	319
Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/25		615	682
Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/26		660	737
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		545	643
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/30		1,200	1,401
Santa Clara Valley CA Water District COP	5.000%	6/1/20		575	603
Santa Clara Valley CA Water District COP	5.000%	6/1/21		525	566
Santa Clara Valley CA Water District COP	5.000%	6/1/22		550	608
Santa Clara Valley CA Water District COP	5.000%	6/1/23		820	927
Santa Clarita CA Community College District GO	0.000%	8/1/29	(4)	2,480	1,772
Santa Clarita CA Community College District GO	5.000%	8/1/32		5,450	5,936
Santa Monica CA Community College District GO	0.000%	8/1/24		4,500	3,930
Santa Monica CA Community College District GO	0.000%	8/1/26		11,025	9,005
Santa Monica CA Community College District GO	4.000%	8/1/30		2,000	2,126
Santa Monica CA Community College District GO	5.000%	8/1/30		500	601
Santa Monica CA Community College District GO	5.000%	8/1/31		600	716
Santa Monica CA Community College District GO	4.000%	8/1/32		2,565	2,702
Santa Monica CA Community College District GO	5.000%	8/1/32		500	593
Santa Monica CA Community College District GO	4.000%	8/1/33		3,510	3,672
Santa Monica CA Community College District GO	4.000%	8/1/33		500	536
Santa Monica CA Community College District GO	4.000%	8/1/34		635	677
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/29		200	237
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/30		250	295
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/31		350	411
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/31		1,600	1,708
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/32		250	293
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/33		250	291
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/33		1,150	1,212
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/34		315	365

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/35		350	405
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/36		430	449
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/37		465	483
Santa Rosa CA High School District GO	5.000%	5/1/20		1,150	1,204
Santa Rosa CA High School District GO	5.000%	8/1/28	(4)	500	590
Santa Rosa CA High School District GO	5.000%	8/1/30	(4)	800	934
Santa Rosa CA High School District GO	5.000%	8/1/32	(4)	800	928
Santa Rosa CA High School District GO	5.000%	8/1/34	(4)	965	1,109
Santa Rosa CA High School District GO	5.000%	8/1/35	(4)	750	859
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21		1,300	1,409
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22		1,140	1,266
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23		945	1,073
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24		865	1,002
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25		815	960
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26		855	1,027
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28	(4)	11,095	8,206
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29		2,870	3,156
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30		3,055	3,356
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33		1,425	1,560
Santee CA CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/20		590	612
Santee CA CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21		600	630
Santee CA CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22		570	627
Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/31		300	352
Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/32		275	321
Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/36		700	734
Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/37		1,000	1,044
Signal Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/19		2,040	2,093
Signal Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/20	(15)	2,120	2,243
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/20		100	105
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/21		725	785
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/24		1,000	1,161
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/28		1,000	1,163
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/35		1,000	1,133
Simi Valley CA Unified School District GO	5.000%	8/1/20		1,500	1,581
Simi Valley CA Unified School District GO	5.000%	8/1/21		1,220	1,323
Simi Valley CA Unified School District GO	5.000%	8/1/22		1,500	1,669
Simi Valley CA Unified School District GO	5.000%	8/1/23		2,500	2,847

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Simi Valley CA Unified School District GO	5.000%	8/1/24		3,455	4,015
	Simi Valley CA Unified School District GO	5.000%	8/1/25		2,785	3,300
	Simi Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,030	2,401
	Simi Valley CA Unified School District GO	5.000%	8/1/26		2,025	2,434
	Simi Valley CA Unified School District GO	0.000%	8/1/27	(4)	2,900	2,201
	Simi Valley CA Unified School District GO	0.000%	8/1/28	(4)	4,785	3,475
	Simi Valley CA Unified School District GO	4.000%	8/1/36		1,240	1,292
	Simi Valley CA Unified School District GO	4.000%	8/1/37		1,320	1,371
	Solana Beach CA School District Special Tax Revenue	5.000%	9/1/29		2,120	2,268
	Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		2,655	2,831
	Solano County CA Community College District GO	0.000%	8/1/21	(14)	985	931
5	Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,120	1,981
	Sonoma County CA Transportation Authority Sales Tax Revenue	5.000%	12/1/20		1,405	1,496
	Sonoma County CA Transportation Authority Sales Tax Revenue	5.000%	12/1/22		2,445	2,739
	South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/23		1,000	1,095
	South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/25		1,250	1,372
	South San Francisco CA Unified School District GO	4.000%	9/1/33		2,010	2,116
	Southern California Public Power Authority Revenue	5.000%	7/1/23		500	501
	Southern California Public Power Authority Revenue	5.000%	7/1/25		6,760	7,909
	Southern California Public Power Authority Revenue	5.000%	7/1/28		10,000	10,465
	Southern California Public Power Authority Revenue	5.000%	7/1/29		5,000	5,231
	Southern California Public Power Authority Revenue	5.000%	7/1/30		10,750	11,243
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20		1,250	1,314
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/21		1,000	1,080
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/23		4,000	4,308
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/24		2,375	2,557
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/25		1,675	1,803
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/26		1,250	1,345
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/27		1,000	1,075
	Southern California Public Power Authority Revenue (Canyon Power Project) PUT	2.250%	5/1/21		38,000	38,049
	Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/28		3,500	3,663

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,615
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,615
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/28	5,000	5,159
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/29	5,000	5,158
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/23	5,540	6,171
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,636
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,002
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,061
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28	2,265	2,595
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33	4,830	5,642
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/20	1,000	1,055
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/22	900	1,003
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/23	1,350	1,539
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/24	700	813
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/25	805	952
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/26	750	881
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/27	1,340	1,567
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/29	1,500	1,736
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/30	1,120	1,287
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/31	1,470	1,683
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/32	2,410	2,754
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/33	2,325	2,649
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/34	3,400	3,863
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/35	2,840	3,219
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/36	3,000	3,398
Southwestern California Community College District GO	0.000%	8/1/24	750	648

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Southwestern California Community College District GO	0.000%	8/1/25		1,090	898
	Southwestern California Community College District GO	0.000%	8/1/26		2,000	1,577
	Southwestern California Community College District GO	0.000%	8/1/27		2,000	1,506
	Southwestern California Community College District GO	0.000%	8/1/28		2,535	1,817
	Southwestern California Community College District GO	5.000%	8/1/28		175	208
	Southwestern California Community College District GO	5.000%	8/1/29		1,000	1,167
	Southwestern California Community College District GO	5.000%	8/1/29		300	354
	Southwestern California Community College District GO	5.000%	8/1/30		300	351
	Southwestern California Community College District GO	4.000%	8/1/31		275	293
	Southwestern California Community College District GO	4.000%	8/1/32		1,000	1,061
	Southwestern California Community College District GO	4.000%	8/1/32		250	265
	Southwestern California Community College District GO	4.000%	8/1/33		300	317
	Southwestern California Community College District GO	4.000%	8/1/34		1,750	1,836
	Southwestern California Community College District GO	4.000%	8/1/35		1,500	1,566
	Southwestern California Community College District GO	4.000%	8/1/36		1,200	1,244
	Southwestern California Community College District GO	4.000%	8/1/37		2,385	2,463
	Southwestern California Community College District GO	4.000%	8/1/38		1,750	1,799
16	St. Helena CA Unified School District GO	0.000%	8/1/27		4,550	4,139
5	State Center California Community College District GO	5.000%	8/1/27		635	768
5	State Center California Community College District GO	5.000%	8/1/28		655	801
5	State Center California Community College District GO	5.000%	8/1/29		710	863
	State Center California Community College District GO	4.000%	8/1/34		1,000	1,056
	State Center California Community College District GO	4.000%	8/1/36		1,045	1,091
	State Center California Community College District GO	4.000%	8/1/37		1,000	1,040
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/20	(15)	580	601
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/21	(15)	450	472
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/22	(15)	950	1,009

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Stockton CA Public Financing Authority Revenue	4.000%	9/2/23	(15)	660	708
Stockton CA Public Financing Authority Revenue	4.000%	9/2/24	(15)	1,050	1,134
Stockton CA Public Financing Authority Revenue	4.000%	9/2/25	(15)	1,100	1,196
Stockton CA Public Financing Authority Revenue	4.000%	9/2/26	(15)	1,145	1,247
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/22	(15)	1,000	1,101
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/23	(15)	1,015	1,139
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/24	(15)	1,000	1,141
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/25	(15)	1,250	1,428
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/26	(15)	1,375	1,566
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/27	(15)	1,250	1,419
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/20	(15)	500	528
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/23	(15)	725	811
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/24	(15)	900	1,021
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/25	(15)	1,000	1,150
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/26	(15)	1,000	1,160
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/27	(15)	1,000	1,167
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/28	(15)	1,250	1,465
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/29	(15)	1,520	1,768
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/30	(15)	1,750	2,017
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/32	(15)	1,635	1,876
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/33	(15)	1,290	1,475
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/34	(15)	1,540	1,752
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/35	(15)	1,550	1,755
Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,730	1,749
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.125%	10/1/35		1,000	1,162
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,600	1,844
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(4)	1,500	1,720

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(4)	2,890	3,261
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	(4)	2,000	2,248
Stockton CA Unified School District GO	4.000%	8/1/19		3,470	3,522
Stockton CA Unified School District GO	5.000%	8/1/20		930	979
Stockton CA Unified School District GO	5.000%	8/1/21		2,185	2,359
Stockton CA Unified School District GO	5.000%	8/1/22		2,650	2,932
Stockton CA Unified School District GO	5.000%	7/1/23	(4)	1,110	1,224
Stockton CA Unified School District GO	5.000%	8/1/23		2,055	2,323
Stockton CA Unified School District GO	5.000%	7/1/24	(4)	1,570	1,727
Stockton CA Unified School District GO	5.000%	8/1/28	(15)	1,000	1,127
Stockton CA Unified School District GO	5.000%	8/1/29	(15)	600	673
Stockton CA Unified School District GO	4.000%	8/1/30	(4)	1,960	2,051
Stockton CA Unified School District GO	5.000%	8/1/30	(15)	1,555	1,737
Stockton CA Unified School District GO	5.000%	8/1/31	(15)	1,875	2,087
Stockton CA Unified School District GO	5.000%	8/1/32	(15)	2,060	2,288
Stockton CA Unified School District GO	5.000%	8/1/33	(15)	2,250	2,493
Stockton CA Unified School District GO	5.000%	8/1/34	(15)	2,105	2,326
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(15)	1,060	1,195
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,140
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,200	1,364
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,360	1,540
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,280	1,444
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(15)	2,255	2,532
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	(15)	1,000	1,119
Sweetwater CA Unified School District GO	5.000%	8/1/23	(15)	1,090	1,230
Sweetwater CA Unified School District GO	5.000%	8/1/24	(15)	1,000	1,149
Sweetwater CA Unified School District GO	5.000%	8/1/27	(15)	7,000	7,942
Sweetwater CA Unified School District GO	5.000%	8/1/28	(15)	8,000	9,050
Sweetwater CA Unified School District GO	5.000%	8/1/35		5,000	5,580
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24		100	116
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25		200	237
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26		330	396
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	2.000%	12/15/18		500	500
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/19		500	510
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/20		750	777
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21		1,495	1,567
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		800	878
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23		1,395	1,552

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24		1,720	1,938
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25		1,795	2,040
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,000	1,145
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27		1,000	1,150
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	(4)	530	618
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	(4)	500	580
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	(4)	520	599
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	(4)	1,000	1,146
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	(4)	785	897
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	(4)	1,650	1,875
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	(4)	1,705	1,929
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	(4)	2,620	2,939
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	(4)	2,765	3,089
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	(4)	2,350	2,619
17	Temecula Valley CA Unified School District GO	0.000%	8/1/32	(15)	2,000	2,035
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/19		250	255
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20		250	263
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21		900	968
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	400	450
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	400	458
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	960	1,117
	Turlock CA Irrigation District Revenue	5.000%	1/1/21		2,185	2,259
	Turlock CA Irrigation District Revenue	5.000%	1/1/22		3,310	3,422
	Turlock CA Irrigation District Revenue	5.000%	1/1/28		7,020	7,433
	Turlock CA Irrigation District Revenue	5.000%	1/1/29		6,400	6,774
	Turlock CA Irrigation District Revenue	5.000%	1/1/30		7,770	8,216
	Turlock CA Irrigation District Revenue	5.000%	1/1/37		5,615	6,321
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/22		1,390	1,526
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/23		750	839
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/24		760	860

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/25		2,820	3,217
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/26		2,300	2,595
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/27		3,915	4,372
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/29		3,640	4,020
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/30		3,500	3,852
Twin Rivers CA Unified School District GO	5.000%	8/1/19		1,645	1,681
Twin Rivers CA Unified School District GO	5.000%	8/1/19		600	613
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	475	500
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	750	789
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	550	593
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	850	917
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	515	569
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	625	690
Ukiah CA Unified School District GO	0.000%	8/1/25	(14)	3,175	2,651
Union CA Elementary School District GO	0.000%	9/1/29	(14)	1,335	960
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31		1,820	2,077
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32		1,360	1,546
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33		3,000	3,395
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/35		1,250	1,403
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/36		1,000	1,118
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	14,940	16,899
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	5,000	5,656
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/24		6,010	6,949
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/25		10,000	11,194
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/26		10,015	11,303
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/29		5,015	5,822
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/30		3,000	3,457
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/32		8,440	9,629
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/33		12,105	13,725

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/34		14,000	15,770
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		5,000	5,597
University of California Regents Medical Center Pooled Revenue	4.500%	5/15/36		10,000	10,656
University of California Revenue	5.750%	5/15/19	(Prere.)	3,000	3,056
University of California Revenue	5.000%	5/15/20		4,470	4,686
University of California Revenue	5.000%	5/15/20		8,275	8,671
University of California Revenue	5.000%	5/15/21	(Prere.)	4,675	5,026
University of California Revenue	5.000%	5/15/21	(Prere.)	5,005	5,380
University of California Revenue	5.000%	5/15/21		3,270	3,528
University of California Revenue	5.000%	5/15/22		3,850	4,143
University of California Revenue	5.000%	5/15/22	(Prere.)	6,540	7,225
University of California Revenue	5.000%	5/15/23		2,010	2,278
University of California Revenue	5.000%	5/15/23	(Prere.)	650	737
University of California Revenue	5.000%	5/15/23	(Prere.)	4,695	5,321
University of California Revenue	5.000%	5/15/25		2,670	3,155
University of California Revenue	5.000%	5/15/25		9,190	10,822
University of California Revenue	4.000%	5/15/27		9,060	10,142
University of California Revenue	4.000%	5/15/27		3,820	4,270
University of California Revenue	5.000%	5/15/27		7,075	8,271
University of California Revenue	5.000%	5/15/27		6,225	6,674
University of California Revenue	4.000%	5/15/28		9,020	10,050
University of California Revenue	4.000%	5/15/28		7,110	7,890
University of California Revenue	5.000%	5/15/28		9,265	10,764
University of California Revenue	5.000%	5/15/28		6,675	7,146
University of California Revenue	5.000%	5/15/28		7,080	8,216
University of California Revenue	4.000%	5/15/29		13,390	14,719
University of California Revenue	4.000%	5/15/29		5,485	6,005
University of California Revenue	5.000%	5/15/29		2,060	2,484
University of California Revenue	4.000%	5/15/30		7,500	8,116
University of California Revenue	4.000%	5/15/30		7,705	8,324
University of California Revenue	5.000%	5/15/30		1,095	1,275
University of California Revenue	5.000%	5/15/30		5,215	6,221
University of California Revenue	5.000%	5/15/30		750	836
University of California Revenue	4.000%	5/15/31		5,270	5,619
University of California Revenue	5.000%	5/15/31		15,015	17,568
University of California Revenue	5.000%	5/15/31		2,315	2,646
University of California Revenue	5.000%	5/15/32		3,250	3,839
University of California Revenue	5.000%	5/15/32		8,460	9,719
University of California Revenue	5.000%	5/15/32		7,490	8,135
University of California Revenue	5.250%	5/15/32		5,000	5,718
University of California Revenue	4.000%	5/15/33		12,715	13,393
University of California Revenue	5.000%	5/15/33		6,995	7,978
University of California Revenue	5.000%	5/15/33		5,910	6,944
University of California Revenue	5.000%	5/15/33		15,470	17,108
University of California Revenue	5.000%	5/15/33		5,000	5,720
University of California Revenue	5.000%	5/15/33		12,000	13,855
University of California Revenue	5.000%	5/15/33		5,415	5,988
University of California Revenue	4.000%	5/15/34		10,610	11,093
University of California Revenue	4.000%	5/15/34		10,000	10,424
University of California Revenue	5.000%	5/15/34		1,500	1,751
University of California Revenue	5.000%	5/15/34		15,900	17,534

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/34	3,915	4,458
University of California Revenue	5.000%	5/15/34	6,395	7,381
University of California Revenue	5.000%	5/15/34	12,800	14,712
University of California Revenue	4.000%	5/15/35	5,790	6,028
University of California Revenue	5.000%	5/15/35	4,000	4,645
University of California Revenue	5.000%	5/15/35	1,910	2,168
University of California Revenue	5.000%	5/15/35	11,290	12,932
University of California Revenue	5.000%	5/15/35	5,100	5,862
University of California Revenue	5.000%	5/15/36	20,280	23,201
University of California Revenue	5.000%	5/15/36	5,425	6,124
University of California Revenue	5.000%	5/15/36	15,750	17,931
University of California Revenue	5.000%	5/15/36	1,775	2,047
University of California Revenue	5.000%	5/15/37	9,500	10,838
University of California Revenue	5.000%	5/15/37	14,585	16,785
University of California Revenue	5.000%	5/15/37	11,710	13,360
University of California Revenue	5.000%	5/15/37	4,905	5,628
University of California Revenue	5.000%	5/15/38	22,075	25,334
University of California Revenue	5.000%	5/15/38	5,000	5,721
University of California Revenue PUT	1.400%	5/15/21	4,800	4,717
University of California Revenue PUT	5.000%	5/15/23	52,095	58,569
University of California Revenue VRDO	1.470%	12/3/18	1,300	1,300
Upland CA Community Facilities District No. 2003-2 Improvement Area No. 1 Special Tax Revenue	5.000%	9/1/31	1,110	1,186
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/22	500	534
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/23	900	974
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/25	1,030	1,145
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/27	1,485	1,677
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/28	1,530	1,738
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/30	1,450	1,632
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/31	1,390	1,552
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/33	1,710	1,892
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/34	1,500	1,646
Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/35	2,025	2,041
Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/36	1,000	1,003
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22	600	662
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23	865	974
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24	1,325	1,519
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,390	1,568

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		1,460	1,643
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		1,200	1,349
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,200	1,346
5	Val Verde CA Unified School District CP	5.000%	3/1/25	(4)	250	290
5	Val Verde CA Unified School District CP	5.000%	3/1/26	(4)	260	305
5	Val Verde CA Unified School District CP	5.000%	3/1/27	(4)	275	326
5	Val Verde CA Unified School District CP	5.000%	3/1/28	(4)	280	335
5	Val Verde CA Unified School District CP	5.000%	3/1/29	(4)	450	533
5	Val Verde CA Unified School District CP	5.000%	3/1/30	(4)	850	996
5	Val Verde CA Unified School District CP	5.000%	3/1/31	(4)	1,015	1,179
	Ventura County CA Community College District GO	5.000%	8/1/25		1,915	2,063
	Ventura County CA Community College District GO	5.000%	8/1/27		2,205	2,368
	Ventura County CA Community College District GO	0.000%	8/1/28		15,000	11,166
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,200	1,332
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/29		1,000	1,103
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		2,000	2,201
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		1,250	1,375
	Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/20		500	523
	Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/21		325	349
	Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/22		400	441
	Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/35		5,990	6,848
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/19	(4)	300	307
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/20	(4)	275	290
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	265	286
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	335	369
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	400	450
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	585	669
	Vista CA Unified School District GO	5.000%	8/1/24		5,000	5,524
	Walnut CA Energy Center Authority Revenue	5.000%	1/1/30		2,000	2,065
	Walnut Valley CA Unified School District GO	5.000%	8/1/23		250	284
	Walnut Valley CA Unified School District GO	5.000%	8/1/24		350	406
	Washington Township CA Health Care District GO	5.000%	8/1/23		170	192

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Township CA Health Care District GO	4.000%	8/1/24	625	687
Washington Township CA Health Care District GO	5.000%	8/1/25	1,425	1,672
Washington Township CA Health Care District GO	5.000%	8/1/26	1,395	1,659
Washington Township CA Health Care District Revenue	4.000%	7/1/19	445	449
Washington Township CA Health Care District Revenue	5.000%	7/1/19	500	507
Washington Township CA Health Care District Revenue	4.000%	7/1/20	375	384
Washington Township CA Health Care District Revenue	5.000%	7/1/20	465	483
Washington Township CA Health Care District Revenue	5.000%	7/1/21	350	372
Washington Township CA Health Care District Revenue	4.000%	7/1/22	540	565
Washington Township CA Health Care District Revenue	5.000%	7/1/22	725	784
Washington Township CA Health Care District Revenue	5.000%	7/1/23	570	624
Washington Township CA Health Care District Revenue	5.000%	7/1/23	400	438
Washington Township CA Health Care District Revenue	5.000%	7/1/24	610	676
Washington Township CA Health Care District Revenue	5.000%	7/1/24	750	831
Washington Township CA Health Care District Revenue	4.000%	7/1/25	650	689
Washington Township CA Health Care District Revenue	5.000%	7/1/25	775	868
Washington Township CA Health Care District Revenue	5.000%	7/1/26	785	883
Washington Township CA Health Care District Revenue	5.000%	7/1/26	1,270	1,428
Washington Township CA Health Care District Revenue	5.000%	7/1/26	900	1,003
Washington Township CA Health Care District Revenue	5.000%	7/1/27	930	1,045
Washington Township CA Health Care District Revenue	5.000%	7/1/27	430	483
Washington Township CA Health Care District Revenue	5.000%	7/1/29	665	743
Washington Township CA Health Care District Revenue	5.000%	7/1/29	1,005	1,123
Washington Township CA Health Care District Revenue	6.000%	7/1/29	1,000	1,018
Washington Township CA Health Care District Revenue	5.000%	7/1/30	1,540	1,713
Washington Township CA Health Care District Revenue	4.000%	7/1/32	1,000	1,007
Washington Township CA Health Care District Revenue	5.000%	7/1/32	2,340	2,585

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Township CA Health Care District Revenue	5.000%	7/1/33		2,975	3,273
Washington Township CA Health Care District Revenue	4.000%	7/1/34		2,970	2,962
Washington Township CA Health Care District Revenue	4.000%	7/1/36		1,935	1,937
West Basin CA Municipal Water District Revenue	5.000%	8/1/22		2,010	2,235
West Contra Costa CA Unified School District GO	5.000%	8/1/20		250	264
West Contra Costa CA Unified School District GO	6.000%	8/1/26		5,000	6,320
West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	6,400	4,737
West Contra Costa CA Unified School District GO	0.000%	8/1/30	(14)	6,235	4,194
West Contra Costa CA Unified School District GO	5.000%	8/1/30		3,425	3,884
West Contra Costa CA Unified School District GO	5.000%	8/1/31		5,690	6,446
West Contra Costa CA Unified School District GO	5.000%	8/1/32		1,825	2,098
West Contra Costa CA Unified School District GO	5.000%	8/1/32		5,560	6,289
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,650	1,526
West Contra Costa CA Unified School District GO	5.000%	8/1/33		915	1,049
West Contra Costa CA Unified School District GO	5.000%	8/1/33		1,020	1,169
West Contra Costa CA Unified School District GO	5.000%	8/1/33		3,265	3,686
West Contra Costa CA Unified School District GO	5.000%	8/1/34		2,010	2,299
West Contra Costa CA Unified School District GO	5.000%	8/1/34		1,070	1,224
West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,400	1,597
West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,000	1,141
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		2,350	2,330
Western Placer CA Unified School District COP	3.000%	8/1/21	(4)	500	512
Western Placer CA Unified School District COP	3.000%	8/1/23	(4)	600	621
Western Placer CA Unified School District GO	5.000%	8/1/28		200	235
Western Placer CA Unified School District GO	5.000%	8/1/29		200	233
Western Placer CA Unified School District GO	5.000%	8/1/30		380	439
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	755	807
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	885	946
Western Placer CA Unified School District GO	5.000%	8/1/31		565	649
Western Placer CA Unified School District GO	4.000%	8/1/32	(15)	920	976
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	545	569

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	990	1,034
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	630	652
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	1,025	1,060
Western Placer CA Unified School District GO	4.000%	8/1/36	(15)	1,070	1,098
Westlands CA Water District Revenue	5.000%	9/1/21	(4)	750	809
Westlands CA Water District Revenue	5.000%	9/1/22	(4)	765	844
Westlands CA Water District Revenue	5.000%	9/1/24	(4)	1,000	1,100
Westlands CA Water District Revenue	5.000%	9/1/25	(4)	1,250	1,368
William S. Hart Union High School District California GO	5.000%	9/1/25		1,835	2,025
William S. Hart Union High School District California GO	5.000%	9/1/26		1,085	1,195
William S. Hart Union High School District California GO	5.000%	9/1/27		1,585	1,742
William S. Hart Union High School District California GO	0.000%	8/1/34	(4)	3,880	2,149
Yucaipa Valley CA Water District Water System Revenue	5.000%	9/1/19		1,020	1,045
					13,275,786
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20		750	786
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21		1,125	1,200
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22		1,500	1,627
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20		540	558
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/21		400	421
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/22		500	535
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/28		2,115	2,233
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/29		5,035	5,350
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/33		4,000	4,216
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/35		4,450	4,643
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36		1,450	1,528
Guam Power Authority Revenue	5.000%	10/1/22		1,605	1,714
Guam Power Authority Revenue	5.000%	10/1/26		1,810	1,961
Guam Power Authority Revenue	5.000%	10/1/30		1,470	1,565
					28,337
Total Tax-Exempt Municipal Bonds (Cost $13,159,899)					13,304,123

California Intermediate-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.8%)
Other Assets
Investment in Vanguard	732
Receivables for Investment Securities Sold	6,946
Receivables for Accrued Income	141,239
Receivables for Capital Shares Issued	26,226
Variation Margin Receivable—Futures Contracts	79
Other Assets	330
Total Other Assets	175,552
Liabilities
Payables for Investment Securities Purchased	(36,716)
Payables for Capital Shares Redeemed	(22,632)
Payables for Distributions	(7,016)
Payables to Vanguard	(5,310)
Variation Margin Payable—Futures Contracts	(440)
Total Liabilities	(72,114)
Net Assets (100%)	13,407,561

California Intermediate-Term Tax-Exempt Fund

At November 30, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	13,296,398
Total Distributable Earnings (Loss)	111,163
Net Assets	13,407,561

Investor Shares—Net Assets
Applicable to 131,468,135 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,513,668
Net Asset Value Per Share—Investor Shares	$11.51

Admiral Shares—Net Assets
Applicable to 1,033,031,770 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,893,893
Net Asset Value Per Share—Admiral Shares	$11.51

•       See Note A in Notes to Financial Statements.

1       Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $89,900,000, representing 0.7% of net assets.

2       Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

3       4.500% coupon rate will be effective August 2023.

4       Securities with a value of $2,075,000 have been segregated as initial margin for open futures contracts.

5       Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.

6       5.000% coupon rate will be effective February 2023.

7       5.700% coupon rate will be effective January 2024.

8       5.800% coupon rate will be effective January 2024.

9       5.900% coupon rate will be effective January 2024.

10     5.300% coupon rate will be effective January 2024.

11     5.500% coupon rate will be effective January 2024.

12     5.875% coupon rate will be effective August 2023.

13     4.000% coupon rate will be effective February 2021.

14     7.000% coupon rate will be effective August 2019.

15     5.000% coupon rate will be effective October 2021.

16     4.000% coupon rate will be effective August 2023.

17     4.300% coupon rate will be effective August 2019.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	1,867	393,908	241
5-Year U.S. Treasury Note	March 2019	1,540	173,960	246
				487

Short Futures Contracts
30-Year U.S. Treasury Bond	March 2019	(682)	(95,416)	(241)
Ultra 10-Year U.S. Treasury Note	March 2019	(491)	(62,112)	(107)
10-Year U.S. Treasury Note	March 2019	(384)	(45,870)	(56)
				(404)
				83

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	378,023
Total Income	378,023
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,718
Management and Administrative—Investor Shares	2,122
Management and Administrative—Admiral Shares	8,164
Marketing and Distribution—Investor Shares	336
Marketing and Distribution—Admiral Shares	867
Custodian Fees	79
Auditing Fees	35
Shareholders’ Reports and Proxy—Investor Shares	30
Shareholders’ Reports and Proxy—Admiral Shares	62
Trustees’ Fees and Expenses	8
Total Expenses	13,421
Net Investment Income	364,602
Realized Net Gain (Loss)
Investment Securities Sold	(13,297)
Futures Contracts	(3,186)
Realized Net Gain (Loss)	(16,483)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(211,703)
Futures Contracts	1,641
Change in Unrealized Appreciation (Depreciation)	(210,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	138,057

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	364,602	320,289
Realized Net Gain (Loss)	(16,483)	(10,634)
Change in Unrealized Appreciation (Depreciation)	(210,062)	275,391
Net Increase (Decrease) in Net Assets Resulting from Operations	138,057	585,046
Distributions
Net Investment Income
Investor Shares	(41,945)	(41,380)
Admiral Shares	(323,188)	(277,425)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(365,133)	(318,805)
Capital Share Transactions
Investor Shares	(131,910)	4,005
Admiral Shares	853,053	1,199,133
Net Increase (Decrease) from Capital Share Transactions	721,143	1,203,138
Total Increase (Decrease)	494,067	1,469,379
Net Assets
Beginning of Period	12,913,494	11,444,115
End of Period	13,407,561	12,913,494

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.70	$11.42	$11.79	$11.78	$11.32
Investment Operations
Net Investment Income	.305 [1]	.303 [1]	.307	.331	.355
Net Realized and Unrealized Gain (Loss) on Investments	(.189)	.278	(.370)	.010	.460
Total from Investment Operations	.116	.581	(.063)	.341	.815
Distributions
Dividends from Net Investment Income	(.306)	(.301)	(.307)	(.331)	(.355)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.306)	(.301)	(.307)	(.331)	(.355)
Net Asset Value, End of Period	$11.51	$11.70	$11.42	$11.79	$11.78

Total Return[2]	1.00%	5.12%	-0.62%	2.93%	7.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,514	$1,673	$1,631	$1,509	$1,444
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.58%	2.56%	2.81%	3.06%
Portfolio Turnover Rate	16%	11%	16%	17%	11%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.70	$11.42	$11.79	$11.78	$11.32
Investment Operations
Net Investment Income	.314 [1]	.314 [1]	.319	.340	.364
Net Realized and Unrealized Gain (Loss) on Investments	(.189)	.279	(.370)	.010	.460
Total from Investment Operations	.125	.593	(.051)	.350	.824
Distributions
Dividends from Net Investment Income	(.315)	(.313)	(.319)	(.340)	(.364)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.315)	(.313)	(.319)	(.340)	(.364)
Net Asset Value, End of Period	$11.51	$11.70	$11.42	$11.79	$11.78

Total Return[2]	1.08%	5.22%	-0.52%	3.01%	7.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,894	$11,240	$9,813	$8,746	$7,240
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.68%	2.66%	2.89%	3.14%
Portfolio Turnover Rate	16%	11%	16%	17%	11%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2018, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $732,000, representing 0.01% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

California Intermediate-Term Tax-Exempt Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,304,123	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(440)	—	—
Total	(361)	13,304,123	—

1 Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(987)
Total Distributable Earnings (Loss)	987

California Intermediate-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	11,720
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(31,371)
Net Unrealized Gains (Losses)	142,534

* Includes $6,085,000, which may be used to offset future net capital gains through November 30, 2019, as well as capital losses of $25,286,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of November 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	13,161,589
Gross Unrealized Appreciation	247,628
Gross Unrealized Depreciation	(105,094)
Net Unrealized Appreciation (Depreciation)	142,534

E.  During the year ended November 30, 2018, the fund purchased $2,928,051,000 of investment securities and sold $2,035,825,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $658,088,000 and $756,128,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

California Intermediate-Term Tax-Exempt Fund

F.  Capital share transactions for each class of shares were:

			Year Ended November 30,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	457,126	39,360	489,631	41,769
Issued in Lieu of Cash Distributions	36,503	3,150	36,165	3,085
Redeemed	(625,539)	(53,990)	(521,791)	(44,773)
Net Increase (Decrease)—Investor Shares	(131,910)	(11,480)	4,005	81
Admiral Shares
Issued	3,591,582	309,848	3,125,968	267,074
Issued in Lieu of Cash Distributions	242,580	20,941	209,413	17,858
Redeemed	(2,981,109)	(258,169)	(2,136,248)	(183,801)
Net Increase (Decrease)—Admiral Shares	853,053	72,620	1,199,133	101,131

At November 30, 2018, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2018

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

California Long-Term Tax-Exempt Fund Investor Shares	0.71%	4.36%	5.40%	$16,916
Bloomberg Barclays CA Municipal Bond Index	1.10	3.72	5.31	16,773
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	16,101

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment

California Long-Term Tax-Exempt Fund Admiral Shares	0.80%	4.45%	5.49%	$85,289
Bloomberg Barclays CA Municipal Bond Index	1.10	3.72	5.31	83,866
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	80,506

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.45%	4.45%	3.94%	1.11%	5.05%
Admiral Shares	11/12/2001	0.54	4.54	4.03	1.11	5.14

California Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2018

Under 1 Year	3.9%
1 - 3 Years	3.0
3 - 5 Years	2.0
5 - 10 Years	8.5
10 - 20 Years	42.5
20 - 30 Years	35.7
Over 30 Years	4.4

California Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
California (99.9%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/42		1,000	1,042
ABAG Finance Authority for Nonprofit Corps. California Revenue (Eskaton Properties Inc. Obligated Group)	5.000%	11/15/35		3,250	3,448
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/37		7,565	8,127
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/43		15,830	17,138
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	(4)	1,000	1,149
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(15)	1,500	1,687
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	30,375	19,060
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		1,050	1,151
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		1,000	1,092
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	1,870	1,917
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		6,745	7,350
Alameda County CA Unified School District GO	0.000%	8/1/24	(4)	3,510	3,053
Alameda County CA Unified School District GO	0.000%	8/1/29	(4)	5,000	3,595
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	950	1,032
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36		3,795	4,154
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/41		1,275	1,363

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/41		2,250	2,408
	Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		5,080	5,338
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.625%	4/1/19	(Prere.)	10,000	10,133
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,025	4,548
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,000	4,520
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	125	141
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/23	(Prere.)	2,350	2,680
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		5,060	5,458
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/ 31		8,060	8,640
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		5,485	5,805
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/47		5,010	5,071
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/49		1,000	1,009
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54		25,260	27,277
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		20,000	22,047
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		1,500	1,446
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49	(4)	4,000	4,495
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/28	(4)	2,130	2,417
	Cabrillo CA Community College District Revenue	0.000%	5/1/26	(2)	8,020	5,906
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/43		2,225	2,407
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48		2,000	2,154
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/53		3,750	4,008
	California County CA Tobacco Securitization Agency Revenue	5.450%	6/1/28		7,500	7,509
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	25	29
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		2,565	3,071
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		3,975	4,604

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/31		3,515	4,179
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/33		2,210	2,571
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/38		2,250	2,528
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/29		1,140	1,330
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39		10,000	10,246
California Educational Facilities Authority Revenue (College of Arts)	6.875%	6/1/19		740	758
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/30		1,125	1,212
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/35		800	915
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/37		1,130	1,277
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/45		1,425	1,597
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/22	(Prere.)	1,775	1,973
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/33		1,225	1,336
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	12/1/39		2,000	2,248
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/45		5,000	5,601
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/39		5,890	6,579
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45		6,500	7,232
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/26		40	48
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/39		3,700	4,557
California Educational Facilities Authority Revenue (Stanford University)	5.250%	4/1/40		6,425	8,207
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/43		3,790	4,743
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		4,000	5,030
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		9,000	11,269
California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	610	681
California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	640	715
California Educational Facilities Authority Revenue (University of San Francisco)	5.000%	10/1/53		4,000	4,402
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/30		3,225	3,669
California GO	6.000%	4/1/19	(Prere.)	7,495	7,603
California GO	6.500%	4/1/19	(Prere.)	17,870	18,157

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	6.000%	8/1/19	(14)	70	70
California GO	5.000%	4/1/20		1,460	1,476
California GO	5.000%	9/1/20		5,000	5,277
California GO	5.000%	9/1/21		11,000	11,915
California GO	5.000%	11/1/ 23		7,000	7,940
California GO	5.000%	5/1/24		3,000	3,431
California GO	5.000%	11/1/24		6,695	7,724
California GO	5.000%	3/1/25		7,000	7,266
California GO	5.000%	3/1/26		1,600	1,844
California GO	5.000%	3/1/27		9,000	10,319
California GO	3.500%	8/1/27		9,000	9,694
California GO	5.250%	10/1/27		5,000	5,437
California GO	5.000%	3/1/28		10,000	11,409
California GO	5.000%	8/1/28		2,875	3,302
California GO	5.000%	8/1/28		6,460	7,542
California GO	4.000%	9/1/28		6,000	6,493
California GO	5.000%	9/1/28		5,930	6,930
California GO	5.000%	10/1/29		10,000	11,044
California GO	5.000%	10/1/29		4,000	4,623
California GO	5.250%	10/1/29		4,700	4,829
California GO	5.250%	3/1/30		10,000	10,399
California GO	5.000%	8/1/ 30		3,225	3,735
California GO	5.000%	8/1/30		21,110	24,819
California GO	5.250%	9/1/ 30		6,000	6,479
California GO	5.750%	4/1/31		15,875	16,068
California GO	5.000%	8/1/31		9,460	10,741
California GO	5.000%	8/1/31		14,040	16,433
California GO	5.000%	9/1/31		1,800	1,931
California GO	5.000%	9/1/31		8,390	9,694
California GO	5.000%	10/1/31		4,500	5,064
California GO	5.000%	11/1/31		5,000	5,869
California GO	4.000%	8/1/32		10,000	10,591
California GO	4.000%	9/1/32		7,500	7,945
California GO	5.000%	9/1/32		1,045	1,120
California GO	5.000%	9/1/32		2,775	3,193
California GO	5.000%	10/1/32		8,790	9,871
California GO	5.000%	2/1/33		2,615	2,855
California GO	6.000%	3/1/33		7,000	7,356
California GO	6.500%	4/1/33		15,130	15,353
California GO	5.000%	8/1/33		2,635	2,944
California GO	5.000%	8/1/33		5,000	5,726
California GO	5.000%	10/1/33		4,000	4,480
California GO	5.250%	4/1/35		5,000	5,452
California GO	4.000%	8/1/35		10,000	10,446
California GO	4.000%	9/1/35		9,575	10,003
California GO	5.000%	10/1/35		7,500	8,483
California GO	5.000%	11/1/35		3,750	4,330
California GO	6.000%	11/1/35		5,000	5,183
California GO	4.000%	8/1/36		10,000	10,386
California GO	5.000%	9/1/36		8,500	9,251
California GO	5.000%	4/1/37		5,000	5,442
California GO	6.000%	4/1/38		13,695	13,875
California GO	5.000%	10/1/39		7,615	8,422
California GO	5.500%	11/1/39		3,690	3,804

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	6.000%	11/1/ 39		2,700	2,796
California GO	3.800%	12/1/39		3,670	3,698
California GO	5.500%	3/1/40		11,500	11,970
California GO	3.850%	12/1/40		3,830	3,859
California GO	5.000%	10/1/41		5,000	5,343
California GO	5.000%	4/1/42		2,000	2,146
California GO	5.000%	9/1/42		8,515	9,242
California GO	3.900%	12/1/42		6,710	6,760
California GO	5.000%	2/1/43		6,265	6,762
California GO	5.000%	4/1/43		6,500	7,034
California GO	5.000%	11/1/43		12,425	13,578
California GO	5.000%	12/1/43		5,335	5,842
California GO	5.000%	5/1/44		5,000	5,468
California GO	5.000%	8/1/45		11,735	12,956
California GO	5.000%	8/1/46		10,000	11,150
California GO VRDO	1.320%	12/3/18	LOC	7,800	7,800
California GO VRDO	1.440%	12/3/18	LOC	100	100
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		3,000	3,319
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		1,300	1,317
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34		2,700	2,743
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39		5,000	4,967
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19	(Prere.)	5,000	5,126
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25		5,000	5,099
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		2,500	2,665
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/41		9,000	9,478
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27		5,055	5,897
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32		5,000	5,739
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35		5,000	5,691
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39		5,000	5,056
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29		3,500	3,783
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42		7,500	8,163
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	6.500%	11/1/38		3,000	3,136
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.250%	11/1/41		4,025	4,367
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/37		2,000	2,154

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,377
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,275	4,657
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,815	8,485
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,505	4,870
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,142
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,096
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,507
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	7,674
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	7,080	8,541
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	14,283
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/47	11,800	14,556
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,025
2	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.660%	12/7/18	21,700	21,700
2	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.690%	12/ 7/18	10,025	10,025
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/43	5,300	5,718
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55	7,000	7,679
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/56	12,000	13,278
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,138
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,237
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,045
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,533
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/33	2,510	2,755
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/34	645	729
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/39	1,600	1,786

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/44	1,500	1,664
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,716
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/38	6,025	6,697
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,686
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	1,000	1,027
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/47	2,515	2,515
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/33	3,920	4,262
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,639
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,157
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/29	5,080	6,059
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	4.000%	11/15/40	10,000	10,100
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,389
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,362
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,179
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	4,000	4,279
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29	1,500	1,760
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30	1,000	1,165
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/40	6,500	6,569
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42	7,400	7,472
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/43	9,000	9,782
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	22,000	23,859
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48	26,000	28,471
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48	4,700	5,147
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/28	3,420	4,034

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/28		5,040	6,143
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/29		3,445	4,078
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/33		3,025	3,512
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/34		5,000	5,729
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/30		2,000	2,236
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/41		6,100	6,704
California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.) VRDO	2.060%	12/3/18	LOC	6,520	6,520
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	4.000%	5/15/40		5,415	5,523
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/28		1,220	1,418
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/29		1,290	1,491
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/47		5,000	5,630
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/52		5,000	5,589
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) COP	5.500%	2/1/19	(Prere.)	11,000	11,069
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/42		1,000	975
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/33		2,120	2,418
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/34		1,340	1,524
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/34		4,560	4,745
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35		2,000	2,083
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/41		4,000	4,120
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/33		625	704
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/38		1,255	1,340

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/42	2,500	2,656
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/32	225	256
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/34	250	282
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/36	250	280
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/38	300	334
California Municipal Finance Authority Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,555
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,392
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28	1,800	2,068
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31	2,370	2,674
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/40	5,000	5,385
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/47	9,200	9,971
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32	750	834
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,750	1,929
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,800	1,966
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42	5,250	5,674
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,702
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47	5,000	4,836
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,063
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/35	690	735
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/41	5,000	5,298
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,893
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/29	390	451
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/30	275	318

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/31		2,910	3,368
California Municipal Finance Authority Revenue (University of La Verne)	5.250%	6/1/20	(ETM)	2,420	2,543
California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50		2,580	2,711
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/46	(15)	7,500	8,214
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	2.050%	12/3/18	LOC	3,355	3,355
California Pollution Control Financing Authority Water Furnishing Revenue (San Diego County Water Authority Desalination Project Pipeline)	5.000%	11/21/45		1,480	1,496
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47		5,000	5,058
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	5.000%	8/1/47		5,250	5,850
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/29		7,095	8,407
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		4,000	4,271
California Public Works Board Lease Revenue (Department of General Services)	6.000%	4/1/19	(Prere.)	6,000	6,087
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/19	(Prere.)	8,250	8,376
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,747
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		1,300	1,418
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/38		3,470	3,761
California Public Works Board Lease Revenue (Office of Emergency Services)	5.000%	4/1/31		1,000	1,158
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/31		2,500	2,895
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19	(Prere.)	5,000	5,209
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,568
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/26		5,000	5,509
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30		6,000	6,387
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/33		2,220	2,329
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33		2,330	2,632
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		5,000	5,433
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/39		3,000	3,307

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/48		2,775	2,925
	California State University Systemwide Revenue	5.250%	5/1/19	(Prere.)	3,280	3,330
	California State University Systemwide Revenue	5.000%	11/1/30		10,675	12,387
	California State University Systemwide Revenue	5.000%	11/1/30		2,500	2,895
	California State University Systemwide Revenue	5.000%	11/1/31		5,150	5,939
	California State University Systemwide Revenue	5.000%	11/1/31		7,000	7,939
	California State University Systemwide Revenue	5.000%	11/1/32		6,610	7,600
	California State University Systemwide Revenue	5.000%	11/1/32		7,000	7,923
	California State University Systemwide Revenue	4.000%	11/1/37		1,875	1,926
	California State University Systemwide Revenue	5.000%	11/1/37		10,000	10,742
	California State University Systemwide Revenue	5.000%	11/1/37		3,750	4,114
	California State University Systemwide Revenue	4.000%	11/1/38		1,385	1,415
	California State University Systemwide Revenue	5.000%	11/1/38		4,040	4,572
	California State University Systemwide Revenue	5.000%	11/1/42		1,355	1,452
	California State University Systemwide Revenue	5.000%	11/1/43		1,810	2,031
	California State University Systemwide Revenue	5.000%	11/1/47		8,620	9,640
	California State University Systemwide Revenue	5.000%	11/1/47		6,105	6,828
	California State University Systemwide Revenue	5.000%	11/1/48		4,900	5,546
	California State University Systemwide Revenue	5.000%	11/1/50		6,000	6,766
	California State University Systemwide Revenue PUT	3.000%	11/1/19		7,000	7,027
3	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/48		5,000	5,344
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44		1,000	1,036
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49		2,300	2,397
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27		2,035	2,370
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31		4,745	5,407
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/33		1,350	1,559
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38		625	582
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/45		4,315	4,739
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/48		3,000	3,356
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/29	(4)	940	1,055
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/44	(4)	5,500	6,025

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/49	(4)	1,000	1,092
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/39		310	340
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/40		7,200	7,484
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/43		13,705	14,996
California Statewide Communities Development Authority Revenue (Covenant Retirement Communities Inc.)	5.625%	12/1/36		4,000	4,450
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/30		5,000	4,210
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/35		1,515	1,273
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/42		2,500	2,626
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/47		2,000	2,093
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/43		1,500	1,657
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/44		5,800	6,248
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/48		7,000	7,697
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/46		1,525	1,675
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/51		3,000	3,284
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/53		2,500	2,729
California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/57		3,775	4,104
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		15,465	16,424
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/58		2,500	2,657
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/34		680	780
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/35		800	914

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/36		780	887
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/37		520	590
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/38		500	564
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46		1,600	1,724
	California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31		2,500	2,701
	California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32		11,000	11,938
	California Statewide Communities Development Authority Revenue (The Culinary Institute of America Project)	5.000%	7/1/41		800	862
	California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41		11,025	11,930
	California Statewide Communities Development Authority Senior Living Revenue (Southern California Presbyterian Homes)	7.250%	11/15/41		3,000	3,126
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29		2,000	2,235
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30		3,500	3,892
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32		2,500	2,761
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40		4,445	4,797
	Campbell CA Union High School District GO	5.000%	8/1/35		1,000	1,144
	Carlsbad CA Unified School District GO	4.000%	5/1/32		575	611
	Carlsbad CA Unified School District GO	4.000%	5/1/33		685	723
	Carlsbad CA Unified School District GO	4.000%	5/1/34		690	722
	Centinela Valley CA Union High School District GO	6.000%	8/1/23	(Prere.)	3,000	3,546
	Centinela Valley CA Union High School District GO	4.000%	8/1/50	(4)	3,000	3,029
3	Central CA Unified School District GO	4.000%	8/1/48		8,500	8,493
	Central School District San Bernardino California GO	5.000%	8/1/47		3,000	3,347
	Ceres CA Unified School District GO	5.000%	8/1/51	(15)	5,000	5,527
	Cerritos CA Community College District GO	4.000%	8/1/33		2,135	2,204
	Cerritos CA Community College District GO	0.000%	8/1/34		4,000	2,253
	Cerritos CA Community College District GO	0.000%	8/1/35		1,730	927
	Cerritos CA Community College District GO	5.000%	8/1/38		7,000	7,594

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		3,500	3,901
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		1,100	1,122
	Charter Oak CA Unified School District GO	5.000%	8/1/31	(4)	1,380	1,565
	Charter Oak CA Unified School District GO	5.000%	8/1/33	(4)	1,755	1,978
	Chico CA Unified School District GO	4.000%	8/1/35		1,880	1,957
	Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25		2,130	2,324
	Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26		1,175	1,287
4	Citrus CA Community College District GO	0.000%	8/1/36		1,810	1,612
4	Citrus CA Community College District GO	0.000%	8/1/37		2,475	2,200
4	Citrus CA Community College District GO	0.000%	8/1/38		2,150	1,907
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,000	1,144
	Clovis CA Wastewater System Revenue	5.000%	8/1/38	(15)	2,220	2,533
	Colton CA Joint Unified School District GO	5.000%	8/1/27	(4)	2,535	2,836
	Conejo Valley CA Unified School District GO	0.000%	8/1/29	(4)	2,000	1,340
	Conejo Valley CA Unified School District GO	0.000%	8/1/30	(4)	1,865	1,179
	Contra Costa CA Community College District GO	5.000%	8/1/38		3,600	3,982
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/29		1,400	1,665
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		1,970	2,182
	Cotati-Rohnert Park CA Unified School District GO	5.000%	8/1/44	(4)	3,000	3,325
2	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	1.740%	12/7/18	(15)	3,505	3,505
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/38		1,500	1,501
	Dublin CA Community Facilities District Improvement Area No. 1 Special Tax Revenue (Dublin Crossing)	5.000%	9/1/37		1,150	1,238
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		3,325	3,761
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		1,500	1,697
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/45		2,315	2,619
	East Bay CA Regional Park District GO	5.000%	9/1/19	(Prere.)	1,825	1,869
	East Bay CA Regional Park District GO	5.000%	9/1/25		175	179
	Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34		5,300	5,513
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35		3,780	3,920
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/39		2,030	2,301
	El Camino CA Community College District GO	5.000%	8/1/32		1,000	1,156
	El Camino CA Community College District GO	5.000%	8/1/33		1,115	1,283
	El Camino CA Community College District GO	5.000%	8/1/37		1,550	1,753
	El Camino CA Community College District GO	5.000%	8/1/48		6,550	7,444
	El Camino CA Healthcare District GO	4.000%	8/1/34		5,000	5,250
	El Dorado CA Irrigation District Revenue	5.250%	3/1/39	(4)	7,500	8,412
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/27		1,000	1,076

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Escondido CA GO	5.000%	9/1/30		2,030	2,349
	Evergreen CA School District Election GO	4.000%	8/1/39		330	341
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/33		530	581
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/37		2,000	2,148
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/38		845	910
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/48		1,675	1,794
	Foothill-De Anza CA Community College District GO	0.000%	8/1/22	(14)	3,850	3,564
	Foothill-De Anza CA Community College District GO	0.000%	8/1/23	(14)	3,590	3,236
	Foothill-De Anza CA Community College District GO	0.000%	8/1/25	(14)	2,390	2,024
5	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42		9,000	8,032
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		2,200	2,518
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		13,500	15,044
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/53		6,675	7,577
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/35	(4)	1,000	1,118
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46		5,000	5,432
	Gilroy CA Unified School District GO	4.000%	8/1/33		1,155	1,219
	Gilroy CA Unified School District GO	4.000%	8/1/36		1,000	1,040
	Gilroy CA Unified School District GO	4.000%	8/1/37		1,000	1,036
	Gilroy CA Unified School District GO	4.000%	8/1/41		3,115	3,186
	Gilroy CA Unified School District GO	4.000%	8/1/46		8,000	8,133
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		4,120	4,524
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28	(2)	10,035	7,480
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		5,250	5,783
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/31		6,500	7,138
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		2,260	2,463
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		1,365	1,481
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		5,000	5,521
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		7,500	7,340
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40		14,000	15,278
	Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	2,500	2,774
	Grossmont CA Union High School District GO	0.000%	8/1/30		6,500	4,398

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		10,335	10,468
Hartnell CA Community College District GO	4.000%	8/1/47		4,165	4,220
Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,780	4,236
Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,500	3,922
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39		1,100	1,160
Imperial CA Community College District GO	0.000%	8/1/30	(15)	2,125	1,408
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32		2,765	3,147
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45		4,010	4,484
Imperial CA Unified School District GO	5.250%	8/1/43	(15)	5,000	5,716
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/32	(15)	1,000	1,137
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/34	(15)	960	1,082
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/38	(15)	500	555
Irvine CA Facilities District No. 2013-3 Special Tax Revenue	5.000%	9/1/51	(4)	1,250	1,382
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/37		265	287
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/42		400	429
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/47		1,000	1,067
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/51		1,000	1,064
Jefferson CA Union High School District GO	5.000%	8/1/26	(15)	1,000	1,160
Kern County CA GO	5.750%	2/1/19	(Prere.)	2,000	2,013
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,182
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36		2,450	2,530
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29		1,000	1,146
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30		1,255	1,429
Las Virgenes CA Unified School District GO	0.000%	9/1/26	(14)	6,140	4,977
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/32	(4)	3,220	3,763
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/34	(4)	2,000	2,312
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/30		625	733
Livermore Valley CA Water Financing Authority Revenue	4.000%	7/1/43		3,000	3,077
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/47		4,000	4,476
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/32	(4)	1,640	1,933
Long Beach CA Airport Revenue	5.000%	6/1/40		4,440	4,626
Long Beach CA Community College District GO	0.000%	8/1/34		2,520	1,411
Long Beach CA Finance Authority Natural Gas Purchase Revenue	3.183%	11/15/26		1,800	1,809

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/29		1,235	1,438
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/35		1,340	1,586
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/37		3,090	3,868
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26	(2)	7,570	8,519
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31	(2)	4,215	4,948
Long Beach CA Harbor Revenue	5.000%	5/15/39		1,510	1,695
Long Beach CA Harbor Revenue	5.000%	5/15/42		2,000	2,240
Long Beach CA Harbor Revenue	5.000%	5/15/47		4,955	5,545
Long Beach CA Unified School District GO	0.000%	8/1/26		1,870	1,499
Los Angeles CA Community College District GO	5.250%	8/1/20	(Prere.)	5,000	5,290
Los Angeles CA Community College District GO	5.000%	8/1/28		3,510	4,012
Los Angeles CA Community College District GO	4.000%	8/1/29		1,250	1,372
Los Angeles CA Community College District GO	5.000%	8/1/30		5,500	6,231
Los Angeles CA Community College District GO	4.000%	8/1/31		1,790	1,924
Los Angeles CA Community College District GO	4.000%	8/1/32		1,700	1,820
Los Angeles CA Community College District GO	4.000%	8/1/33		3,500	3,663
Los Angeles CA Community College District GO	4.000%	8/1/33		1,075	1,142
Los Angeles CA Community College District GO	4.000%	8/1/36		2,300	2,394
Los Angeles CA Community College District GO	4.000%	8/1/37		5,000	5,135
Los Angeles CA Community College District GO	4.000%	8/1/41		5,000	5,108
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		14,590	15,234
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		3,195	3,335
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		16,000	17,379
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		4,000	4,168
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,000	1,141
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38		4,625	5,156
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		4,070	4,081
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		5,000	5,742
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		5,000	6,005
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		2,000	2,380
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		1,355	1,557
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		5,000	5,900
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		2,500	2,813
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34		9,000	10,560
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		3,500	3,918

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	10,000	10,857
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	4,765	5,437
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,760	4,244
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	5,000	5,275
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,700	1,956
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	4,675	5,324
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,640	1,890
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,545	1,676
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	4,345	4,989
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,000	1,148
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	5,000	5,421
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,750	1,964
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,500	2,840
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	4,000	4,440
Los Angeles CA Department of Water & Power Revenue	5.250%	7/1/39	2,000	2,123
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	2,020	2,256
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	5,000	5,639
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	4,500	5,011
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,478
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,411
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	10,150	10,984
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	13,950	15,379
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	2,500	2,775
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	3,000	3,084
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	3,000	3,507
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	2,420	2,807
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	5,200	5,470

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		2,500	2,612
Los Angeles CA Unified School District GO	5.000%	7/1/28		8,000	9,092
Los Angeles CA Unified School District GO	5.000%	7/1/28		2,040	2,460
Los Angeles CA Unified School District GO	5.250%	7/1/28		5,500	5,780
Los Angeles CA Unified School District GO	5.000%	7/1/30		2,860	3,239
Los Angeles CA Unified School District GO	5.000%	7/1/30		2,820	3,358
Los Angeles CA Unified School District GO	5.000%	1/1/34		5,000	5,084
Los Angeles CA Unified School District GO	5.250%	7/1/34		10,000	10,483
Los Angeles CA Unified School District GO	4.000%	7/1/35		5,000	5,160
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		1,000	1,167
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		3,250	3,777
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,500	2,895
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		1,660	1,915
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		2,100	2,416
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43		2,840	3,113
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48		10,000	11,357
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		7,500	7,536
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31		2,010	2,342
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32		2,340	2,717
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34		5,000	5,758
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		3,305	3,847
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		3,580	4,119
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/37		2,750	2,989
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/42		5,940	6,442
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		4,000	4,546
Los Angeles County CA Schools Regionalized Business Services Corp. COP	0.000%	8/1/20	(2)	2,095	2,017
Los Rios CA Community College District GO	4.000%	8/1/34		4,500	4,740
M-S-R California Energy Authority Revenue	7.000%	11/1/34		7,000	9,750
M-S-R California Energy Authority Revenue	7.000%	11/1/34		3,200	4,457
M-S-R California Energy Authority Revenue	6.500%	11/1/39		3,500	4,788
M-S-R California Energy Authority Revenue	6.500%	11/1/39		4,195	5,739
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	3,375	3,561
Manhattan Beach CA Unified School District GO	5.000%	9/1/41		1,735	2,011
Manhattan Beach CA Unified School District GO	5.000%	9/1/42		1,645	1,901
Manhattan Beach CA Unified School District GO	5.000%	9/1/43		2,910	3,353
Marin CA Community College District GO	4.000%	8/1/35		700	736
Marin CA Community College District GO	4.000%	8/1/38		1,500	1,553
Marin CA Healthcare District GO	5.000%	8/1/29		1,055	1,221
Marina Coast Water District California Enterprise Revenue	5.000%	6/1/37		4,085	4,605
Metropolitan Water District of Southern California Revenue	5.000%	10/1/33		6,000	6,539

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/34		5,480	6,274
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/40		4,500	5,061
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26		2,085	2,430
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		4,000	4,578
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/40		6,000	6,622
	Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	4,345	4,757
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31		1,660	1,926
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		1,605	1,758
	Morgan Hill CA Unified School District GO	4.000%	8/1/47		8,000	8,165
	Mountain View-Whisman CA School District COP	4.000%	6/1/30		675	712
	Mountain View-Whisman CA School District COP	4.000%	6/1/32		1,500	1,573
6	Napa Valley CA Community College District GO	0.000%	8/1/33		2,500	2,416
6	Napa Valley CA Community College District GO	0.000%	8/1/34		2,000	1,920
	New Haven CA Unified School District GO	5.000%	8/1/27	(15)	3,000	3,419
	New Haven CA Unified School District GO	5.000%	8/1/28	(15)	2,000	2,270
	Newark CA Unified School District GO	5.000%	8/1/44		6,000	6,647
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,525	3,950
	Newport Mesa CA Unified School District GO	0.000%	8/1/35		4,000	2,193
	Newport Mesa CA Unified School District GO	0.000%	8/1/36		1,000	521
	Newport Mesa CA Unified School District GO	0.000%	8/1/37		2,000	998
	Newport Mesa CA Unified School District GO	0.000%	8/1/38		1,000	477
	Northern California Power Agency Revenue (Hydroelectric Project)	7.500%	7/1/21	(Prere.)	1,365	1,502
	Northern California Transmission Agency Revenue	5.000%	5/1/37		3,610	4,068
	Northern California Transmission Agency Revenue	5.000%	5/1/38		1,850	2,080
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/25		1,825	1,911
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26		1,995	2,077
	Norwalk-La Mirada CA Unified School District GO	5.000%	8/1/44		4,320	4,853
	Norwalk-La Mirada CA Unified School District GO	4.000%	8/1/47		5,055	5,107
	Oakland CA GO	5.000%	1/15/29		1,640	1,892
	Oakland CA Unified School District GO	6.625%	8/1/21	(Prere.)	1,000	1,125
	Oakland CA Unified School District GO	5.000%	8/1/35		2,850	3,227

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oakland CA Unified School District GO	5.000%	8/1/40		500	560
	Oceanside CA Unified School District GO	0.000%	8/1/25	(ETM)	755	640
	Oceanside CA Unified School District GO	0.000%	8/1/25	(12)	6,110	5,138
	Pajaro Valley CA Unified School District GO	5.000%	8/1/43		5,000	5,651
	Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,100	1,300
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.250%	9/2/22		200	215
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/26		1,000	1,087
	Palomar CA Community College District GO	0.000%	8/1/24		5,125	4,475
	Palomar CA Community College District GO	4.000%	8/1/45		3,000	3,063
	Palomar Pomerado Health California COP	6.000%	11/1/20	(Prere.)	3,800	4,102
	Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	4,000	2,274
	Palomar Pomerado Health California GO	5.000%	8/1/34		600	667
	Palomar Pomerado Health California GO	4.000%	8/1/35		4,100	4,202
	Palomar Pomerado Health California GO	0.000%	8/1/36		5,000	2,339
	Palomar Pomerado Health California Revenue	5.000%	11/1/39		5,000	5,278
	Palomar Pomerado Health California Revenue	5.000%	11/1/42		3,000	3,163
	Palomar Pomerado Health California Revenue	5.000%	11/1/47	(4)	4,000	4,443
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	3,000	2,241
	Pasadena CA Unified School District GO	5.000%	5/1/34		4,000	4,348
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/19	(2)	1,800	1,776
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	(2)	2,920	2,741
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	(2)	4,125	3,765
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	(2)	1,000	855
	Pittsburg CA Water Revenue	5.000%	8/1/28		585	700
	Pleasanton CA Unified School District GO	4.000%	8/1/42		7,300	7,507
	Poway CA Unified School District GO	5.000%	9/1/25		1,825	1,981
	Poway CA Unified School District GO	5.000%	9/1/27		2,040	2,198
	Poway CA Unified School District GO	5.000%	9/1/31		1,355	1,444
	Poway CA Unified School District GO	0.000%	8/1/33		5,010	2,936
	Poway CA Unified School District GO	0.000%	8/1/33		990	580
	Poway CA Unified School District GO	5.000%	9/1/33		985	1,046
	Poway CA Unified School District GO	0.000%	8/1/34		8,130	4,530
	Poway CA Unified School District GO	5.000%	9/1/36		600	634
	Poway CA Unified School District GO	0.000%	8/1/46		10,000	3,065
1	Poway CA Unified School District GO	0.000%	8/1/51		10,000	2,435
	Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/38		1,200	1,228

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/43		2,325	2,375
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24		785	879
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27		1,385	1,602
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		1,030	1,143
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28		2,340	2,683
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		3,465	3,947
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		1,775	2,010
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	(15)	1,750	1,964
	Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/29	(4)	1,800	2,042
	Redding CA Electric System Revenue	5.000%	6/1/30		1,665	1,955
	Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/29		1,000	1,146
	Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/31		600	681
	Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/26	(2)	3,445	2,732
	Rio Hondo CA Community College District GO	0.000%	8/1/36		16,650	8,403
2	Riverside CA Electric Revenue TOB VRDO	1.720%	12/7/18		2,475	2,475
	Riverside CA Sewer Revenue	5.000%	8/1/32		3,000	3,539
	Riverside CA Sewer Revenue	5.000%	8/1/33		3,660	4,298
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/24		1,440	1,564
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/28		1,795	1,942
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/29		1,880	2,033
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/32		1,375	1,484
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/44		10,090	10,317
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		5,000	5,681
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40		5,000	5,732
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45		8,000	9,145
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	(15)	820	938
2	Riverside County CA Public Financing Authority Tax Allocation Revenue TOB VRDO	1.790%	12/7/18	(15)	2,420	2,420

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	(4)	1,500	1,533
7	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	0.000%	10/1/41	(15)	2,000	1,907
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/38		3,500	3,993
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41		6,710	2,299
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		2,975	967
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43		7,500	2,319
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		2,000	2,170
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20	(Prere.)	4,500	4,672
	Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/37		7,480	7,715
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/22		1,635	1,752
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		2,460	2,796
	Roseville CA Special Tax Revenue	5.000%	9/1/37		1,250	1,332
	Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/39		500	558
	Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/43		1,190	1,325
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/39	(15)	1,900	2,087
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/44	(15)	2,000	2,184
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	3,000	1,947
	Sacramento CA Financing Authority Lease Revenue	5.400%	11/1/20	(2)	2,500	2,612
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,253
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/31		1,175	1,289
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32		1,195	1,309
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33		1,450	1,586
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/36		1,370	1,429
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42		3,125	3,258
	Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/36		2,245	2,559
	Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/48		10,000	11,133

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/48		5,000	5,554
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	587
Sacramento County CA Airport Revenue	5.000%	7/1/33		1,500	1,736
Sacramento County CA Airport Revenue	5.000%	7/1/34		1,225	1,420
Sacramento County CA Airport Revenue	5.000%	7/1/34		2,000	2,302
Sacramento County CA Airport Revenue	5.000%	7/1/35		2,515	2,899
Sacramento County CA Airport Revenue	5.000%	7/1/35		2,000	2,289
Sacramento County CA Airport Revenue	5.000%	7/1/38		1,330	1,516
Sacramento County CA Airport Revenue	5.000%	7/1/41		7,500	8,315
Sacramento County CA Airport Revenue	5.000%	7/1/41		5,770	6,368
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/32		1,000	1,143
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/35		4,920	5,525
San Bernardino CA City Unified School District GO	5.000%	8/1/27	(4)	1,060	1,189
San Bernardino CA City Unified School District GO	0.000%	8/1/35	(4)	5,900	3,090
San Bernardino CA City Unified School District GO	0.000%	8/1/36	(4)	5,000	2,480
San Bernardino CA City Unified School District GO	4.000%	8/1/42	(4)	4,500	4,531
San Bernardino CA Community College District GO	0.000%	8/1/44		15,000	4,976
San Bernardino CA Community College District GO	5.000%	8/1/45		3,500	3,904
San Bernardino CA Community College District GO	0.000%	8/1/48		17,770	4,953
San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/32		4,035	4,391
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/42		3,080	3,421
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,000	3,250
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,500	2,709
San Diego CA Community College District GO	4.000%	8/1/32		3,200	3,418
San Diego CA Community College District GO	4.000%	8/1/32		3,935	4,203
San Diego CA Community College District GO	0.000%	8/1/36		8,000	4,137
San Diego CA Community College District GO	0.000%	8/1/38		3,510	1,636
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/19	(Prere.)	7,000	7,116
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/19	(Prere.)	6,000	6,099
San Diego CA Public Facilities Financing Authority Water Revenue	5.500%	8/1/19	(Prere.)	5,000	5,127
San Diego CA Public Facilities Financing Authority Water Revenue	5.750%	8/1/19	(Prere.)	2,500	2,567
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/28		5,000	5,899
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		5,000	5,712
San Diego CA Unified School District GO	5.000%	7/1/28		7,000	8,178
San Diego CA Unified School District GO	0.000%	7/1/29		8,150	5,826
San Diego CA Unified School District GO	0.000%	7/1/30		1,500	1,021

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Unified School District GO	0.000%	7/1/31		1,500	971
San Diego CA Unified School District GO	0.000%	7/1/32		1,085	672
San Diego CA Unified School District GO	4.000%	7/1/32		5,550	5,865
San Diego CA Unified School District GO	0.000%	7/1/34		3,500	1,961
San Diego CA Unified School District GO	4.000%	7/1/34		1,210	1,266
San Diego CA Unified School District GO	5.000%	7/1/35		5,000	5,549
San Diego CA Unified School District GO	0.000%	7/1/38		4,890	2,278
San Diego CA Unified School District GO	4.000%	7/1/45		8,050	8,189
San Diego CA Unified School District GO	0.000%	7/1/46		10,000	3,248
San Diego CA Unified School District GO	4.000%	7/1/47		12,525	12,745
San Diego CA Unified School District GO	0.000%	7/1/49		1,000	281
San Diego County CA COP	5.000%	10/15/28		1,445	1,653
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		4,000	4,192
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		3,200	3,350
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		2,715	2,835
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40		3,000	3,129
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/42		4,000	4,474
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		3,540	3,858
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47		5,355	5,967
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35		1,540	1,761
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37		1,500	1,618
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,030	5,860
San Diego County CA Water Authority Revenue	5.000%	5/1/36		8,350	9,493
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/31		7,000	8,109
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30		1,550	1,793
San Francisco CA City & County COP	4.000%	4/1/33		5,040	5,312
San Francisco CA City & County COP	4.000%	9/1/33		5,855	6,086
San Francisco CA City & County GO	4.000%	6/15/34		8,485	8,875
San Francisco CA City & County GO	4.000%	6/15/35		8,825	9,171
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,485	1,597
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		980	1,133
San Francisco CA City & County International Airport Revenue	5.000%	5/1/32		1,000	1,143
San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		8,000	8,736
San Francisco CA City & County International Airport Revenue	5.000%	5/1/44		6,000	6,590
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46		15,930	17,582
San Francisco CA City & County International Airport Revenue	5.000%	5/1/48		4,090	4,596

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,000	3,507
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		2,675	3,045
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		2,815	3,193
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		7,000	8,101
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		2,960	3,344
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		2,080	2,399
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	5,000	5,453
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,205	1,314
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,100	1,200
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,527
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	950	1,050
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	4,000	4,421
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/29		12,680	14,031
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		5,035	5,944
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		2,040	2,216
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		2,430	2,618
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		1,015	1,094
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		4,000	4,547
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		1,305	1,483
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		1,370	1,553
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		11,000	12,599
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		1,860	2,024
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		4,010	4,501
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/39		8,000	8,187
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		10,000	10,809
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.500%	8/1/19	(Prere.)	2,000	2,064

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.750%	2/1/21	(Prere.)	1,000	1,105
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28		975	1,131
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30		1,200	1,380
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/37		850	945
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/43		3,500	3,818
San Francisco CA City & County Unified School District GO	5.250%	6/15/19	(Prere.)	4,000	4,077
San Francisco CA City & County Unified School District GO	5.000%	6/15/32		8,365	8,701
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/37		7,000	8,001
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	6,000	5,103
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	6,045	4,922
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		5,000	5,401
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		10,010	10,631
San Jose CA Airport Revenue	5.000%	3/1/42		2,570	2,856
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	850	902
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	2,750	2,918
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/35		4,030	4,632
San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.500%	5/1/42		5,000	5,497
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/32		10,000	11,551
San Juan CA Unified School District GO	0.000%	8/1/20	(4)	4,930	4,775
San Juan CA Unified School District GO	0.000%	8/1/23	(4)	4,540	4,077
San Luis Obispo County CA Community College District GO	5.000%	8/1/28		890	1,033
San Luis Obispo County CA Community College District GO	5.000%	8/1/32		1,395	1,598
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/29	(4)	760	909

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/34	(4)	1,155	1,345
	San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	5,620	6,089
	San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	2,835	3,072
	San Marcos CA Unified School District GO	0.000%	8/1/32		2,600	1,599
	San Marcos CA Unified School District GO	4.000%	8/1/33		3,500	3,679
	San Marcos CA Unified School District GO	5.000%	8/1/35		5,000	5,739
	San Marcos CA Unified School District GO	5.000%	8/1/36		2,000	2,278
8	San Mateo CA Union High School District GO	0.000%	9/1/41		5,000	4,316
3	San Mateo County CA Community College District GO	5.000%	9/1/39		1,000	1,139
3	San Mateo County CA Community College District GO	5.000%	9/1/40		1,100	1,249
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/1/21	(14)	3,500	3,709
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		8,955	8,971
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/31		2,290	2,642
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/35		2,110	2,208
	San Mateo County CA Mid-Peninsula Water District COP	4.000%	12/1/46		2,000	2,031
	San Mateo-Foster City CA School District GO	4.000%	8/1/45		5,000	5,075
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	(4)	1,780	1,975
	San Rafael CA Elementary School District GO	4.500%	8/1/42		2,645	2,830
	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	(2)	2,000	1,134
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34		3,445	3,585
	San Ysidro CA School District COP	5.000%	9/1/47	(15)	2,045	2,195
	Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/41		2,000	2,058
	Santa Ana CA Unified School District GO	0.000%	8/1/32	(14)	3,680	2,227
	Santa Barbara CA Secondary/High School District GO	0.000%	8/1/40		2,050	824
	Santa Barbara CA Unified School District GO	4.000%	8/1/31		985	1,065
	Santa Barbara CA Unified School District GO	4.000%	8/1/31		500	541
	Santa Clara CA Electric Revenue	6.000%	7/1/31		3,000	3,307
	Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,000	4,205
	Santa Clara CA Unified School District GO	4.000%	7/1/41		5,000	5,127
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/28		625	742
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		525	620
	Santa Clarita CA Community College District GO	4.000%	8/1/41		6,850	7,029
	Santa Monica CA Community College District GO	4.000%	8/1/31		3,000	3,174
	Santa Monica CA Community College District GO	4.000%	8/1/35		1,000	1,060

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Monica CA Community College District GO	4.000%	8/1/36		1,250	1,316
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/38		400	413
Santa Rosa CA High School District GO	5.000%	8/1/36	(4)	550	626
Santa Rosa CA High School District GO	5.000%	8/1/37	(4)	470	534
Santa Rosa CA High School District GO	5.000%	8/1/39	(4)	1,125	1,268
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28		4,845	5,333
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33		1,000	1,095
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	2/1/39		3,090	3,418
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/45		1,500	1,685
Simi Valley CA Unified School District GO	0.000%	8/1/32	(4)	1,720	1,035
Simi Valley CA Unified School District GO	4.000%	8/1/35		1,230	1,291
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		995	1,061
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/35		2,495	2,654
Solano County CA Community College District GO	5.000%	8/1/36		1,750	2,008
Solano County CA Community College District GO	5.000%	8/1/37		1,050	1,200
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28		3,600	4,125
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33		3,530	4,123
Southern California Public Power Authority Revenue (Transmission Project)	5.750%	7/1/21	(14)	220	221
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/41		8,000	9,005
Southwestern California Community College District GO	4.000%	8/1/34		375	393
Southwestern California Community College District GO	5.000%	8/1/44		7,045	7,903
Southwestern California Community College District GO	4.000%	8/1/47		7,940	8,039
State Center California Community College District GO	4.000%	8/1/42		2,315	2,381
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/29	(15)	1,000	1,126
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/31	(15)	1,525	1,751
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/36	(15)	2,000	2,255
Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,000	1,011
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/38		2,160	2,515
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	(4)	4,220	4,682
Stockton CA Unified School District GO	5.000%	8/1/38	(4)	2,500	2,741
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(15)	1,225	1,368

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(15)	1,250	1,392
	Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(15)	1,280	1,423
	Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	4,200	4,734
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39		2,500	2,823
	Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	(4)	3,115	3,466
9	Temecula Valley CA Unified School District GO	0.000%	8/1/35	(15)	3,000	3,052
10	Temecula Valley CA Unified School District GO	0.000%	8/1/37	(15)	3,785	3,854
	Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/40		3,000	3,138
	Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		1,540	1,565
	Turlock CA Irrigation District Revenue	5.000%	1/1/31		2,000	2,113
	Tustin CA Community Facilities District Special Tax Revenue	5.000%	9/1/37		1,000	1,103
	Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/31		3,000	3,289
	Ukiah CA Unified School District GO	0.000%	8/1/32	(10)	6,425	3,915
	Union CA Elementary School District GO	0.000%	9/1/20	(14)	2,300	2,224
	Union CA Elementary School District GO	0.000%	9/1/21	(14)	2,000	1,889
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		1,760	1,970
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41		10,000	11,052
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44		7,515	7,581
	University of California Revenue	5.000%	5/15/21	(Prere.)	2,230	2,397
	University of California Revenue	5.000%	5/15/21	(Prere.)	1,560	1,677
	University of California Revenue	5.000%	5/15/23	(Prere.)	1,550	1,757
	University of California Revenue	5.000%	5/15/23	(Prere.)	2,325	2,635
	University of California Revenue	5.000%	5/15/29		2,060	2,421
	University of California Revenue	5.000%	5/15/31		2,020	2,331
	University of California Revenue	5.000%	5/15/32		7,925	9,064
	University of California Revenue	5.000%	5/15/32		1,000	1,149
	University of California Revenue	5.000%	5/15/33		2,675	2,958
	University of California Revenue	4.000%	5/15/34		5,000	5,229
	University of California Revenue	4.000%	5/15/34		7,000	7,319
	University of California Revenue	4.000%	5/15/34		7,000	7,297
	University of California Revenue	5.000%	5/15/34		4,820	5,627
	University of California Revenue	5.000%	5/15/34		2,975	3,169
	University of California Revenue	4.000%	5/15/35		5,000	5,206
	University of California Revenue	5.000%	5/15/35		7,475	8,680
	University of California Revenue	5.000%	5/15/35		2,080	2,214
	University of California Revenue	5.000%	5/15/36		5,250	6,006
	University of California Revenue	5.000%	5/15/37		3,535	4,033
	University of California Revenue	5.250%	5/15/37		3,500	3,951
	University of California Revenue	5.000%	5/15/38		10,000	10,940
	University of California Revenue	5.000%	5/15/40		50	50
	University of California Revenue	5.000%	5/15/40		5,000	5,586
	University of California Revenue	5.000%	5/15/41		10,250	11,421
	University of California Revenue	5.000%	5/15/42		5,025	5,650
	University of California Revenue	4.000%	5/15/46		13,280	13,361

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of California Revenue	5.000%	5/15/47		15,000	16,717
	University of California Revenue	5.000%	5/15/47		1,000	1,117
	University of California Revenue	5.000%	5/15/48		11,500	12,966
	University of California Revenue	5.000%	5/15/52		8,000	8,862
	University of California Revenue PUT	5.000%	5/15/23		6,500	7,308
	Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/42		5,000	4,878
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/47		4,000	4,329
3	Val Verde CA Unified School District CP	5.000%	3/1/32	(4)	750	866
3	Val Verde CA Unified School District CP	5.000%	3/1/33	(4)	1,000	1,150
3	Val Verde CA Unified School District CP	5.000%	3/1/35	(4)	2,445	2,785
	Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/33		1,110	1,258
	Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/35		750	848
	Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19	(14)	574	582
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,970	2,236
	Vista CA Unified School District GO	0.000%	8/1/28	(14)	7,425	5,522
	Walnut CA Energy Center Authority Revenue	5.000%	1/1/34		3,100	3,473
	Walnut Valley CA Unified School District GO	0.000%	8/1/36		1,000	493
	Washington Township CA Health Care District GO	5.500%	8/1/40		5,000	5,730
	Washington Township CA Health Care District Revenue	5.000%	7/1/33		1,080	1,188
	Washington Township CA Health Care District Revenue	4.000%	7/1/35		2,170	2,151
	West Contra Costa CA Unified School District GO	5.250%	8/1/21	(Prere.)	7,000	7,630
	West Contra Costa CA Unified School District GO	0.000%	8/1/32	(14)	7,650	4,661
	West Contra Costa CA Unified School District GO	5.000%	8/1/40		3,000	3,391
	West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/40	(4)	2,050	2,269
	West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/45	(4)	2,715	2,991
	Western Placer CA Unified School District COP	4.000%	8/1/41	(4)	2,075	2,108
	Western Placer CA Unified School District GO	5.000%	8/1/42	(15)	6,350	7,104
	Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/28	(15)	690	797
	Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/29	(15)	1,000	1,148
	Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		4,500	4,797
	Yuba City CA Unified School District GO	0.000%	9/1/19	(14)	2,270	2,237
	Yucaipa Valley CA Water District Water System Revenue	5.000%	9/1/27		1,000	1,144
						3,972,780
Guam (0.0%)
	Guam Power Authority Revenue	5.000%	10/1/24		1,000	1,092
Total Tax-Exempt Municipal Bonds (Cost $3,891,141)						3,973,872

California Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	212
Receivables for Accrued Income	39,041
Receivables for Capital Shares Issued	5,011
Variation Margin Receivable—Futures Contracts	29
Other Assets	402
Total Other Assets	44,695
Liabilities
Payables for Investment Securities Purchased	(23,723)
Payables for Capital Shares Redeemed	(3,328)
Payables for Distributions	(3,553)
Payables to Vanguard	(2,205)
Variation Margin Payable—Futures Contracts	(157)
Total Liabilities	(32,966)
Net Assets (100%)	3,985,601

At November 30, 2018, net assets consisted of:

Amount ($000)
Paid-in Capital	3,923,703
Total Distributable Earnings (Loss)	61,898
Net Assets	3,985,601

Investor Shares—Net Assets
Applicable to 40,665,058 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	479,367
Net Asset Value Per Share—Investor Shares	$11.79

Admiral Shares—Net Assets
Applicable to 297,436,320 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,506,234
Net Asset Value Per Share—Admiral Shares	$11.79

• See Note A in Notes to Financial Statements.

1 Securities with a value of $1,004,000 have been segregated as initial margin for open futures contracts

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $40,125,000, representing 1.0% of net assets.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018

4 5.000% coupon rate will be effective February 2023.

5 6.850% coupon rate will be effective January 2024.

6 4.000% coupon rate will be effective February 2021.

7 5.000% coupon rate will be effective October 2021.

8 6.700% coupon rate will be effective September 2028.

9 4.500% coupon rate will be effective August 2019.

10 4.625% coupon rate will be effective August 2019.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS — Auction Rate Security.

BAN — Bond Anticipation Note.

COP — Certificate of Participation.

CP — Commercial Paper.

FR — Floating Rate.

GAN — Grant Anticipation Note.

GO — General Obligation Bond.

PILOT — Payments in Lieu of Taxes.

PUT — Put Option Obligation.

RAN — Revenue Anticipation Note.

TAN — Tax Anticipation Note.

TOB — Tender Option Bond.

TRAN — Tax Revenue Anticipation Note.

VRDO — Variable Rate Demand Obligation.

VRDP — Variable Rate Demand Preferred.

(ETM) — Escrowed to Maturity.

(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
5-Year U.S. Treasury Note	March 2019	742	83,817	123
2-Year U.S. Treasury Note	March 2019	383	80,807	50
				173

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2019	(178)	(27,128)	(59)
Ultra 10-Year U.S. Treasury Note	March 2019	(133)	(16,825)	(37)
10-Year U.S. Treasury Note	March 2019	(134)	(16,007)	(23)
30-Year U.S. Treasury Bond	March 2019	(102)	(14,270)	(35)
				(154)
				19

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	138,491
Total Income	138,491
Expenses
The Vanguard Group—Note B
Investment Advisory Services	507
Management and Administrative—Investor Shares	656
Management and Administrative—Admiral Shares	2,417
Marketing and Distribution—Investor Shares	96
Marketing and Distribution—Admiral Shares	211
Custodian Fees	25
Auditing Fees	35
Shareholders’ Reports and Proxy—Investor Shares	13
Shareholders’ Reports and Proxy—Admiral Shares	18
Trustees’ Fees and Expenses	2
Total Expenses	3,980
Net Investment Income	134,511
Realized Net Gain (Loss)
Investment Securities Sold	(2,080)
Futures Contracts	(350)
Realized Net Gain (Loss)	(2,430)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(103,492)
Futures Contracts	372
Change in Unrealized Appreciation (Depreciation)	(103,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,961

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	134,511	126,202
Realized Net Gain (Loss)	(2,430)	10,183
Change in Unrealized Appreciation (Depreciation)	(103,120)	121,883
Net Increase (Decrease) in Net Assets Resulting from Operations	28,961	258,268
Distributions
Net Investment Income
Investor Shares	(16,260)	(15,357)
Admiral Shares	(118,407)	(110,135)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(134,667)	(125,492)
Capital Share Transactions
Investor Shares	6,720	13,831
Admiral Shares	179,406	241,094
Net Increase (Decrease) from Capital Share Transactions	186,126	254,925
Total Increase (Decrease)	80,420	387,701
Net Assets
Beginning of Period	3,905,181	3,517,480
End of Period	3,985,601	3,905,181

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.10	$11.66	$12.12	$12.07	$11.31
Investment Operations
Net Investment Income	.394 [1]	.396 [1]	.410	.428	.442
Net Realized and Unrealized Gain (Loss) on Investments	(.309)	.438	(.460)	.050	.760
Total from Investment Operations	.085	.834	(.050)	.478	1.202
Distributions
Dividends from Net Investment Income	(.395)	(.394)	(.410)	(.428)	(.442)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.395)	(.394)	(.410)	(.428)	(.442)
Net Asset Value, End of Period	$11.79	$12.10	$11.66	$12.12	$12.07

Total Return[2]	0.71%	7.22%	-0.55%	4.03%	10.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$479	$486	$455	$425	$397
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.31%	3.29%	3.31%	3.55%	3.75%
Portfolio Turnover Rate	15%	16%	18%	17%	14%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.10	$11.66	$12.12	$12.07	$11.31
Investment Operations
Net Investment Income	.404 [1]	.408 [1]	.423	.438	.451
Net Realized and Unrealized Gain (Loss) on Investments	(.310)	.438	(.460)	.050	.760
Total from Investment Operations	.094	.846	(.037)	.488	1.211
Distributions
Dividends from Net Investment Income	(.404)	(.406)	(.423)	(.438)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.404)	(.406)	(.423)	(.438)	(.451)
Net Asset Value, End of Period	$11.79	$12.10	$11.66	$12.12	$12.07

Total Return[2]	0.80%	7.33%	-0.45%	4.12%	10.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,506	$3,419	$3,062	$2,909	$2,674
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.39%	3.39%	3.41%	3.63%	3.83%
Portfolio Turnover Rate	15%	16%	18%	17%	14%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2018, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

California Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $212,000, representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

California Long-Term Tax-Exempt Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,973,872	—
Futures Contracts—Assets[1]	29	—	—
Futures Contracts—Liabilities[1]	(157)	—	—
Total	(128)	3,973,872	—

1 Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	(12,487)
Total Distributable Earnings (Loss)	12,487

California Long-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	5,580
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(19,571)
Net Unrealized Gains (Losses)	81,444

* Includes $16,937,000, which may be used to offset future net capital gains through November 30, 2019, as well as capital losses of $2,634,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of November 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	3,892,428
Gross Unrealized Appreciation	113,340
Gross Unrealized Depreciation	(31,896)
Net Unrealized Appreciation (Depreciation)	81,444

E.  During the year ended November 30, 2018, the fund purchased $857,485,000 of investment securities and sold $566,557,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2018, such purchases and sales were $310,128,000 and $285,558,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

California Long-Term Tax-Exempt Fund

F.  Capital share transactions for each class of shares were:

	Year Ended November 30,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	133,804	11,189	121,897	10,151
Issued in Lieu of Cash Distributions	14,104	1,183	13,372	1,110
Redeemed	(141,188)	(11,850)	(121,438)	(10,145)
Net Increase (Decrease)—Investor Shares	6,720	522	13,831	1,116
Admiral Shares
Issued	688,286	57,626	654,121	54,583
Issued in Lieu of Cash Distributions	76,586	6,424	72,146	5,991
Redeemed	(585,466)	(49,191)	(485,173)	(40,663)
Net Increase (Decrease)—Admiral Shares	179,406	14,859	241,094	19,911

G. Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2018, the related statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2018 and each of the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 17, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard California Tax-Exempt Funds

This information for the fiscal year ended November 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays Municipal California Intermediate Bond Index and the Bloomberg Barclays CA Municipal Bond Index (Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the California Tax-Exempt Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the California Tax-Exempt Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the California Tax-Exempt Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the California Tax-Exempt Funds or the owners of the California Tax-Exempt Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the California Tax-Exempt Funds. Investors acquire the California Tax-Exempt Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the California Tax-Exempt Funds. The California Tax-Exempt Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the California Tax-Exempt Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the California Tax-Exempt Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the California Tax-Exempt Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the California Tax-Exempt Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the California Tax-Exempt Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the California Tax-Exempt Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the California Tax-Exempt Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE CALIFORNIA TAX-EXEMPT FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q750 012019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2018: $99,000
Fiscal Year Ended November 30, 2017: $102,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2018: $9,734,277
Fiscal Year Ended November 30, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2018: $5,581,336
Fiscal Year Ended November 30, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2018: $0
Fiscal Year Ended November 30, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  January 22, 2019

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 22, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.